Consolidated statements of operations (CHF) In Millions, except Per Share data	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
Commissions and fees	3,463	3,671	3,586	7,134	6,993
Trading revenues	1,116	2,011	3,628	3,127	7,080
Other revenues	936	721	123	1,657	330
Net revenues	6,892	8,156	8,539	15,048	17,552
Provision for credit losses	13	(7)	20	6	(30)
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
Commission expenses	491	536	569	1,027	1,089
Total other operating expenses	2,143	2,168	2,630	4,311	4,825
Total operating expenses	5,239	6,197	6,610	11,436	12,698
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
Income tax expense	271	465	187	736	1,026
Income from continuing operations	1,369	1,501	1,722	2,870	3,858
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income	1,369	1,501	1,722	2,870	3,839
Net income attributable to noncontrolling interests	601	362	129	963	191
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
of which from continuing operations	768	1,139	1,593	1,907	3,667
of which from discontinued operations	0	0	0	0	(19)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.48	0.91	1.15	1.43	2.84
Basic earnings per share from discontinued operations (in CHF per share)	0	0	0	0	(0.02)
Basic earnings per share (in CHF per share)	0.48	0.91	1.15	1.43	2.82
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.48	0.9	1.15	1.42	2.83
Diluted earnings per share from discontinued operations (in CHF per share)	0	0	0	0	(0.02)
Diluted earnings per share (in CHF per share)	0.48	0.9	1.15	1.42	2.81

Consolidated statements of operations variances	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
QoQ Percent Change
Interest and dividend income, % Change (as a percent)	30.00%
Interest expense, % Change (as a percent)	54.00%
Net interest income, % Change (as a percent)	(21.00%)
Commissions and fees, % Change (as a percent)	(6.00%)
Trading revenues, % Change (as a percent)	(45.00%)
Other revenues, % Change (as a percent)	30.00%
Net revenues, % Change (as a percent)	(15.00%)
Compensation and benefits, % Change (as a percent)	(23.00%)
General and administrative expenses, % Change (as a percent)	1.00%
Commission expenses, % Change (as a percent)	(8.00%)
Total other operating expenses, % Change (as a percent)	(1.00%)
Total operating expenses, % Change (as a percent)	(15.00%)
Income from continuing operations before taxes, % Change (as a percent)	(17.00%)
Income tax expense, % Change (as a percent)	(42.00%)
Income from continuing operations, % Change (as a percent)	(9.00%)
Net income, % Change (as a percent)	(9.00%)
Net income attributable to noncontrolling interests, % Change (as a percent)	66.00%
Net income attributable to shareholders, % Change (as a percent)	(33.00%)
of which from continuing operations, % Change (as a percent)	(33.00%)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Basic earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
YoY Percent Change
Interest and dividend income, % Change (as a percent)	(12.00%)	(10.00%)
Interest expense, % Change (as a percent)	(17.00%)	(12.00%)
Net interest income, % Change (as a percent)	15.00%	(1.00%)
Commissions and fees, % Change (as a percent)	(3.00%)	2.00%
Trading revenues, % Change (as a percent)	(69.00%)	(56.00%)
Other revenues, % Change (as a percent)		402.00%
Net revenues, % Change (as a percent)	(19.00%)	(14.00%)
Provision for credit losses, % Change (as a percent)	(35.00%)
Compensation and benefits, % Change (as a percent)	(22.00%)	(10.00%)
General and administrative expenses, % Change (as a percent)	(20.00%)	(12.00%)
Commission expenses, % Change (as a percent)	(14.00%)	(6.00%)
Total other operating expenses, % Change (as a percent)	(19.00%)	(11.00%)
Total operating expenses, % Change (as a percent)	(21.00%)	(10.00%)
Income from continuing operations before taxes, % Change (as a percent)	(14.00%)	(26.00%)
Income tax expense, % Change (as a percent)	45.00%	(28.00%)
Income from continuing operations, % Change (as a percent)	(20.00%)	(26.00%)
(Income)/loss from discontinued operations, net of tax, % Change (as a percent)		100.00%
Net income, % Change (as a percent)	(20.00%)	(25.00%)
Net income attributable to noncontrolling interests, % Change (as a percent)	366.00%	404.00%
Net income attributable to shareholders, % Change (as a percent)	(52.00%)	(48.00%)
of which from continuing operations, % Change (as a percent)	(52.00%)	(48.00%)
of which from discontinued operations, % Change (as a percent)		100.00%
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)	(50.00%)
Basic earnings per share from discontinued operations (in CHF per share), % Change (as a percent)		100.00%
Basic earnings per share (in CHF per share), % Change (as a percent)	(58.00%)	(49.00%)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)	(50.00%)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (as a percent)		100.00%
Diluted earnings per share (in CHF per share), % Change (as a percent)	(58.00%)	(49.00%)

Consolidated balance sheets (CHF) In Millions, except Share data	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets (CHF million)
Cash and due from banks	68,073	73,360	65,467	77,524
of which reported from consolidated VIEs	1,491	1,510	1,432	2,008
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
of which reported at fair value	336	0	0	289
of which reported from consolidated VIEs	0	0	0	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
of which reported at fair value	117,340	116,468	136,906	153,125
of which reported from consolidated VIEs	0	0	0	1,330
Securities received as collateral, at fair value	32,057	37,033	42,147	42,888
of which encumbered	18,130	20,734	21,352	23,907
Trading assets, at fair value	302,626	314,201	324,704	350,093
of which encumbered	85,467	88,210	87,723	112,161
of which reported from consolidated VIEs	7,479	8,469	8,717	6,512
Investment securities	5,550	6,483	8,397	9,837
of which reported at fair value	5,404	6,026	7,945	9,417
of which reported from consolidated VIEs	45	55	72	422
Other investments	14,086	16,166	16,482	19,805
of which reported at fair value	11,147	13,033	13,448	17,055
of which reported from consolidated VIEs	2,043	2,482	2,334	2,826
Net loans	220,030	222,510	218,842	227,205
of which reported at fair value	19,191	19,843	18,552	23,219
of which encumbered	347	553	783	1,098
of which reported from consolidated VIEs	4,036	4,459	3,745	5,922
allowance for loan losses	(916)	(974)	(1,017)	(1,253)
Premises and equipment	6,651	6,669	6,725	6,701
of which reported from consolidated VIEs	91	80	72	57
Goodwill	7,908	8,433	8,585	9,582
Other intangible assets	281	294	312	377
of which reported at fair value	50	58	66	90
Brokerage receivables	40,845	47,275	38,769	51,699
Other assets	76,785	78,116	79,585	89,815
of which reported at fair value	37,887	39,216	39,470	44,152
of which encumbered	2,510	2,534	2,388	3,015
of which reported from consolidated VIEs	16,764	18,749	19,570	19,950
Assets of discontinued operations held-for-sale	0	0	23	69
Total assets	976,923	1,016,468	1,032,005	1,137,948
Liabilities and equity (CHF million)
Due to banks	41,987	41,113	37,493	37,822
of which reported at fair value	3,477	4,443	3,444	3,869
Customer deposits	286,455	293,295	287,564	287,400
of which reported at fair value	3,675	3,607	3,537	3,656
of which reported from consolidated VIEs	433	29	54	34
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
of which reported at fair value	109,282	111,385	123,697	130,279
Obligation to return securities received as collateral, at fair value	32,057	37,033	42,147	42,888
Trading liabilities, at fair value	120,452	134,846	133,997	164,437
of which reported from consolidated VIEs	165	183	188	383
Short-term borrowings	20,373	23,023	21,683	22,128
of which reported at fair value	4,046	4,838	3,308	3,304
of which reported from consolidated VIEs	4,126	4,733	4,333	4,352
Long-term debt	164,159	175,877	173,752	182,710
of which reported at fair value	76,844	83,811	83,692	92,132
of which reported from consolidated VIEs	18,184	20,155	19,739	21,918
Brokerage payables	67,315	64,693	61,746	83,472
Other liabilities	61,573	62,222	62,214	67,573
of which reported at fair value	29,677	31,995	29,185	30,018
of which reported from consolidated VIEs	820	778	840	1,603
Total liabilities	936,616	973,180	988,990	1,091,364
Common shares	48	48	47	47
Additional paid-in capital	21,107	22,565	23,026	22,462
Retained earnings	27,121	26,455	25,316	23,961
Treasury shares, at cost	(111)	0	(552)	0
Accumulated other comprehensive income/(loss)	(16,949)	(15,011)	(14,555)	(10,837)
Total shareholders' equity	31,216	34,057	33,282	35,633
Noncontrolling interests	9,091	9,231	9,733	10,951
Total equity	40,307	43,288	43,015	46,584
Total liabilities and equity	976,923	1,016,468	1,032,005	1,137,948
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Authorized shares (million) (in shares)	1,868,100,000	1,468,300,000	1,468,300,000	1,468,500,000
Issued shares (million) (in shares)	1,202,200,000	1,201,000,000	1,186,100,000	1,186,100,000
Treasury shares (million) (in shares)	3,103,396		12,228,377
Shares outstanding (million) (in shares)	1,199,100,000	1,201,000,000	1,173,900,000	1,186,100,000

Consolidated balance sheets variances	6 Months Ended
Jun. 30, 2011
QoQ Percent Change
Cash and due from banks, % Change (as a percent)	(7.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(1.00%)
Interest-bearing deposits with banks, % Change (as a percent)	35.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	1.00%
Securities received as collateral, at fair value, % Change (as a percent)	(13.00%)
of which encumbered, % Change (as a percent)	(13.00%)
Trading assets, at fair value, % Change (as a percent)	(4.00%)
of which encumbered, % Change (as a percent)	(3.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Investment securities, % Change (as a percent)	(14.00%)
of which reported at fair value, % Change (as a percent)	(10.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(18.00%)
Other investments, % Change (as a percent)	(13.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(18.00%)
Net loans, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	(3.00%)
of which encumbered, % Change (as a percent)	(37.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(9.00%)
allowance for loan losses, % Change (as a percent)	(6.00%)
Premises and equipment, % Change (as a percent)	0.00%
of which reported from consolidated VIEs, % Change (as a percent)	14.00%
Goodwill, % Change (as a percent)	(6.00%)
Other intangible assets, % Change (as a percent)	(4.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
Brokerage receivables, % Change (as a percent)	(14.00%)
Other assets, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	(3.00%)
of which encumbered, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(11.00%)
Total assets, % Change (as a percent)	(4.00%)
Due to banks, % Change (as a percent)	2.00%
of which reported at fair value, % Change (as a percent)	(22.00%)
Customer deposits, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	2.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	1.00%
of which reported at fair value, % Change (as a percent)	(2.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(13.00%)
Trading liabilities, at fair value, % Change (as a percent)	(11.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(10.00%)
Short-term borrowings, % Change (as a percent)	(12.00%)
of which reported at fair value, % Change (as a percent)	(16.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(13.00%)
Long-term debt, % Change (as a percent)	(7.00%)
of which reported at fair value, % Change (as a percent)	(8.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(10.00%)
Brokerage payables, % Change (as a percent)	4.00%
Other liabilities, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	(7.00%)
of which reported from consolidated VIEs, % Change (as a percent)	5.00%
Total liabilities, % Change (as a percent)	(4.00%)
Common shares, % Change (as a percent)	0.00%
Additional paid-in capital, % Change (as a percent)	(6.00%)
Retained earnings, % Change (as a percent)	3.00%
Accumulated other comprehensive income/(loss), % Change (as a percent)	13.00%
Total shareholders' equity, % Change (as a percent)	(8.00%)
Noncontrolling interests, % Change (as a percent)	(2.00%)
Total equity, % Change (as a percent)	(7.00%)
Total liabilities and equity, % Change (as a percent)	(4.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	0.00%
Shares outstanding (million) (in shares), % Change (as a percent)	0.00%
Ytd Percent Change
Cash and due from banks, % Change (as a percent)	4.00%
of which reported from consolidated VIEs, % Change (as a percent)	4.00%
Interest-bearing deposits with banks, % Change (as a percent)	27.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(9.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
Securities received as collateral, at fair value, % Change (as a percent)	(24.00%)
of which encumbered, % Change (as a percent)	(15.00%)
Trading assets, at fair value, % Change (as a percent)	(7.00%)
of which encumbered, % Change (as a percent)	(3.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(14.00%)
Investment securities, % Change (as a percent)	(34.00%)
of which reported at fair value, % Change (as a percent)	(32.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(38.00%)
Other investments, % Change (as a percent)	(15.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Net loans, % Change (as a percent)	1.00%
of which reported at fair value, % Change (as a percent)	3.00%
of which encumbered, % Change (as a percent)	(56.00%)
of which reported from consolidated VIEs, % Change (as a percent)	8.00%
allowance for loan losses, % Change (as a percent)	(10.00%)
Premises and equipment, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	26.00%
Goodwill, % Change (as a percent)	(8.00%)
Other intangible assets, % Change (as a percent)	(10.00%)
of which reported at fair value, % Change (as a percent)	(24.00%)
Brokerage receivables, % Change (as a percent)	5.00%
Other assets, % Change (as a percent)	(4.00%)
of which reported at fair value, % Change (as a percent)	(4.00%)
of which encumbered, % Change (as a percent)	5.00%
of which reported from consolidated VIEs, % Change (as a percent)	(14.00%)
Assets of discontinued operations held-for-sale, % Change (as a percent)	(100.00%)
Total assets, % Change (as a percent)	(5.00%)
Due to banks, % Change (as a percent)	12.00%
of which reported at fair value, % Change (as a percent)	1.00%
Customer deposits, % Change (as a percent)	0.00%
of which reported at fair value, % Change (as a percent)	4.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	(16.00%)
of which reported at fair value, % Change (as a percent)	(12.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(24.00%)
Trading liabilities, at fair value, % Change (as a percent)	(10.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Short-term borrowings, % Change (as a percent)	(6.00%)
of which reported at fair value, % Change (as a percent)	22.00%
of which reported from consolidated VIEs, % Change (as a percent)	(5.00%)
Long-term debt, % Change (as a percent)	(6.00%)
of which reported at fair value, % Change (as a percent)	(8.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(8.00%)
Brokerage payables, % Change (as a percent)	9.00%
Other liabilities, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	2.00%
of which reported from consolidated VIEs, % Change (as a percent)	(2.00%)
Total liabilities, % Change (as a percent)	(5.00%)
Common shares, % Change (as a percent)	2.00%
Additional paid-in capital, % Change (as a percent)	(8.00%)
Retained earnings, % Change (as a percent)	7.00%
Treasury shares, at cost, % Change (as a percent)	(80.00%)
Accumulated other comprehensive income/(loss), % Change (as a percent)	16.00%
Total shareholders' equity, % Change (as a percent)	(6.00%)
Noncontrolling interests, % Change (as a percent)	(7.00%)
Total equity, % Change (as a percent)	(6.00%)
Total liabilities and equity, % Change (as a percent)	(5.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	1.00%
Treasury shares (million) (in shares), % Change (as a percent)	(75.00%)
Shares outstanding (million) (in shares), % Change (as a percent)	2.00%
YoY Percent Change
Cash and due from banks, % Change (as a percent)	(12.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(26.00%)
Interest-bearing deposits with banks, % Change (as a percent)	(13.00%)
of which reported at fair value, % Change (as a percent)	16.00%
of which reported from consolidated VIEs, % Change (as a percent)	(100.00%)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(20.00%)
of which reported at fair value, % Change (as a percent)	(23.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(100.00%)
Securities received as collateral, at fair value, % Change (as a percent)	(25.00%)
of which encumbered, % Change (as a percent)	(24.00%)
Trading assets, at fair value, % Change (as a percent)	(14.00%)
of which encumbered, % Change (as a percent)	(24.00%)
of which reported from consolidated VIEs, % Change (as a percent)	15.00%
Investment securities, % Change (as a percent)	(44.00%)
of which reported at fair value, % Change (as a percent)	(43.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(89.00%)
Other investments, % Change (as a percent)	(29.00%)
of which reported at fair value, % Change (as a percent)	(35.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(28.00%)
Net loans, % Change (as a percent)	(3.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which encumbered, % Change (as a percent)	(68.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(32.00%)
allowance for loan losses, % Change (as a percent)	(27.00%)
Premises and equipment, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	60.00%
Goodwill, % Change (as a percent)	(17.00%)
Other intangible assets, % Change (as a percent)	(25.00%)
of which reported at fair value, % Change (as a percent)	(44.00%)
Brokerage receivables, % Change (as a percent)	(21.00%)
Other assets, % Change (as a percent)	(15.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
of which encumbered, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(16.00%)
Assets of discontinued operations held-for-sale, % Change (as a percent)	(100.00%)
Total assets, % Change (as a percent)	(14.00%)
Due to banks, % Change (as a percent)	11.00%
of which reported at fair value, % Change (as a percent)	(10.00%)
Customer deposits, % Change (as a percent)	0.00%
of which reported at fair value, % Change (as a percent)	1.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	(30.00%)
of which reported at fair value, % Change (as a percent)	(16.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(25.00%)
Trading liabilities, at fair value, % Change (as a percent)	(27.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(57.00%)
Short-term borrowings, % Change (as a percent)	(8.00%)
of which reported at fair value, % Change (as a percent)	22.00%
of which reported from consolidated VIEs, % Change (as a percent)	(5.00%)
Long-term debt, % Change (as a percent)	(10.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(17.00%)
Brokerage payables, % Change (as a percent)	(19.00%)
Other liabilities, % Change (as a percent)	(9.00%)
of which reported at fair value, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(49.00%)
Total liabilities, % Change (as a percent)	(14.00%)
Common shares, % Change (as a percent)	2.00%
Additional paid-in capital, % Change (as a percent)	(6.00%)
Retained earnings, % Change (as a percent)	13.00%
Accumulated other comprehensive income/(loss), % Change (as a percent)	56.00%
Total shareholders' equity, % Change (as a percent)	(12.00%)
Noncontrolling interests, % Change (as a percent)	(17.00%)
Total equity, % Change (as a percent)	(13.00%)
Total liabilities and equity, % Change (as a percent)	(14.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	1.00%
Shares outstanding (million) (in shares), % Change (as a percent)	1.00%

Consolidated statements of changes in equity (CHF) In Millions, except Share data		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income:	Non-controlling interests		Comprehensive income
Balance at Dec. 31, 2009 (Scenario, Previously Reported)		48,328	37,517				25,258		(11,638)
Balance (Restatement Adjustment)		(2,249)	(2,249)				(2,384)		135
Balance at Dec. 31, 2009				47	24,706			(856)		10,811
Balance (in shares) at Dec. 31, 2009				1,169,210,895
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(14)								(14)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(610)								(610)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1								1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		198								198
Net income/(loss)		3,839	3,648				3,648			191		3,839
Gains/(losses) on cash flow hedges		5	5						5			5
Foreign currency translation		1,174	764						764	410		1,174
Unrealized gains/(losses) on securities		19	19						19			19
Actuarial gains/(losses)		(128)	(128)						(128)			(128)
Net prior service cost		6	6						6			6
Total other comprehensive income/(loss), net of tax		1,076	666						666	410		1,076
Issuance of common shares		29	29		29
Issuance of common shares (in shares)				721,294
Sale of treasury shares		14,899	14,899		(38)			14,937
Sale of treasury shares (in shares)				303,653,568
Repurchase of treasury shares		(16,432)	(16,432)					(16,432)
Repurchase of treasury shares (in shares)				(332,521,565)
Share-based compensation, net of tax		116	116		(2,235)			2,351
Share-based compensation, net of tax (in shares)				45,027,284
Cash dividends paid		(2,654)	(2,561)				(2,561)			(93)
Change in scope of consolidation, net		57								57
Balance at Jun. 30, 2010		46,584	35,633	47	22,462		23,961	0	(10,837)	10,951
Balance (in shares) at Jun. 30, 2010				1,186,091,476
Balance at Mar. 31, 2010		47,756	36,815	47	24,729		24,929	(1,637)	(11,253)	10,941
Balance (in shares) at Mar. 31, 2010				1,154,902,996
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(9)								(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(409)								(409)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		70								70
Net income/(loss)		1,722	1,593				1,593			129		1,722
Gains/(losses) on cash flow hedges		(2)	(2)						(2)			(2)
Foreign currency translation		771	545						545	226		771
Unrealized gains/(losses) on securities		14	14						14			14
Actuarial gains/(losses)		(144)	(144)						(144)			(144)
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		642	416						416	226		642
Issuance of common shares		8	8		8
Issuance of common shares (in shares)				254,845
Sale of treasury shares		8,649	8,649		(56)			8,705
Sale of treasury shares (in shares)				177,658,492
Repurchase of treasury shares		(9,027)	(9,027)					(9,027)
Repurchase of treasury shares (in shares)				(184,019,180)
Share-based compensation, net of tax		(238)	(238)		(2,197)			1,959
Share-based compensation, net of tax (in shares)				37,294,323
Financial instruments indexed to own shares		(22)	(22)		(22)
Cash dividends paid		(2,575)	(2,561)				(2,561)			(14)
Change in scope of consolidation, net		(13)								(13)
Other		30								30
Balance at Jun. 30, 2010		46,584	35,633	47	22,462		23,961	0	(10,837)	10,951
Balance (in shares) at Jun. 30, 2010				1,186,091,476
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[1]			1,173,946,065
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(1)	(1)		(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(375)								(375)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		93								93
Net income/(loss)		1,496	1,139				1,139			357		1,496
Gains/(losses) on cash flow hedges		(17)	(17)						(17)			(17)
Foreign currency translation		(582)	(429)						(429)	(153)		(582)
Unrealized gains/(losses) on securities		(40)	(40)						(40)			(40)
Actuarial gains/(losses)		27	27						27			27
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		(609)	(456)						(456)	(153)		(609)
Issuance of common shares		623	623	1	622
Issuance of common shares (in shares)				14,846,351
Sale of treasury shares		4,801	4,801		138			4,663
Sale of treasury shares (in shares)				111,799,533
Repurchase of treasury shares		(4,380)	(4,380)					(4,380)
Repurchase of treasury shares (in shares)				(105,810,094)
Share-based compensation, net of tax		(803)	(802)		(1,071)			269		(1)
Share-based compensation, net of tax (in shares)				6,238,938
Financial instruments indexed to own shares		(15)	(15)		(15)
Cash dividends paid		(11)								(11)
Changes in redeemable noncontrolling interests		(217)	(127)		(127)					(90)
Change in scope of consolidation, net		(329)								(329)
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011	[2]			1,201,020,793
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[1]			1,173,946,065
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(3)	(2)		(2)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3][4]	(747)								(747)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	246								246
Net income/(loss)		2,844	1,907				1,907			937	[5]	2,844
Gains/(losses) on cash flow hedges		(27)	(27)						(27)			(27)
Foreign currency translation		(3,014)	(2,388)						(2,388)	(626)		(3,014)
Unrealized gains/(losses) on securities		(38)	(38)						(38)			(38)
Actuarial gains/(losses)		53	53						53			53
Net prior service cost		6	6						6			6
Total other comprehensive income/(loss), net of tax		(3,020)	(2,394)						(2,394)	(626)		(3,020)
Issuance of common shares		666	666	1	665
Issuance of common shares (in shares)				16,028,707
Sale of treasury shares		7,746	7,746		(83)			7,829
Sale of treasury shares (in shares)				197,154,527
Repurchase of treasury shares		(7,672)	(7,672)					(7,672)
Repurchase of treasury shares (in shares)				(194,611,747)
Share-based compensation, net of tax		(430)	(429)		(713)	[6]		284		(1)
Share-based compensation, net of tax (in shares)				6,582,201
Financial instruments indexed to own shares	[7]	202	202		202
Cash dividends paid		(1,805)	(1,748)		(1,646)	[8]	(102)			(57)
Changes in redeemable noncontrolling interests		(425)	(335)		(335)	[9]				(90)
Change in scope of consolidation, net		(310)								(310)
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011	[10]			1,199,099,753
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011	[2]			1,201,020,793
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)		(1)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3][4]	(372)								(372)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	153								153
Net income/(loss)		1,348	768				768			580	[11]	1,348
Gains/(losses) on cash flow hedges		(10)	(10)						(10)			(10)
Foreign currency translation		(2,432)	(1,959)						(1,959)	(473)		(2,432)
Unrealized gains/(losses) on securities		2	2						2			2
Actuarial gains/(losses)		26	26						26			26
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		(2,411)	(1,938)						(1,938)	(473)		(2,411)
Issuance of common shares		43	43		43
Issuance of common shares (in shares)				1,182,356
Sale of treasury shares		2,945	2,945		(221)			3,166
Sale of treasury shares (in shares)				85,354,994
Repurchase of treasury shares		(3,292)	(3,292)					(3,292)
Repurchase of treasury shares (in shares)				(88,801,653)
Share-based compensation, net of tax		373	373		358	[12]		15
Share-based compensation, net of tax (in shares)				343,263
Financial instruments indexed to own shares	[7]	217	217		217
Cash dividends paid		(1,794)	(1,748)		(1,646)	[8]	(102)			(46)
Changes in redeemable noncontrolling interests		(208)	(208)		(208)	[9]
Change in scope of consolidation, net		19								19
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011	[10]			1,199,099,753

[1]	At par value CHF 0.04 each, fully paid, net of 12,228,377 treasury shares. In addition to the treasury shares, a maximum of 282,101,278 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[2]	At par value CHF 0.04 each, fully paid. A maximum of 267,254,927 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Net income attributable to noncontrolling interests excludes CHF 26 million due to redeemable noncontrolling interests.
[6]	Includes a net tax charge of CHF 199 million from the excess recognized compensation expense over fair value of shares delivered.
[7]	The Group had purchased certain call options on its own shares previously used to economically hedge share-based compensation awards.
[8]	Paid out of reserves from capital contributions.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. For further information, refer to Note 24 - Guarantees and commitments - Other commitments.
[10]	At par value CHF 0.04 each, fully paid, net of 3,103,396 treasury shares. In addition to the treasury shares, a maximum of 665,936,917 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[11]	Net income attributable to noncontrolling interests excludes CHF 21 million due to redeemable noncontrolling interests.
[12]	Includes a net tax benefit of CHF 12 million from the excess fair value of shares delivered over recognized compensation expense.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Treasury shares (in shares)	3,103,396	3,103,396		12,228,377
Unissued shares (in shares)	665,936,917	665,936,917	267,254,927	282,101,278
Net income attributable to redeemable noncontrolling interests	21	26
Tax benefit (charge) from the excess fair value of compensation expense	12	(199)

Consolidated statements of comprehensive income (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Comprehensive income (CHF million)
Net income	1,369	1,501	1,722	2,870	3,839
Other comprehensive income/(loss), net of tax	(2,411)	(609)	642	(3,020)	1,076
Comprehensive income/(loss)	(1,042)	892	2,364	(150)	4,915
Comprehensive income/(loss) attributable to noncontrolling interests	128	209	355	337	601
Comprehensive income/(loss) attributable to shareholders	(1,170)	683	2,009	(487)	4,314

Consolidated statements of comprehensive income variances	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
QoQ Percent Change
Net income, % Change (as a percent)	(9.00%)
Other comprehensive income/(loss), net of tax, % Change (as a percent)	296.00%
Comprehensive income/(loss) attributable to noncontrolling interests, % Change (as a percent)	(39.00%)
YoY Percent Change
Net income, % Change (as a percent)	(20.00%)	(25.00%)
Comprehensive income/(loss) attributable to noncontrolling interests, % Change (as a percent)	(64.00%)	(44.00%)

Consolidated statements of cash flows (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities of continuing operations (CHF million)
Net income	2,870	3,839
(Income)/loss from discontinued operations, net of tax	0	19
Income from continuing operations	2,870	3,858
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	544	580
Provision for credit losses	6	(30)
Deferred tax provision	483	609
Share of net income from equity method investments	(21)	(59)
Trading assets and liabilities, net	(9,211)	17,056
(Increase)/decrease in other assets	(10,856)	(2,692)
Increase/(decrease) in other liabilities	15,889	15,883
Other, net	804	1,610
Total adjustments	(2,362)	32,957
Net cash provided by/(used in) operating activities of continuing operations	508	36,815
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(485)	(737)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	932	(30,201)
Purchase of investment securities	(1,172)	(1,166)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	1,372	1,741
Investments in subsidiaries and other investments	(870)	(460)
Proceeds from sale of other investments	2,516	1,054
(Increase)/decrease in loans	(5,636)	1,286
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(718)	(764)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	147	184
Net cash provided by/(used in) investing activities of continuing operations	(1,585)	(27,902)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,703	7,758
Increase/(decrease) in short-term borrowings	413	9,005
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,285
Issuances of long-term debt	23,602	30,623
Repayments of long-term debt	(18,972)	(28,237)
Issuances of common shares	666	29
Sale of treasury shares	7,746	14,899
Repurchase of treasury shares	(7,672)	(16,432)
Dividends paid/capital repayments	(1,805)	(2,654)
Excess tax benefits related to share-based compensation	0	640
Other, net	671	(1,312)
Net cash provided by/(used in) financing activities of continuing operations	10,112	17,604
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,454)	(752)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,606	25,667
Cash and due from banks at beginning of period	65,467	51,857
Cash and due from banks at end of period	68,073	77,524
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	675	614
Cash paid for interest	9,238	10,260

Consolidated statements of cash flows variances (YoY Percent Change)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
YoY Percent Change
Net income, % Change (as a percent)	(25.00%)
(Income)/loss from discontinued operations, net of tax, % Change (as a percent)	(100.00%)
Income from continuing operations, % Change (as a percent)	(26.00%)
Impairment, depreciation and amortization, % Change (as a percent)	(6.00%)
Deferred tax provision, % Change (as a percent)	(21.00%)
Share of net income from equity method investments, % Change (as a percent)	(64.00%)
(Increase)/decrease in other assets, % Change (as a percent)	303.00%
Increase/(decrease) in other liabilities, % Change (as a percent)	0.00%
Other, net, % Change (as a percent)	(50.00%)
Net cash provided by/(used in) operating activities of continuing operations, % Change (as a percent)	(99.00%)
(Increase)/decrease in interest-bearing deposits with banks, % Change (as a percent)	(34.00%)
Purchase of investment securities, % Change (as a percent)	1.00%
Proceeds from sale of investment securities, % Change (as a percent)	208.00%
Maturities of investment securities, % Change (as a percent)	(21.00%)
Investments in subsidiaries and other investments, % Change (as a percent)	89.00%
Proceeds from sale of other investments, % Change (as a percent)	139.00%
Proceeds from sales of loans, % Change (as a percent)	(52.00%)
Capital expenditures for premises and equipment and other intangible assets, % Change (as a percent)	(6.00%)
Proceeds from sale of premises and equipment and other intangible assets, % Change (as a percent)	0.00%
Other, net, % Change (as a percent)	(20.00%)
Net cash provided by/(used in) investing activities of continuing operations, % Change (as a percent)	(94.00%)
Increase/(decrease) in due to banks and customer deposits, % Change (as a percent)	102.00%
Increase/(decrease) in short-term borrowings, % Change (as a percent)	(95.00%)
Issuances of long-term debt, % Change (as a percent)	(23.00%)
Repayments of long-term debt, % Change (as a percent)	(33.00%)
Sale of treasury shares, % Change (as a percent)	(48.00%)
Repurchase of treasury shares, % Change (as a percent)	(53.00%)
Dividends paid/capital repayments, % Change (as a percent)	(32.00%)
Excess tax benefits related to share-based compensation, % Change (as a percent)	(100.00%)
Net cash provided by/(used in) financing activities of continuing operations, % Change (as a percent)	(43.00%)
Net increase/(decrease) in cash and due from banks, % Change (as a percent)	(90.00%)
Cash and due from banks at beginning of period, % Change (as a percent)	(12.00%)	26.00%
Cash and due from banks at end of period, % Change (as a percent)	(12.00%)	26.00%
Cash paid for income taxes, % Change (as a percent)	10.00%
Cash paid for interest, % Change (as a percent)	(10.00%)

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2011
Summary of significant accounting policies
Summary of significant accounting policies
Note 1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2010, included in the Credit Suisse Annual Report 2010. For a description of the Group’s significant accounting policies, refer to Note 1 – Summary of significant accounting policies in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The presentation of period over period change, the 1Q11 consolidated statements of operations, consolidated balance sheet and consolidated statements of changes in equity and the 2Q10 consolidated balance sheet have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards	6 Months Ended
Jun. 30, 2011
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards. For a description of accounting standards adopted in 2010, refer to Note 2 – Recently issued accounting standards in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

ASC Topic 310 – Receivables
In January 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to Accounting Standards Codification (ASC) Topic 310 – Receivables.

The amendment in ASU 2011-01 temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310 – Receivables.
The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses.

The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group’s consolidated financial statements in the Credit Suisse Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided in 1Q11 for the first time. For further information, refer to Note 16 – Loans, allowance for loan losses and credit quality.

ASC Topic 820 – Fair Value Measurement
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which are effective for interim and annual periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. For further information, refer to Note 26 – Financial instruments.

Standards to be adopted in future periods
ASC Topic 220 – Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 was issued to improve the comparability, consistency and transparency of financial reporting. The amendment provides the entity an option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income. ASU 2011-05 is required to be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2011. ASU 2011-05 is an update only for presentation and as such will not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 310 – Receivables
In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (ASU 2011-02), an update to ASC Topic 310 – Receivables. ASU 2011-02 provides guidance in evaluating whether a restructuring constitutes a troubled debt restructuring. In order to meet the requirements for a troubled debt restructuring, a creditor must separately conclude that both the restructuring constitutes a concession and the debtor is experiencing financial difficulties. The amendments clarify the guidance on a creditor’s evaluation of whether it has granted a concession and also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of ASU 2011-02 is not expected to have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, an update to ASC Topic 820 – Fair Value Measurement. ASU 2011-04 results in common fair value measurement and disclosure requirements in US GAAP and IFRS. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. ASU 2011-04 is required to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group is currently evaluating the impact of adoption of ASU 2011-04 on the Group’s financial condition, results of operations and cash flows.

ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Current guidance prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU 2011-03 is not expected to have any impact on the Group’s financial condition, results of operations or cash flows.

Business developments and subsequent events	6 Months Ended
Jun. 30, 2011
Business developments and subsequent events
Business developments and subsequent events
Note 3 Business developments and subsequent events
Acquisitions and divestitures
On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

Subsequent events
In July 2011, the UK enacted a levy attributable to the UK operations of large banks on certain funding. The levy came into effect as of January 1, 2011 at a rate of 7.5 basis points for short-term liabilities and 3.75 basis points for long-term equity and liabilities. The Group currently estimates an expense of CHF 125 million from this levy in 2011 to be recognized in the second half of 2011.

Discontinued operations	6 Months Ended
Jun. 30, 2011
Discontinued operations
Discontinued operations
Note 4 Discontinued operations
On December 31, 2008, the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen Asset Management (Aberdeen). The transaction was completed with the final closing on July 1, 2009. As part of the sale of the traditional investments business, the Group purchased certain assets in the amount of CHF 114 million in 1Q10 in accordance with contractual obligations and recognized losses of CHF 19 million that were included in discontinued operations in 1Q10 and 6M10, respectively. The remaining balance of the assets purchased in 1Q10 was sold or matured in 1Q11.

Segment information	6 Months Ended
Jun. 30, 2011
Segment information
Segment information
Note 5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, including human resources, legal and compliance, risk management and IT. The segment information reflects the Group’s reportable segments as follows:

– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and UHNW individuals worldwide. In Switzerland, it supplies banking products and services to individual clients, including affluent, high-net-worth and UHNW clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have SEI in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, our tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income before taxes
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net revenues (CHF million)

Private Banking	2,797	2,896	2,991	(3)	(6)	5,693	5,891	(3)

Investment Banking	2,822	4,929	4,099	(43)	(31)	7,751	9,315	(17)

Asset Management	629	591	502	6	25	1,220	1,133	8

Corporate Center	78	(603)	828	–	(91)	(525)	1,042	–

Noncontrolling interests without SEI	566	343	119	65	376	909	171	432

Net revenues	6,892	8,156	8,539	(15)	(19)	15,048	17,552	(14)

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	843	855	874	(1)	(4)	1,698	1,766	(4)

Investment Banking	231	1,343	784	(83)	(71)	1,574	2,578	(39)

Asset Management	202	172	22	17	–	374	188	99

Corporate Center	(190)	(745)	126	(74)	–	(935)	208	–

Noncontrolling interests without SEI	554	341	103	62	438	895	144	–

Income from continuing operations before taxes	1,640	1,966	1,909	(17)	(14)	3,606	4,884	(26)

Total assets
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	335,098	341,581	337,496	351,009	(2)	(1)	(5)

Investment Banking	741,067	779,218	803,613	905,208	(5)	(8)	(18)

Asset Management	27,813	28,275	27,986	28,519	(2)	(1)	(2)

Corporate Center [1]	(133,347)	(138,996)	(143,945)	(156,232)	(4)	(7)	(15)

Noncontrolling interests without significant economic interest	6,292	6,390	6,855	9,444	(2)	(8)	(33)

Total assets	976,923	1,016,468	1,032,005	1,137,948	(4)	(5)	(14)

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net interest income	6 Months Ended
Jun. 30, 2011
Net interest income
Net interest income
Note 6 Net interest income
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net interest income (CHF million)

Loans	1,253	1,222	1,371	3	(9)	2,475	2,717	(9)

Investment securities	23	31	22	(26)	5	54	49	10

Trading assets	4,159	2,677	5,085	55	(18)	6,836	8,039	(15)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	870	707	656	23	33	1,577	1,208	31

Other	777	815	925	(5)	(16)	1,592	1,852	(14)

Interest and dividend income	7,082	5,452	8,059	30	(12)	12,534	13,865	(10)

Deposits	(427)	(404)	(398)	6	7	(831)	(766)	8

Short-term borrowings	(14)	(18)	(17)	(22)	(18)	(32)	(32)	0

Trading liabilities	(3,264)	(1,376)	(4,305)	137	(24)	(4,640)	(5,745)	(19)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(343)	(365)	47	38	(848)	(716)	18

Long-term debt	(1,422)	(1,470)	(1,696)	(3)	(16)	(2,892)	(3,313)	(13)

Other	(73)	(88)	(76)	(17)	(4)	(161)	(144)	12

Interest expense	(5,705)	(3,699)	(6,857)	54	(17)	(9,404)	(10,716)	(12)

Net interest income	1,377	1,753	1,202	(21)	15	3,130	3,149	(1)

Commissions and fees	6 Months Ended
Jun. 30, 2011
Commissions and fees
Commissions and fees
Note 7 Commissions and fees
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Commissions and fees (CHF million)

Lending business	349	342	327	2	7	691	593	17

Investment and portfolio management	1,072	1,070	1,043	0	3	2,142	2,141	0

Other securities business	22	15	19	47	16	37	40	(8)

Fiduciary business	1,094	1,085	1,062	1	3	2,179	2,181	0

Underwriting	491	542	513	(9)	(4)	1,033	1,051	(2)

Brokerage	989	1,208	1,094	(18)	(10)	2,197	2,124	3

Underwriting and brokerage	1,480	1,750	1,607	(15)	(8)	3,230	3,175	2

Other services	540	494	590	9	(8)	1,034	1,044	(1)

Commissions and fees	3,463	3,671	3,586	(6)	(3)	7,134	6,993	2

Trading revenues	6 Months Ended
Jun. 30, 2011
Trading revenues.
Trading revenues
Note 8 Trading revenues
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Trading revenues (CHF million)

Interest rate products	1,389	1,063	526	31	164	2,452	3,310	(26)

Foreign exchange products	(1,562)	678	1,088	–	–	(884)	1,747	–

Equity/index-related products	689	513	1,715	34	(60)	1,202	2,177	(45)

Credit products	317	(475)	462	–	(31)	(158)	(34)	365

Commodity, emission and energy products	232	74	28	214	–	306	(38)	–

Other products	51	158	(191)	(68)	–	209	(82)	–

Trading revenues	1,116	2,011	3,628	(45)	(69)	3,127	7,080	(56)

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and OTC derivatives;
– Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and CP;
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is VaR. The Group holds securities as collateral and enters into CDS to mitigate the credit risk on these products.

Other revenues	6 Months Ended
Jun. 30, 2011
Other revenues.
Other revenues
Note 9 Other revenues
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	584	323	143	81	308	907	160	467

Loans held-for-sale	17	18	(1)	(6)	–	35	(72)	–

Long-lived assets held-for-sale	65	(1)	(69)	–	–	64	(92)	–

Equity method investments	52	6	55	–	(5)	58	121	(52)

Other investments	91	249	(142)	(63)	–	340	(86)	–

Other	127	126	137	1	(7)	253	299	(15)

Other revenues	936	721	123	30	–	1,657	330	402

Provision for credit losses	6 Months Ended
Jun. 30, 2011
Provision for credit losses
Provision for credit losses
Note 10 Provision for credit losses
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Provision for credit losses (CHF million)

Provision for loan losses	3	12	7	(75)	(57)	15	(17)	–

Provision for lending-related and other exposures	10	(19)	13	–	(23)	(9)	(13)	(31)

Provision for credit losses	13	(7)	20	–	(35)	6	(30)	–

Compensation and benefits	6 Months Ended
Jun. 30, 2011
Compensation and benefits
Compensation and benefits
Note 11 Compensation and benefits
	in				% change		in			% change

	2Q11		1Q11	2Q10	QoQ	YoY	6M11		6M10	YoY

Compensation and benefits (CHF million)

Salaries and variable compensation	2,719		3,503	3,011	(22)	(10)	6,222		6,469	(4)

Social security	207		322	321	(36)	(36)	529		566	(7)

Other [1]	170		204	648	(17)	(74)	374		838	(55)

Compensation and benefits	3,096	[2]	4,029	3,980	(23)	(22)	7,125	[2]	7,873	(10)

1 Includes pension and other post-retirement expense of CHF 112 million, CHF 134 million, CHF 124 million, CHF 246 million and CHF 241 million in 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively, and the UK levy on variable compensation of CHF 447 million in 2Q10 and 6M10. 2 Includes CHF 142 million of severance and other compensation expense related to headcount reductions in Investment Banking.

General and administrative expenses	6 Months Ended
Jun. 30, 2011
General and administrative expenses
General and administrative expenses
Note 12 General and administrative expenses
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

General and administrative expenses (CHF million)

Occupancy expenses	269	264	308	2	(13)	533	595	(10)

IT, machinery, etc.	333	327	346	2	(4)	660	677	(3)

Provisions and losses	42	47	265	(11)	(84)	89	345	(74)

Travel and entertainment	115	104	130	11	(12)	219	242	(10)

Professional services	541	485	606	12	(11)	1,026	1,063	(3)

Amortization and impairment of other intangible assets	8	7	9	14	(11)	15	18	(17)

Other	344	398	397	(14)	(13)	742	796	(7)

General and administrative expenses	1,652	1,632	2,061	1	(20)	3,284	3,736	(12)

Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings per share
Earnings per share
Note 13 Earnings per share
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net income attributable to shareholders (CHF million)

Income from continuing operations	768	1,139	1,593	(33)	(52)	1,907	3,667	(48)

Income/(loss) from discontinued operations, net of tax	0	0	0	–	–	0	(19)	100

Net income attributable to shareholders	768	1,139	1,593	(33)	(52)	1,907	3,648	(48)

Preferred securities dividends	(102)	–	(67)	–	52	(102)	(67)	52

Net income attributable to shareholders for basic earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,389	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	192	(47)

Net income attributable to shareholders for diluted earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,390	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	191	(47)

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,199.3	1,184.4	1,208.1	1	(1)	1,191.8	1,201.2	(1)

Dilutive share options and warrants	2.9	2.6	5.5	12	(47)	2.7	5.9	(54)

Dilutive share awards	5.6	1.2	0.4	367	–	3.4	0.7	386

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,207.8	1,188.2	1,214.0	2	(1)	1,197.9	1,207.8	(1)

Weighted-average shares outstanding for basic/ diluted earnings per share available for unvested share-based payment awards	74.6	72.1	69.8	3	7	73.4	65.4	12

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.48	0.91	1.15	(47)	(58)	1.43	2.84	(50)

Basic earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Basic earnings per share available for common shares	0.48	0.91	1.15	(47)	(58)	1.43	2.82	(49)

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.48	0.90	1.15	(47)	(58)	1.42	2.83	(50)

Diluted earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Diluted earnings per share available for common shares	0.48	0.90	1.15	(47)	(58)	1.42	2.81	(49)

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 36.4 million, 44.9 million, 45.1 million, 40.7 million and 45.6 million for 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively.

Trading assets and liabilities	6 Months Ended
Jun. 30, 2011
Trading assets and liabilities
Trading assets and liabilities
Note 14 Trading assets and liabilities
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Trading assets (CHF million)

Debt securities	155,058	152,989	154,555	163,572	1	0	(5)

Equity securities [1]	89,077	97,037	102,941	92,203	(8)	(13)	(3)

Derivative instruments [2]	40,313	43,614	47,744	75,786	(8)	(16)	(47)

Other	18,178	20,561	19,464	18,532	(12)	(7)	(2)

Trading assets	302,626	314,201	324,704	350,093	(4)	(7)	(14)

Trading liabilities (CHF million)

Short positions	74,137	86,693	76,094	83,786	(14)	(3)	(12)

Derivative instruments [2]	46,315	48,153	57,903	80,651	(4)	(20)	(43)

Trading liabilities	120,452	134,846	133,997	164,437	(11)	(10)	(27)

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	25,333	23,349	28,500	43,030	8	(11)	(41)

Receivables not netted [1]	13,739	12,672	14,987	16,195	8	(8)	(15)

Total	39,072	36,021	43,487	59,225	8	(10)	(34)

Cash collateral payables (CHF million)

Payables netted against derivative positions	27,166	26,972	29,238	37,083	1	(7)	(27)

Payables not netted [1]	14,562	12,794	14,428	15,918	14	1	(9)

Total	41,728	39,766	43,666	53,001	5	(4)	(21)

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities	6 Months Ended
Jun. 30, 2011
Investment securities.
Investment securities
Note 15 Investment securities
end of	2Q11	4Q10	% change

Investment securities (CHF million)

Debt securities held-to-maturity	146	452	(68)

Securities available-for-sale	5,404	7,945	(32)

Total investment securities	5,550	8,397	(34)

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q11 (CHF million)

Debt securities issued by foreign governments	146	0	0	146

Debt securities held-to-maturity	146	0	0	146

Debt securities issued by the Swiss federal, cantonal or local governmental entities	255	14	0	269

Debt securities issued by foreign governments	3,662	86	2	3,746

Corporate debt securities	848	19	1	866

Collateralized debt obligations	419	12	2	429

Debt securities available-for-sale	5,184	131	5	5,310

Banks, trust and insurance companies	68	10	0	78

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	11	0	94

Securities available-for-sale	5,267	142	5	5,404

4Q10 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q11 (CHF million)

Debt securities issued by foreign governments	471	2	0	0	471	2

Corporate debt securities	29	0	30	1	59	1

Collateralized debt obligation	54	2	10	0	64	2

Debt securities available-for-sale	554	4	40	1	594	5

4Q10 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligation	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M11		6M10

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	2,095	1	679	0

Realized gains	40	0	5	0

Realized losses	(22)	0	(11)	0

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q11 (CHF million)

Due within 1 year	146	146	0.00	960	962	2.33

Due from 1 to 5 years	0	0	–	3,573	3,676	3.40

Due from 5 to 10 years	0	0	–	525	542	2.43

Due after 10 years	0	0	–	126	130	3.99

Total debt securities	146	146	0.00	5,184	5,310	3.12

Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2011
Loans, allowance for loan losses and credit quality
Loans, allowance for loan losses and credit quality
Note 16 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments “consumer loans” and “corporate and institutional loans”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Loans (CHF million)

Mortgages	86,374	85,449	84,625	83,838	1	2	3

Loans collateralized by securities	25,725	26,076	24,552	24,166	(1)	5	6

Consumer finance	6,024	5,742	5,708	5,629	5	6	7

Consumer loans	118,123	117,267	114,885	113,633	1	3	4

Real estate	24,163	23,846	23,362	24,628	1	3	(2)

Commercial and industrial loans	52,733	55,075	54,673	58,814	(4)	(4)	(10)

Financial institutions	23,674	25,146	24,764	27,460	(6)	(4)	(14)

Governments and public institutions	2,285	2,182	2,207	3,960	5	4	(42)

Corporate and institutional loans	102,855	106,249	105,006	114,862	(3)	(2)	(10)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

of which held at amortized cost	201,787	203,673	201,339	205,276	(1)	0	(2)

of which held at fair value	19,191	19,843	18,552	23,219	(3)	3	(17)

Net (unearned income)/deferred expenses	(32)	(32)	(32)	(37)	0	0	(14)

Allowance for loan losses	(916)	(974)	(1,017)	(1,253)	(6)	(10)	(27)

Net loans	220,030	222,510	218,842	227,205	(1)	1	(3)

Gross loans by location (CHF million)

Switzerland	142,091	139,993	138,989	138,337	1	2	3

Foreign	78,887	83,523	80,902	90,158	(6)	(2)	(13)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

Impaired loan portfolio (CHF million)

Non-performing loans	880	943	961	1,099	(7)	(8)	(20)

Non-interest-earning loans	272	312	340	387	(13)	(20)	(30)

Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486	(8)	(11)	(22)

Restructured loans	46	41	52	67	12	(12)	(31)

Potential problem loans	446	424	510	426	5	(13)	5

Total other impaired loans	492	465	562	493	6	(12)	0

Gross impaired loans	1,644	1,720	1,863	1,979	(4)	(12)	(17)

Allowance for loan losses
	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	281	693	974	279	738	1,017	1,269

Net movements recognized in statements of operations	2	1	3	12	0	12	7

Gross write-offs	(17)	(30)	(47)	(24)	(37)	(61)	(48)

Recoveries	14	1	15	6	2	8	15

Net write-offs	(3)	(29)	(32)	(18)	(35)	(53)	(33)

Provisions for interest	1	2	3	1	1	2	3

Foreign currency translation impact and other adjustments, net	(12)	(20)	(32)	7	(11)	(4)	7

Balance at end of period	269	647	916	281	693	974	1,253

	6M11			6M10

	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395

Net movements recognized in statements of operations	14	1	15	(17)

Gross write-offs	(41)	(67)	(108)	(176)

Recoveries	20	3	23	33

Net write-offs	(21)	(64)	(85)	(143)

Provisions for interest	2	3	5	3

Foreign currency translation impact and other adjustments, net	(5)	(31)	(36)	15

Balance at end of period	269	647	916	1,253

Allowance for loan losses and gross loans held at amortized cost
	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at end of period	269	647	916	281	693	974	1,253

of which individually evaluated for impairment	198	470	668	211	501	712	865

of which collectively evaluated for impairment	71	177	248	70	192	262	388

Gross loans held at amortized cost (CHF million)

Balance at end of period	118,118	83,669	201,787	117,261	86,412	203,673	205,276

of which individually evaluated for impairment	538	837	1,375	581	909	1,490	1,840

of which collectively evaluated for impairment	117,580	82,832	200,412	116,680	85,503	202,183	203,436

Loans held at amortized cost – purchases, reclassifications and sales
	2Q11			1Q11			6M11

in	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Loans held at amortized cost (CHF million)

Purchases	–	458	458	–	1,102	1,102	–	1,560	1,560

Reclassifications to loans held-for-sale	–	268	268	–	370	370	–	638	638

of which subsequently sold	–	95	95	–	370	370	–	465	465

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, price, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Internally developed models are built from statistical data and then subject to a thorough business review before implementation. Relevant quantitative data and qualitative factors relating to the counterparty result in the assignment of a credit rating which measures the counterparty’s risk of default.

Internal ratings are reviewed annually and calibrated to external rating agencies using the historical PD associated with external ratings. Internal rating levels for PD are generally in line with the rating levels of Standard & Poor’s. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or until expiration of any interest concession made.

Reverse repurchase agreements are fully collateralized and in the event of counterparty default the repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. The Group has elected the fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q11 (CHF million)

Mortgages	149	568	7,153	51,758	25,640	844	20	21	0	221	86,374

Loans collateralized by securities	1	17	304	22,868	2,466	25	0	0	0	44	25,725

Consumer finance	3	12	45	2,822	1,985	545	52	15	292	248	6,019

Consumer loans	153	597	7,502	77,448	30,091	1,414	72	36	292	513	118,118

Real estate	50	139	1,559	11,096	10,551	478	0	0	0	113	23,986

Commercial and industrial loans	268	409	1,565	20,137	16,295	2,947	120	66	148	626	42,581

Financial institutions	2,396	1,590	2,398	5,744	2,008	1,064	0	42	0	124	15,366

Governments and public institutions	112	82	324	503	150	104	455	0	0	6	1,736

Corporate and institutional loans	2,826	2,220	5,846	37,480	29,004	4,593	575	108	148	869	83,669

Gross loans held at amortized cost	2,979	2,817	13,348	114,928	59,095	6,007	647	144	440	1,382	201,787

Value of collateral [1]	2,449	1,756	12,039	103,935	49,330	3,469	93	64	8	639	173,782

4Q10 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer loans	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate and institutional loans	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2Q11 (CHF million)

Mortgages	86,035	113	32	5	189	339	86,374

Loans collateralized by securities	25,310	339	14	2	60	415	25,725

Consumer finance	5,199	546	76	31	167	820	6,019

Consumer loans	116,544	998	122	38	416	1,574	118,118

Real estate	23,835	93	6	19	33	151	23,986

Commercial and industrial loans	41,888	297	46	10	340	693	42,581

Financial institutions	15,200	122	2	19	23	166	15,366

Governments and public institutions	1,732	4	0	0	0	4	1,736

Corporate and institutional loans	82,655	516	54	48	396	1,014	83,669

Gross loans held at amortized cost	199,199	1,514	176	86	812	2,588	201,787

4Q10 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer loans	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate and institutional loans	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Impaired loans
The following tables present the Group’s impaired loans by category and further impaired loan details.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q11 (CHF million)

Mortgages	179	22	201	1	60	61	262

Loans collateralized by securities	25	17	42	0	2	2	44

Consumer finance	220	32	252	0	22	22	274

Consumer loans	424	71	495	1	84	85	580

Real estate	92	7	99	0	15	15	114

Commercial and industrial loans	308	139	447	45	292	337	784

Financial institutions	56	49	105	0	55	55	160

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	456	201	657	45	362	407	1,064

Gross impaired loans	880	272	1,152	46	446	492	1,644

4Q10 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer loans	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail
	2Q11			4Q10

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	234	221	42	270	256	50

Loans collateralized by securities	43	36	33	60	52	50

Consumer finance	261	248	123	304	290	110

Consumer loans	538	505	198	634	598	210

Real estate	59	50	24	80	67	34

Commercial and industrial loans	624	568	352	794	733	407

Financial institutions	148	146	88	137	135	92

Governments and public institutions	6	4	6	6	4	6

Corporate and institutional loans	837	768	470	1,017	939	539

Gross impaired loans with a specific allowance	1,375	1,273	668	1,651	1,537	749

Mortgages	28	28	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer loans	42	42	–	46	46	–

Real estate	55	53	–	3	3	–

Commercial and industrial loans	160	159	–	157	156	–

Financial institutions	12	12	–	6	6	–

Corporate and institutional loans	227	224	–	166	165	–

Gross impaired loans without specific allowance	269	266	–	212	211	–

Gross impaired loans	1,644	1,539	668	1,863	1,748	749

of which consumer loans	580	547	198	680	644	210

of which corporate and institutional loans	1,064	992	470	1,183	1,104	539

Gross impaired loan detail (continued)
	2Q11			1Q11			6M11

end of	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	237	0	0	263	1	0	240	1	0

Loans collateralized by securities	39	0	0	58	0	0	43	0	0

Consumer finance	264	1	0	297	0	0	285	1	0

Consumer loans	540	1	0	618	1	0	568	2	0

Real estate	59	1	1	67	0	0	60	1	1

Commercial and industrial loans	655	1	1	732	2	2	659	3	3

Financial institutions	151	0	0	187	0	0	167	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate and institutional loans	871	2	2	992	2	2	892	4	4

Gross impaired loans with a specific allowance	1,411	3	2	1,610	3	2	1,460	6	4

Mortgages	38	0	0	43	0	0	53	0	0

Loans collateralized by securities	1	0	0	2	0	0	1	0	0

Consumer finance	13	0	0	16	0	0	16	0	0

Consumer loans	52	0	0	61	0	0	70	0	0

Real estate	57	3	3	12	0	0	61	3	3

Commercial and industrial loans	155	0	0	144	0	0	192	0	0

Financial institutions	4	0	0	58	0	0	4	0	0

Corporate and institutional loans	216	3	3	214	0	0	257	3	3

Gross impaired loans without specific allowance	268	3	3	275	0	0	327	3	3

Gross impaired loans	1,679	6	5	1,885	3	2	1,787	9	7

of which consumer loans	592	1	0	679	1	0	638	2	0

of which corporate and institutional loans	1,087	5	5	1,206	2	2	1,149	7	7

For further information on impaired loan categories and allowance for specifically identified credit losses on impaired loans, refer to Note 18 – Loans, allowance for loan losses and credit quality in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

Other assets and other liabilities	6 Months Ended
Jun. 30, 2011
Other assets and other liabilities
Other assets and other liabilities
Note 17 Other assets and other liabilities
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Other assets (CHF million)

Cash collateral on derivative instruments	13,739	12,672	14,987	16,195	8	(8)	(15)

Cash collateral on non-derivative transactions	1,841	1,769	1,792	1,630	4	3	13

Derivative instruments used for hedging	2,178	1,811	2,733	4,048	20	(20)	(46)

Assets held-for-sale	25,362	26,597	26,886	31,132	(5)	(6)	(19)

of which loans	23,816	25,514	24,925	29,524	(7)	(4)	(19)

of which real estate	1,528	1,064	1,946	1,608	44	(21)	(5)

Assets held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees receivable	5,748	5,400	5,158	6,542	6	11	(12)

Deferred tax assets	7,754	8,612	9,417	10,741	(10)	(18)	(28)

Prepaid expenses	718	782	452	856	(8)	59	(16)

Failed purchases	1,245	1,088	1,279	597	14	(3)	109

Other	3,488	3,384	3,066	3,882	3	14	(10)

Other assets	76,785	78,116	79,585	89,815	(2)	(4)	(15)

Other liabilities (CHF million)

Cash collateral on derivative instruments	14,562	12,794	14,428	15,918	14	1	(9)

Cash collateral on non-derivative transactions	52	66	20	45	(21)	160	16

Derivative instruments used for hedging	982	1,017	1,203	1,331	(3)	(18)	(26)

Provisions [1]	1,177	1,613	1,724	1,827	(27)	(32)	(36)

of which off-balance sheet risk	488	518	552	607	(6)	(12)	(20)

Liabilities held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees payable	7,588	6,956	6,798	9,335	9	12	(19)

Current tax liabilities	783	856	1,137	815	(9)	(31)	(4)

Deferred tax liabilities	354	431	412	523	(18)	(14)	(32)

Failed sales	6,963	7,548	7,354	8,061	(8)	(5)	(14)

Other	14,400	14,940	15,323	15,526	(4)	(6)	(7)

Other liabilities	61,573	62,222	62,214	67,573	(1)	(1)	(9)

1 Includes provisions for bridge commitments.

Long-term debt	6 Months Ended
Jun. 30, 2011
Long-term debt.
Long-term debt
Note 18 Long-term debt
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Long-term debt (CHF million)

Senior	122,668	131,074	130,792	134,389	(6)	(6)	(9)

Subordinated	23,307	24,648	23,221	26,403	(5)	0	(12)

Non-recourse liabilities from consolidated VIEs	18,184	20,155	19,739	21,918	(10)	(8)	(17)

Long-term debt	164,159	175,877	173,752	182,710	(7)	(6)	(10)

of which reported at fair value	76,844	83,811	83,692	92,132	(8)	(8)	(17)

Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

1Q11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	2	(434)	(29)	0	0	(461)

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	(14)	5	(11)	27	3	10

Balance at end of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

2Q10 (CHF million)

Balance at beginning of period	(34)	(8,416)	115	(2,875)	(43)	(11,253)

Increase/(decrease)	23	543	12	(167)	0	411

Increase/(decrease) due to equity method investments	(25)	0	1	0	0	(24)

Reclassification adjustments, included in net income	0	2	1	23	3	29

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M10 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	23	762	12	(167)	0	630

Increase/(decrease) due to equity method investments	(18)	0	1	0	0	(17)

Reclassification adjustments, included in net income	0	2	6	39	6	53

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

Tax	6 Months Ended
Jun. 30, 2011
Tax
Tax
Note 20 Tax
Effective tax rate
in	2Q11	1Q11	2Q10	6M11	6M10

Effective tax rate (%)

Effective tax rate	16.5	23.7	9.8	20.4	21.0

The 2Q11 effective tax rate was impacted by the geographical mix of results. The effective tax rate also reflected an increase in the valuation allowance against deferred tax assets, mainly in the UK, and an increase in deferred tax asset balances following a re-measurement of deferred tax assets in Switzerland.

Net deferred tax assets
end of	2Q11	1Q11	Change

Net deferred tax assets (CHF million)

Net operating losses	4,501	4,993	(492)

Temporary differences	2,900	3,188	(288)

Net deferred tax assets	7,401	8,181	(780)

Overall, net deferred tax assets decreased CHF 780 million to CHF 7,401 million as of the end of 2Q11. The reduction in net deferred tax assets primarily related to foreign exchange translation losses of CHF 637 million, and also reflected the recognition of a valuation allowance against deferred tax assets, mainly in the UK, of CHF 180 million and an increase in deferred tax asset balances of CHF 121 million following a re-measurement of deferred tax assets in Switzerland. The split of net deferred tax assets between deferred tax assets related to net operating losses and deferred tax assets on timing differences is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting.

For disclosure purposes, valuation allowances have been allocated against deferred tax assets on net operating losses first with any remainder allocated to deferred tax assets on temporary differences, which is considered the most accurate allocation method given the underlying nature of the gross deferred tax assets.

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 47 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2007; Japan – 2005; the Netherlands – 2005; the UK – 2003; and the US – 1999.

Employee deferred compensation	6 Months Ended
Jun. 30, 2011
Employee deferred compensation
Employee deferred compensation
Note 21 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. For further information on cash and share-based awards and the related fair value assumptions, refer to Note 27 – Employee deferred compensation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

The Group repurchases its own shares in the open market and issues new shares out of available conditional capital to satisfy obligations in connection with share-based compensation.
The following tables show the compensation expense for deferred compensation awards that was recognized in the consolidated statements of operations, the total shares delivered, the estimated unrecognized compensation expenses for deferred compensation awards granted in 2Q11 and prior periods outstanding as of 2Q11 and the remaining requisite service period over which the unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense
in	2Q11	1Q11	2Q10	6M11	6M10

Deferred compensation expense (CHF million)

Share-based awards	223	200	60	423	127

Adjustable Performance Plan awards	318	370	245	688	517

Restricted Cash Awards	47	101	0	148	0

Scaled Incentive Share Units	98	117	139	215	303

Incentive Share Units	46	36	237	82	427

Cash Retention Awards	0	0	155	0	307

Performance Incentive Plans (PIP I and PIP II)	0	0	1	0	1

Partner Asset Facility [1]	20	53	(48)	73	(40)

Other cash awards	93	112	80	205	188

Total deferred compensation expense	845	989	869	1,834	1,830

Total shares delivered (million)

Total shares delivered	1.5	21.1	37.6	22.6	45.8

1 Compensation expense represents the change in underlying fair value of the indexed assets during the period.

Additional information
end of	2Q11

Estimated unrecognized compensation expense (CHF million)

Share-based awards	1,518

Adjustable Performance Plan awards	1,169

Restricted Cash Awards	258

Scaled Incentive Share Units	480

Incentive Share Units	195

Other cash awards	52

Total	3,672

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Share-based awards
Share-based awards were granted in January 2011 as part of the 2010 deferred compensation. These awards replace other plans introduced in prior years, including Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs) and the Performance Incentive Plan (PIP). Each share-based award granted entitles the holder of the award to receive one Group share. One quarter of the share awards vest on each of the four anniversaries of the date of grant. The value that is delivered is equal to the Group share price at the time of delivery, as the share-based awards do not contain any leverage component or multiplier effect as contained in earlier awards.

The Group’s share-based awards also include other awards, such as blocked shares and longevity premium awards, which were primarily used in previous years, and special awards, which may be granted to new employees. These awards entitle the holder to receive one Group share, subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

As part of the deferred compensation for 2010, the Group awarded a small population of employees in a number of EU countries 50% of the amount they otherwise would have received in unrestricted cash in the form of blocked shares in order to comply with differing European regulatory requirements. The blocked shares vested immediately upon grant, have no future service requirements and were attributed to services performed in 2010. The shares remain blocked for a period of time, which varies from six months to three years, dependent on location, after which they are subject to no restrictions.

Share-based award activities
	2Q11		1Q11		2Q10		6M11		6M10

	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF

Share-based award activities

Balance at beginning of period	50.5	43.28	17.3	43.86	14.0	46.69	17.3	43.86	15.5	45.67

Granted	1.1	38.53	36.6	42.44	1.6	48.81	37.7	42.33	2.9	49.41

Settled	(1.9)	44.80	(3.3)	41.22	(0.5)	63.83	(5.2)	42.53	(3.2)	47.56

Forfeited	(0.4)	43.38	(0.1)	46.24	(0.1)	55.41	(0.5)	43.99	(0.2)	60.92

Balance at end of period	49.3	43.11	50.5	43.28	15.0	46.24	49.3	43.11	15.0	46.24

of which vested	0.9	–	1.3	–	1.1	–	0.9	–	1.1	–

of which unvested	48.4	–	49.2	–	13.9	–	48.4	–	13.9	–

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date depending on the financial performance of the specific business areas and the Group return on equity and the value paid out each year for vested awards will reflect these adjustments.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group return on equity, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss unless a negative Group return on equity applies for that year and is greater than the divisional adjustment.

Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation in 2010 in the form of a restricted cash award with ratable vesting over a two-year period and other restrictive covenants and provisions. These cash awards were paid in 1Q11 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares based on Group return on equity.

Scaled Incentive Share Unit activities
	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	15.2	20.4	21.0	20.4	–

Granted	0.0	0.0	0.0	0.0	21.1

Settled	0.0	(5.1)	0.0	(5.1)	0.0

Forfeited	(0.2)	(0.1)	0.0	(0.3)	(0.1)

Balance at end of period	15.0	15.2	21.0	15.0	21.0

of which vested	0.5	0.4	0.0	0.5	0.0

of which unvested	14.5	14.8	21.0	14.5	21.0

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price compared to predefined targets set at grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The ISU leverage units granted in 2007 were settled in 6M11 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	14.5	37.7	39.3	37.7	41.5

Granted [1]	0.0	0.0	0.0	0.0	6.0

Settled	(0.5)	(22.8)	0.0	(23.3)	(8.1)

Forfeited	(0.2)	(0.4)	(0.4)	(0.6)	(0.5)

Balance at end of period	13.8	14.5	38.9	13.8	38.9

of which vested	1.0	1.5	3.2	1.0	3.2

of which unvested	12.8	13.0	35.7	12.8	35.7

1 Includes ISUs granted in January and through out the year.

Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of PAF awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets that originated in Investment Banking.

PAF awards, which have a contractual term of eight years, are fully vested. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2011
Pension and other post-retirement benefits
Pension and other post-retirement benefits
Note 22 Pension and other post-retirement benefits
The Group previously disclosed that it expected to contribute CHF 525 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2011. As of the end of 2Q11, CHF 276 million of contributions have been made.

Components of total pension costs
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Total pension costs (CHF million)

Service costs on benefit obligation	89	88	76	1	17	177	152	16

Interest costs on benefit obligation	136	138	149	(1)	(9)	274	297	(8)

Expected return on plan assets	(206)	(209)	(201)	(1)	2	(415)	(401)	3

Amortization of recognized prior service cost	3	4	4	(25)	(25)	7	8	(13)

Amortization of recognized actuarial losses	36	37	30	(3)	20	73	57	28

Net periodic pension costs	58	58	58	0	0	116	113	3

Settlement (gains)/losses	0	0	0	–	–	0	(2)	100

Curtailment (gains)/losses	0	1	0	(100)	–	1	0	–

Special termination benefits	0	0	0	–	–	0	0	–

Total pension costs	58	59	58	(2)	0	117	111	5

Derivatives and hedging activities	6 Months Ended
Jun. 30, 2011
Derivatives and hedging activities
Derivatives and hedging activities
Note 23 Derivatives and hedging activities
Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile that the Group elects to be exposed. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

For further discussion of the fair value of derivatives, refer to Note 26 – Financial instruments.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,873.2	4.0	3.3	0.0	0.0	0.0

Swaps	28,445.4	363.1	358.1	64.8	2.2	1.2

Options bought and sold (OTC)	2,711.9	39.4	40.4	0.0	0.0	0.0

Futures	2,656.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,010.6	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,697.4	406.9	402.1	64.8	2.2	1.2

Forwards	2,129.4	34.3	35.5	20.7	0.1	0.1

Swaps	1,093.6	34.2	44.8	0.0	0.0	0.0

Options bought and sold (OTC)	831.6	11.3	11.8	0.0	0.0	0.0

Futures	11.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	16.0	0.1	0.2	0.0	0.0	0.0

Foreign exchange products	4,081.8	79.9	92.3	20.7	0.1	0.1

Forwards	15.4	1.2	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	26.5	0.5	0.4	0.0	0.0	0.0

Futures	0.2	0.0	0.0	0.0	0.0	0.0

Precious metals products	42.1	1.7	1.6	0.0	0.0	0.0

Forwards	5.2	0.9	0.0	0.0	0.0	0.0

Swaps	230.1	5.1	6.4	0.0	0.0	0.0

Options bought and sold (OTC)	277.7	12.6	14.5	0.0	0.0	0.0

Futures	69.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	457.3	16.5	17.7	0.0	0.0	0.0

Equity/index-related products	1,039.6	35.1	38.6	0.0	0.0	0.0

Credit derivatives [2]	1,972.0	44.3	41.9	0.0	0.0	0.0

Forwards	24.1	1.1	1.1	0.0	0.0	0.0

Swaps	66.7	7.7	7.2	0.0	0.0	0.0

Options bought and sold (OTC)	39.7	2.5	2.0	0.0	0.0	0.0

Futures	184.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	98.8	4.0	4.1	0.0	0.0	0.0

Other products [3]	413.3	15.3	14.4	0.0	0.0	0.0

Total derivative instruments	50,246.2	583.2	590.9	85.5	2.3	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 50,331.7 billion as of June 30, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 4Q10	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2Q11		4Q10

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	585.5	592.2	681.8	691.2

Counterparty netting [1]	(517.7)	(517.7)	(602.9)	(602.9)

Cash collateral netting [1]	(25.3)	(27.2)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	42.5	47.3	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	40.3	46.3	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	2.2	1.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	248	(261)	587	(13)	904

Foreign exchange products	9	(11)	13	(2)	31

Total	257	(272)	600	(15)	935

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(273)	259	(595)	(14)	(918)

Foreign exchange products	(9)	11	(14)	2	(32)

Total	(282)	270	(609)	(12)	(950)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(25)	(2)	(9)	(27)	(15)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	3	(3)	0	0	7

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	14	17	0	31	0

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 9 million.
Net investment hedges
in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	4	0	8

Foreign exchange products	955	45	513	1,000	492

Total	955	45	517	1,000	500

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	1	(3)	0	(2)	3

Total	1	(3)	0	(2)	3

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities. For gains and losses on trading activities by product type, refer to Note 8 – Trading revenues.

Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q11 (CHF billion)

Current net exposure	11.7	1.9	0.6	14.2

Collateral posted	11.6	1.9	–	13.5

Additional collateral required in a one-notch downgrade event	0.1	1.6	0.2	1.9

Additional collateral required in a two-notch downgrade event	0.3	2.9	0.5	3.7

4Q10 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, ABS and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The credit derivatives most commonly transacted by the Group are CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.

In addition, to reduce its credit risk, the Group enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit-risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.

To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of credit protection sold.

The Group also considers estimated recoveries that they would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.

Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold also give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract. Total return swaps (TRS) are excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF million)

Investment grade [2]	(434,006)	414,518		(19,488)	46,451	2,314

Non-investment grade	(181,148)	158,947		(22,201)	13,928	(3,309)

Total single-name instruments	(615,154)	573,465		(41,689)	60,379	(995)

of which sovereigns	(113,653)	112,392		(1,261)	9,283	(2,163)

of which non-sovereigns	(501,501)	461,073		(40,428)	51,096	1,168

Multi-name instruments (CHF million)

Investment grade [2]	(272,100)	248,715		(23,385)	21,159	(3,942)

Non-investment grade	(65,009)	61,995		(3,014)	16,342	(1,270)

Total multi-name instruments	(337,109)	310,710		(26,399)	37,501	(5,212)

of which sovereigns	(21,952)	20,941		(1,011)	696	(854)

of which non-sovereigns	(315,157)	289,769		(25,388)	36,805	(4,358)

end of 4Q10

Single-name instruments (CHF million)

Investment grade [2]	(467,460)	450,139	(17,321)	49,008	975

Non-investment grade	(195,340)	169,173	(26,167)	17,161	(2,208)

Total single-name instruments	(662,800)	619,312	(43,488)	66,169	(1,233)

of which sovereigns	(115,191)	113,546	(1,645)	10,305	(2,390)

of which non-sovereigns	(547,609)	505,766	(41,843)	55,864	1,157

Multi-name instruments (CHF million)

Investment grade [2]	(238,372)	215,052	(23,320)	14,480	(4,765)

Non-investment grade	(60,283)	55,884	(4,399)	16,112	(1,088)

Total multi-name instruments	(298,655)	270,936	(27,719)	30,592	(5,853)

of which sovereigns	(15,425)	14,589	(836)	643	(636)

of which non-sovereigns	(283,230)	256,347	(26,883)	29,949	(5,217)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q11 (CHF million)

Single-name instruments	96,525	423,201	95,428	615,154

Multi-name instruments	25,647	265,068	46,394	337,109

Total	122,172	688,269	141,822	952,263

4Q10 (CHF million)

Single-name instruments	90,718	468,223	103,859	662,800

Multi-name instruments	27,257	227,007	44,391	298,655

Total	117,975	695,230	148,250	961,455

Guarantees and commitments	6 Months Ended
Jun. 30, 2011
Guarantees and commitments
Guarantees and commitments
Note 24 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q11 (CHF million)

Credit guarantees and similar instruments	1,791	3,702	5,493	5,101		452	2,381

Performance guarantees and similar instruments	6,117	4,845	10,962	9,731		67	4,293

Securities lending indemnifications	17,044	0	17,044	17,044		0	17,044

Derivatives [2]	27,524	24,745	52,269	52,269		2,151	–	[3]

Other guarantees	3,871	987	4,858	4,810		6	2,157

Total guarantees	56,347	34,279	90,626	88,955		2,676	25,875

4Q10 (CHF million)

Credit guarantees and similar instruments	3,413	3,995	7,408	6,922		512	4,357

Performance guarantees and similar instruments	8,076	4,030	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	29,839	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	1,109	5,458	5,387		8	2,622

Total guarantees	69,896	38,973	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse the FNMA for losses on certain whole loans underlying mortgage-backed securities issued by the FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the fair value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee scheme for the period July 1, 2010 to June 30, 2011 was CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2011 to June 30, 2012, the Group’s share in the deposit insurance guarantee scheme will be stable at CHF 0.7 billion.

Representations and warranties on mortgages
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2011 by counterparty and the outstanding repurchase claims and related provisions as of the end of 2Q11 and 4Q10.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	21.8

Non-agency securitizations	128.5	[2]

Total	158.5

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of the end of 2Q11 was USD 33.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q11 is attributable to borrower payments of USD 80.8 billion and losses of USD 14.3 billion due to loan defaults.

Residential mortgage loans sold – repurchase claims and provisions
end of	2Q11		4Q10

Outstanding repurchase claims (USD million)

Government-sponsored enterprises	60		39

Private investors [1]	487		434

Non-agency securitizations	1,084	[2]	–

Total	1,631		473

Provisions related to repurchase claims (USD million)

Total provisions [3]	48		29

1 Primarily banks. 2 At the end of 2Q11 we received repurchase claims of USD 1,084 million related to certain insured non-agency securitizations, and the Group is in the process of evaluating those claims. 3 Substantially all related to government-sponsored enterprises.

Representations and warranties in non-agency securitizations are more limited in scope than those relating to GSE securitizations, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties in non-agency securitizations. The Group is involved in litigation relating to its non-agency securitization activities.

The following table presents the repurchase losses incurred.
Losses from repurchase of residential mortgage loans sold
in	2Q11	1Q11	2Q10	6M11	6M10

Losses from repurchase of residential mortgage loans (USD million)

Net losses [1]	0	3	5	3	11

1 Primarily related to government-sponsored enterprises.

Repurchase claims may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax-withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q11 (CHF million)

Irrevocable commitments under documentary credits	4,802	46	4,848		4,561		2,091

Loan commitments	157,428	53,395	210,823	[2]	206,522		136,805

Forward reverse repurchase agreements	45,976	0	45,976		45,976		45,976

Other commitments	1,954	1,993	3,947		3,947		68

Total other commitments	210,160	55,434	265,594		261,006		184,940

4Q10 (CHF million)

Irrevocable commitments under documentary credits	4,500	51	4,551		4,162		1,883

Loan commitments	153,759	55,794	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	51,968		51,968		51,968

Other commitments	1,375	2,485	3,860		3,860		55

Total other commitments	211,602	58,330	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 135,985 million and CHF 136,533 million of unused credit limits which were revocable at our sole discretion upon notice to the client at the end of 2Q11 and 4Q10, respectively.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for calls and puts on shares and other equity instruments.

The Group has redeemable noncontrolling interests in its consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary's performance. The put is exercisable December 31, 2011 and, if exercised, would give the Group full control and ownership in the first quarter of 2012. The Group currently estimates the redemption value of the put to be BRL 1,270 million (CHF 685 million). The Group has elected to accrete the value of the payment over 2011, and the accrued portion is included in the balance of the redeemable noncontrolling interest. In addition, Credit Suisse has a call option to acquire the noncontrolling interests.

Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2011
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
Note 25 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and are generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue CMBS, RMBS and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also purchases loans and other debt obligations from clients, which are then sold by the Group directly or indirectly to SPEs that issue collateralized debt obligations (CDOs). The Group structures, underwrites and makes a market in these CDOs. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Investors typically only have recourse to the collateral of the CDO and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

As a result of the issuance of new guidance effective January 1, 2010, the Group lost sale accounting treatment for certain asset transfers and for certain transfers of portions of assets that do not meet the definition of participating interests. The impact of this change in accounting guidance did not have a material impact on the Group’s financial condition, result of operations or cash flow.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M11 and 6M10 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement as of the end of 6M11 and 6M10, regardless of when the securitization occurred.

Securitizations
in	6M11	6M10

Gains and cash flows (CHF million)

CMBS
Net gain [1]	0	13

Proceeds from transfer of assets	0	523

Cash received on interests that continue to be held	34	83

RMBS
Net gain [1]	36	109

Proceeds from transfer of assets	19,542	19,373

Servicing fees	2	3

Cash received on interests that continue to be held	220	225

ABS [2]
Cash received on interests that continue to be held	3	4

CDO
Net gain/(loss) [1]	17	(6)

Proceeds from transfer of assets	482	2,284

Purchases of previously transferred financial assets or its underlying collateral [3]	(157)	(1,258)

Cash received on interests that continue to be held	7	112

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-based financing arrangements
The Group also uses SPEs for other client-driven activity and for Group tax or regulatory purposes. These activities include various leveraged finance, repack and other types of structures.
Leveraged finance structures are used to assist in the syndication of certain loans held by the Group. Typically, a third-party private equity sponsor will establish a SPE which in turn will purchase a loan from the Group. The debt (loan facility) provided by the Group has recourse only to the assets held within the SPE.

Repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk. Typically, the SPE structure will issue notes to the client, enter into a derivative through which the desired exposure is introduced and then collateral will be purchased from the Group.

Other types of structures in this category include life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes and other alternative structures created for the purpose of investing in venture capital-like investments.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M11 and 6M10 transfers (which were not securitizations) treated as sales, along with the cash flows between the Group and the SPEs used in such transfers in which the Group had continuing involvement as of the end of 6M11 and 6M10, regardless of when the transfer of assets occurred.

Other asset-backed financing activities
in	6M11	6M10

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(6)	17

Proceeds from transfer of assets [2]	109	260

Purchases of previously transferred financial assets or its underlying collateral	(28)	(527)

Servicing fees	1	0

Cash received on interests that continue to be held	368	712

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

The Group does not retain material servicing responsibilities from securitizations or other asset-backed financing activities.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, regardless of whether the transfer was accounted for as a sale or a secured borrowing, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q11 and 4Q10, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q11		4Q10

CHF million

CMBS
Principal amount outstanding	37,789	[1]	45,129	[1]

Total assets of SPE	55,789		65,667

RMBS
Principal amount outstanding	85,297	[1]	79,077	[1]

Total assets of SPE	89,415		85,556

ABS
Principal amount outstanding	3,479		4,171

Total assets of SPE	3,479		4,171

CDO
Principal amount outstanding	24,868		29,275	[1]

Total assets of SPE	24,868		29,279

Other asset-backed financing activities
Principal amount outstanding	8,858		10,770

Total assets of SPE	8,858		10,770

1 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement are determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the FASB amended the disclosure requirements for the Group’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels. As this requirement is not retroactive, comparable data is not presented for prior periods. For further information on fair value hierarchy, refer to Note 26 – Financial instruments – Fair value hierarchy.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer	RMBS

CHF million, except where indicated

Fair value of beneficial interests	2,538

of which level 2	2,432

of which level 3	106

Weighted-average life, in years	5.8

Prepayment speed assumption (rate per annum), in % [1]	9.0-23.5

Cash flow discount rate (rate per annum), in % [2]	0.5-71.2

Expected credit losses (rate per annum), in %	0.0-71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q11 and 4Q10.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of 2Q11	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	309		3,575	19	263		1,854

of which non-investment grade	173		1,129	19	28		1,822

Weighted-average life, in years	4.0		5.9	8.6	1.5		2.1

Prepayment speed assumption (rate per annum), in % [3]	–		0.3-31.3	0.8-3.6	–		–

Impact on fair value from 10% adverse change	–		(44.0)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(87.6)	(0.1)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.0-44.0		1.4-52.0	8.0-26.0	2.0-49.0		0.7-10.0

Impact on fair value from 10% adverse change	(5.7)		(91.4)	(0.5)	(1.7)		(3.2)

Impact on fair value from 20% adverse change	(10.9)		(169.6)	(0.8)	(3.4)		(6.3)

Expected credit losses (rate per annum), in %	1.0-44.0		0.0-49.0	5.0-23.0	0.7-49.0		8.0-12.6

Impact on fair value from 10% adverse change	(4.4)		(64.2)	(0.4)	(1.0)		(3.3)

Impact on fair value from 20% adverse change	(8.5)		(117.4)	(0.7)	(2.1)		(6.6)

end of 4Q10	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q11 and 4Q10. For information on assets pledged or assigned, refer to Note 27 – Assets pledged or assigned.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q11	4Q10

CHF million

CMBS
Other assets	625	602

Liability to SPE, included in Other liabilities	(625)	(602)

RMBS
Other assets	0	58

Liability to SPE, included in Other liabilities	0	(58)

ABS
Trading assets	79	19

Other assets	1,534	1,341

Liability to SPE, included in Other liabilities	(1,613)	(1,360)

CDO
Trading assets	47	203

Other assets	194	171

Liability to SPE, included in Other liabilities	(241)	(374)

Other asset-backed financing activities
Trading assets	1,418	1,381

Other assets	26	29

Liability to SPE, included in Other liabilities	(1,444)	(1,410)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are broadly grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. As a result of the issuance of new guidance, the FASB changed the method of analyzing whether to consolidate the VIE. The model now requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. This is in contrast to the previous consolidation model for VIEs, which only considered whether an entity absorbed the majority of the risk and/or rewards of the VIE. In addition, the primary beneficiary must be re-evaluated on an on-going basis, whereas previously reconsideration of the primary beneficiary was only required when specified reconsideration events occurred.

Consequently, the Group consolidated certain VIEs and former qualified SPEs with which it had involvement. The Group elected the fair value option upon transition for all of the financial assets and liabilities of the VIEs and former qualified SPEs. For further information on the fair value option, refer to Note 26 – Financial instruments.

Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are provided to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

The amounts shown as total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity, The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. The Group does not have any ownership interest in Alpine. However, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure and power over the activities of Alpine. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with the new guidance. For further information, refer to Note 2 – Recently issued accounting standards in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

The overall average maturity of the conduit’s outstanding CP was approximately 21 days and 20 days as of 2Q11 and 1Q11, respectively. As of 2Q11 and 1Q11, Alpine had the highest short-term ratings from Fitch, Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, credit card receivables and student loans. As of 2Q11 and 1Q11, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 3.1 years as of 2Q11 and 1Q11.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Typically, the servicer of the assets in the VIE will be deemed to have the power that most significantly affects the economics of the entity. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Funds have been deferred from the application of the recent FASB guidance. Rather than the revised consolidation model which incorporated power and the potential to absorb significant risk and rewards, the previous consolidation model was used which resulted in the Group being the primary beneficiary and consolidating the funds if it held more than 50% of their outstanding issuances.

The Group repositioned certain of its money market funds by purchasing securities from those funds with the intent to eliminate structured investment vehicle, ABS, CDO and US subprime exposure. The securities transactions were executed in order to address liquidity concerns caused by the US market’s challenging conditions. The Group had no legal obligation to purchase these securities.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; The Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary. As a result of the issuance of new guidance, certain consolidated entities in which the Group holds a majority of the voting rights are now being included in the disclosure as of 2010, primarily in the funds category.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q11 and 4Q10.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,171	37	57	79	123	24	1,491

Trading assets	1,857	979	23	3,070	474	1,076	7,479

Investment securities	0	45	0	0	0	0	45

Other investments	0	0	0	7	1,589	447	2,043

Net loans	0	2,939	0	0	51	1,046	4,036

Premises and equipment	0	0	0	0	38	53	91

Loans held-for-sale	6,832	0	6,794	0	5	0	13,631

Other assets	42	1,154	1	25	1,813	98	3,133

Total assets of consolidated VIEs	9,902	5,154	6,875	3,181	4,093	2,744	31,949

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	433	433

Trading liabilities	27	0	0	131	0	7	165

Short-term borrowings	0	4,121	0	5	0	0	4,126

Long-term debt	9,082	25	7,857	479	216	525	18,184

Other liabilities	58	0	61	2	225	474	820

Total liabilities of consolidated VIEs	9,167	4,146	7,918	617	441	1,439	23,728

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 4Q10	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with whom the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

Non-consolidated VIEs
		Financial intermediation

end of 2Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	4,518	2,038	895	2,208	9,759

Net loans	0	142	1,619	4,815	2,919	9,495

Other assets	0	0	40	0	55	95

Total variable interest assets	100	4,660	3,697	5,710	5,182	19,349

Maximum exposure to loss (CHF million)

Maximum exposure to loss	492	7,834	3,833	6,293	5,561	24,013

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	11,358	99,872	61,779	22,630	16,609	212,248

		Financial intermediation

end of 4Q10	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

Financial instruments	6 Months Ended
Jun. 30, 2011
Financial instruments
Financial instruments
Note 26 Financial instruments
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and varying degrees of judgment, depending on liquidity, concentration, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, most mortgage-related and CDO securities, certain equity derivatives and equity-linked securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high-grade bonds, and life insurance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2Q11 the Group adopted a change in estimate relating to the use of OIS interest rate yield curves, instead of other reference rates such as LIBOR, in determining the fair value of certain collateralized derivatives, resulting in a loss of CHF 115 million in Investment Banking fixed income sales and trading revenue.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Likewise, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis
end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	336	0	0		336

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	116,274	1,066	0		117,340

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Securities received as collateral	28,255	3,802	0	0		32,057

Debt	80,644	65,032	9,382	0		155,058

of which foreign governments	61,777	10,320	312	0		72,409

of which corporates	544	36,607	3,836	0		40,987

of which RMBS	17,847	8,869	2,597	0		29,313

of which CMBS	0	3,245	1,440	0		4,685

of which CDO	0	5,933	699	0		6,632

Equity	77,370	11,093	614	0		89,077

Derivatives	9,071	566,241	8,028	(543,027)		40,313

of which interest rate products	1,417	403,999	1,514	–		–

of which foreign exchange products	1	78,851	1,084	–		–

of which equity/index-related products	6,096	26,728	2,293	–		–

of which credit derivatives	0	41,945	2,390	–		–

Other	7,185	8,971	2,022	0		18,178

Trading assets	174,270	651,337	20,046	(543,027)		302,626

Debt	3,934	1,268	108	0		5,310

of which foreign governments	3,666	63	17	0		3,746

of which corporates	0	820	46	0		866

of which CDO	0	384	45	0		429

Equity	10	84	0	0		94

Investment securities	3,944	1,352	108	0		5,404

Private equity	0	0	4,282	0		4,282

of which equity funds	0	0	3,237	0		3,237

Hedge funds	0	294	222	0		516

of which debt funds	0	143	144	0		287

Other equity investments	709	67	3,894	0		4,670

of which private	0	18	3,887	0		3,905

Life finance instruments	0	0	1,679	0		1,679

Other investments	709	361	10,077	0		11,147

Loans	0	13,388	5,803	0		19,191

of which commercial and industrial loans	0	6,805	3,349	0		10,154

of which financial institutions	0	5,860	2,447	0		8,307

Other intangible assets (mortgage servicing rights)	0	0	50	0		50

Other assets	5,978	24,299	7,747	(137)		37,887

of which loans held-for-sale	0	15,155	7,275	0		22,430

Total assets at fair value	213,156	811,149	44,897	(543,164)		526,038

Less other investments - equity at fair value attributable to noncontrolling interests	(611)	(118)	(5,047)	0		(5,776)

Less assets consolidated under ASU 2009-17 [2]	0	(11,675)	(5,214)	0		(16,889)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545	799,356	34,636	(543,164)		503,373

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,477	0	0		3,477

Customer deposits	0	3,675	0	0		3,675

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	109,282	0	0		109,282

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Obligations to return securities received as collateral	28,255	3,802	0	0		32,057

Debt	38,600	12,505	16	0		51,121

of which foreign governments	38,066	1,102	1	0		39,169

of which corporates	0	10,421	15	0		10,436

Equity	22,197	748	8	0		22,953

Derivatives	8,449	574,117	8,468	(544,656)		46,378

of which interest rate products	1,224	399,882	991	–		–

of which foreign exchange products	1	89,321	2,965	–		–

of which equity/index-related products	5,611	30,255	2,756	–		–

of which credit derivatives	0	40,600	1,250	–		–

Trading liabilities	69,246	587,370	8,492	(544,656)		120,452

Short-term borrowings	0	3,823	223	0		4,046

Long-term debt	427	63,785	12,632	0		76,844

of which treasury debt over two years	0	16,860	0	0		16,860

of which structured notes over two years	0	20,496	7,994	0		28,490

of which non-recourse liabilities	427	13,023	4,204	0		17,654

Other liabilities	0	26,313	3,705	(341)		29,677

of which failed sales	0	3,723	2,085	0		5,808

Total liabilities at fair value	97,928	801,527	25,052	(544,997)		379,510

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligations to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Transfers between level 1 and level 2 during 6M11 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/liabilities at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which non-recourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M11				6M10

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	163	826	989	[1]	2,229	161	2,390	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,139)	801	(1,338)		1,897	50	1,947

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2Q11 were CHF 3,433 million, primarily from trading assets, loans held-for sale and loans. The transfers were related to trading and SPE consolidated positions within the emerging markets, RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q11 were CHF 4,808 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RBMS (including non-agency) and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information.

Transfers into level 3 assets during 6M11 were CHF 6,953 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M11 were CHF 8,707 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments business due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2Q11	4Q10

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	0.6

of which level 2	0.0	0.1

of which level 3	0.6	0.5

Qualitative disclosures of valuation techniques
Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include Single Premium Immediate Annuity, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in nonmarketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	2Q11			4Q10

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	82	168	(86)	105	187	(82)

Non-interest-earning loans	479	2,595	(2,116)	653	2,087	(1,434)

Financial instruments (CHF million)

Interest-bearing deposits with banks	336	337	(1)	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,831	509	136,906	135,939	967

Loans	19,191	19,345	(154)	18,552	18,677	(125)

Other assets [1]	23,661	33,844	(10,183)	25,078	36,195	(11,117)

Due to banks and customer deposits	(720)	(732)	12	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)	(109,202)	(80)	(123,697)	(123,562)	(135)

Short-term borrowings	(4,046)	(4,017)	(29)	(3,308)	(3,262)	(46)

Long-term debt	(76,844)	(82,539)	5,695	(83,692)	(90,271)	6,579

Other liabilities	(5,808)	(6,674)	866	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M11		6M10

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		10	[1]

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	713	[1]	998	[1]

Other trading assets	(5)	[2]	68	[2]

Other investments	88	[2]	(176)	[3]

of which related to credit risk	(2)		(18)

Loans	1,012	[2]	(513)	[2]

of which related to credit risk	134		453

Other assets	2,110	[2]	1,755	[1]

of which related to credit risk	269		(50)

Due to banks and customer deposits	(12)	[1]	(12)	[2]

of which related to credit risk	8		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(81)	[1]	30	[2]

Short-term borrowings	(141)	[2]	109	[2]

Long-term debt	(4,223)	[2]	1,954	[2]

of which related to credit risk [4]	(301)		1,086

Other liabilities	(738)	[2]	46	[3]

of which related to credit risk	(260)		(34)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (255) million and CHF 961 million in 6M11 and 6M10, respectively.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	46		9		55	0

Equity funds	26		5,640	[1]	5,666	0

Equity funds sold short	0		(156)		(156)	0

Total funds held in trading assets and liabilities	72		5,493		5,565	0

Debt funds	38		249		287	195

Equity funds	5		89		94	0

Others	7		128		135	0

Hedge funds	50		466	[2]	516	195

Debt funds	11		0		11	17

Equity funds	3,234		0		3,234	850

Real estate funds	283		0		283	199

Others	754		0		754	212

Private equities	4,282		0		4,282	1,278

Equity method investments	367		0		367	0

Total funds held in other investments	4,699		466		5,165	1,473

Total fair value	4,771	[3]	5,959	[4]	10,730	1,473	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 30 days and 17% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on demand with a notice period primarily of less than 30 days and 15% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,218 million attributable to noncontrolling interests. 4 Includes CHF 83 million attributable to noncontrolling interests. 5 Includes CHF 521 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 4Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements, excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2Q11		4Q10

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	200,091	220,443	220,443

Securities received as collateral	32,057	32,057	42,147	42,147

Trading assets	302,626	302,626	324,704	324,704

Investment securities	5,550	5,550	8,397	8,397

Loans	220,030	222,969	218,842	221,937

Other financial assets [1]	191,961	192,003	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	328,442	328,439	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	142,245	168,394	168,394

Obligation to return securities received as collateral	32,057	32,057	42,147	42,147

Trading liabilities	120,452	120,452	133,997	133,997

Short-term borrowings	20,373	20,373	21,683	21,683

Long-term debt	164,159	163,643	173,752	172,698

Other financial liabilities [2]	128,535	128,535	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	6 Months Ended
Jun. 30, 2011
Assets pledged or assigned
Assets pledged or assigned
Note 27 Assets pledged or assigned
The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Assets pledged or assigned
end of	2Q11	4Q10

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	153,308	169,702

of which assets provided with the right to sell or repledge	106,454	112,246

Fair value of collateral received with the right to sell or repledge	345,270	356,970

of which sold or repledged	281,012	307,894

Subsidiary guarantee information	6 Months Ended
Jun. 30, 2011
Subsidiary guarantee information
Subsidiary guarantee information
Note 28 Subsidiary guarantee information
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding US SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,053		6,893	41	148		7,082

Interest expense	(1,212)	(4,459)		(5,671)	(39)	5		(5,705)

Net interest income	628	594		1,222	2	153		1,377

Commissions and fees	937	2,274		3,211	3	249		3,463

Trading revenues	(433)	1,498		1,065	0	51		1,116

Other revenues	761	76		837	749	(650)		936

Net revenues	1,893	4,442		6,335	754	(197)		6,892

Provision for credit losses	0	(2)		(2)	0	15		13

Compensation and benefits	879	2,091		2,970	24	102		3,096

General and administrative expenses	414	1,200		1,614	(38)	76		1,652

Commission expenses	60	393		453	1	37		491

Total other operating expenses	474	1,593		2,067	(37)	113		2,143

Total operating expenses	1,353	3,684		5,037	(13)	215		5,239

Income/(loss) from continuing operations before taxes	540	760		1,300	767	(427)		1,640

Income tax expense	(17)	238		221	(1)	51		271

Income/(loss) from continuing operations	557	522		1,079	768	(478)		1,369

Net income/(loss)	557	522		1,079	768	(478)		1,369

Net income/(loss) attributable to noncontrolling interests	577	27		604	0	(3)		601

Net income/(loss) attributable to shareholders	(20)	495		475	768	(475)		768

of which from continuing operations	(20)	495		475	768	(475)		768

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 2Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,288	5,591		7,879	59	121		8,059

Interest expense	(1,453)	(5,357)		(6,810)	(57)	10		(6,857)

Net interest income	835	234		1,069	2	131		1,202

Commissions and fees	1,176	2,168		3,344	3	239		3,586

Trading revenues	(120)	3,674		3,554	0	74		3,628

Other revenues	184	(48)		136	1,555	(1,568)		123

Net revenues	2,075	6,028		8,103	1,560	(1,124)		8,539

Provision for credit losses	1	18		19	0	1		20

Compensation and benefits	1,064	2,804		3,868	26	86		3,980

General and administrative expenses	650	1,386		2,036	(65)	90		2,061

Commission expenses	82	444		526	1	42		569

Total other operating expenses	732	1,830		2,562	(64)	132		2,630

Total operating expenses	1,796	4,634		6,430	(38)	218		6,610

Income/(loss) from continuing operations before taxes	278	1,376		1,654	1,598	(1,343)		1,909

Income tax expense	103	(18)		85	5	97		187

Income/(loss) from continuing operations	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss)	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss) attributable to noncontrolling interests	33	81		114	0	15		129

Net income/(loss) attributable to shareholders	142	1,313		1,455	1,593	(1,455)		1,593

of which from continuing operations	142	1,313		1,455	1,593	(1,455)		1,593

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,293		12,151	85	298		12,534

Interest expense	(2,476)	(6,856)		(9,332)	(81)	9		(9,404)

Net interest income	1,382	1,437		2,819	4	307		3,130

Commissions and fees	2,043	4,566		6,609	5	520		7,134

Trading revenues	320	2,790		3,110	0	17		3,127

Other revenues	1,247	323		1,570	1,872	(1,785)		1,657

Net revenues	4,992	9,116		14,108	1,881	(941)		15,048

Provision for credit losses	1	(22)		(21)	0	27		6

Compensation and benefits	2,065	4,817		6,882	49	194		7,125

General and administrative expenses	857	2,359		3,216	(80)	148		3,284

Commission expenses	132	813		945	1	81		1,027

Total other operating expenses	989	3,172		4,161	(79)	229		4,311

Total operating expenses	3,054	7,989		11,043	(30)	423		11,436

Income/(loss) from continuing operations before taxes	1,937	1,149		3,086	1,911	(1,391)		3,606

Income tax expense	335	335		670	4	62		736

Income/(loss) from continuing operations	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss)	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss) attributable to noncontrolling interests	947	52		999	0	(36)		963

Net income/(loss) attributable to shareholders	655	762		1,417	1,907	(1,417)		1,907

of which from continuing operations	655	762		1,417	1,907	(1,417)		1,907

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,592	8,917		13,509	117	239		13,865

Interest expense	(2,758)	(7,857)		(10,615)	(114)	13		(10,716)

Net interest income	1,834	1,060		2,894	3	252		3,149

Commissions and fees	2,156	4,346		6,502	5	486		6,993

Trading revenues	512	6,429		6,941	0	139		7,080

Other revenues	311	(14)		297	3,557	(3,524)		330

Net revenues	4,813	11,821		16,634	3,565	(2,647)		17,552

Provision for credit losses	10	(51)		(41)	0	11		(30)

Compensation and benefits	2,260	5,404		7,664	47	162		7,873

General and administrative expenses	1,087	2,625		3,712	(137)	161		3,736

Commission expenses	160	846		1,006	1	82		1,089

Total other operating expenses	1,247	3,471		4,718	(136)	243		4,825

Total operating expenses	3,507	8,875		12,382	(89)	405		12,698

Income/(loss) from continuing operations before taxes	1,296	2,997		4,293	3,654	(3,063)		4,884

Income tax expense/(benefit)	476	405		881	6	139		1,026

Income/(loss) from continuing operations	820	2,592		3,412	3,648	(3,202)		3,858

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	820	2,573		3,393	3,648	(3,202)		3,839

Net income/(loss) attributable to noncontrolling interests	86	127		213	0	(22)		191

Net income/(loss) attributable to shareholders	734	2,446		3,180	3,648	(3,180)		3,648

of which from continuing operations	734	2,465		3,199	3,648	(3,180)		3,667

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,790	62,770		68,560	16	(503)		68,073

Interest-bearing deposits with banks	77	4,715		4,792	0	(2,852)		1,940

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,129	77,839		198,968	0	1,123		200,091

Securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading assets	93,586	204,945		298,531	0	4,095		302,626

Investment securities	0	4,024		4,024	0	1,526		5,550

Other investments	8,594	5,075		13,669	32,004	(31,587)		14,086

Net loans	26,047	174,283		200,330	6,534	13,166		220,030

Premises and equipment	937	5,223		6,160	0	491		6,651

Goodwill	535	6,238		6,773	0	1,135		7,908

Other intangible assets	90	184		274	0	7		281

Brokerage receivables	16,016	24,675		40,691	0	154		40,845

Other assets	17,456	59,001		76,457	198	130		76,785

Total assets	327,205	624,025		951,230	38,752	(13,059)		976,923

Liabilities and equity (CHF million)

Due to banks	93	50,708		50,801	5,514	(14,328)		41,987

Customer deposits	0	262,809		262,809	0	23,646		286,455

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	115,395	26,850		142,245	0	0		142,245

Obligation to return securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading liabilities	26,326	93,350		119,676	0	776		120,452

Short-term borrowings	23,495	(5,048)		18,447	0	1,926		20,373

Long-term debt	44,687	116,157		160,844	1,908	1,407		164,159

Brokerage payables	46,520	20,923		67,443	0	(128)		67,315

Other liabilities	10,390	50,323		60,713	114	746		61,573

Total liabilities	303,854	611,125		914,979	7,536	14,101		936,616

Total shareholders' equity	17,300	8,696		25,996	31,216	(25,996)		31,216

Noncontrolling interests	6,051	4,204		10,255	0	(1,164)		9,091

Total equity	23,351	12,900		36,251	31,216	(27,160)		40,307

Total liabilities and equity	327,205	624,025		951,230	38,752	(13,059)		976,923

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 4Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(4,816)		127	2,964	(2,583)		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(561)		(562)	0	77		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	4,764		2,320	0	(1,388)		932

Purchase of investment securities	0	(79)		(79)	0	(1,093)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0	0		2,096

Maturities of investment securities	0	84		84	0	1,288		1,372

Investments in subsidiaries and other investments	708	(1,498)		(790)	(2,490)	2,410		(870)

Proceeds from sale of other investments	428	2,019		2,447	0	69		2,516

(Increase)/decrease in loans	2,192	(6,210)		(4,018)	74	(1,692)		(5,636)

Proceeds from sales of loans	0	230		230	0	0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(522)		(704)	0	(14)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	9	49		58	0	89		147

Net cash provided by/(used in) investing activities of continuing operations	710	375		1,085	(2,416)	(254)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	14,941		14,925	(656)	1,434		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,928		419	0	(6)		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0	0		(10,240)

Issuances of long-term debt	2,718	19,774		22,492	5	1,105		23,602

Repayments of long-term debt	(2,649)	(15,767)		(18,416)	0	(556)		(18,972)

Issuances of common shares	0	0		0	666	0		666

Sale of treasury shares	0	614		614	417	6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)	(6,999)		(7,672)

Dividends paid/capital repayments	0	(142)		(142)	(1,560)	(103)		(1,805)

Other, net	60	(358)		(298)	632	337		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	13,123		8,742	(557)	1,927		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(5,835)		(6,450)	7	(11)		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0	0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,872		3,529	(2)	(921)		2,606

Cash and due from banks at beginning of period	5,133	59,898		65,031	18	418		65,467

Cash and due from banks at end of period	5,790	62,770		68,560	16	(503)		68,073

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	40,062	(3,637)		36,425	3,859	(3,469)		36,815

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(589)	(1,013)		(1,602)	0	865		(737)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	(29,619)		(30,695)	0	494		(30,201)

Purchase of investment securities	0	(32)		(32)	0	(1,134)		(1,166)

Proceeds from sale of investment securities	0	680		680	0	0		680

Maturities of investment securities	0	590		590	29	1,122		1,741

Investments in subsidiaries and other investments	(94)	(269)		(363)	(408)	311		(460)

Proceeds from sale of other investments	423	513		936	0	118		1,054

(Increase)/decrease in loans	764	3,585		4,349	458	(3,521)		1,286

Proceeds from sales of loans	0	478		478	0	0		478

Capital expenditures for premises and equipment and other intangible assets	(283)	(474)		(757)	0	(7)		(764)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	34	123		157	0	27		184

Net cash provided by/(used in) investing activities of continuing operations	(821)	(25,435)		(26,256)	79	(1,725)		(27,902)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	74	7,852		7,926	(2,239)	2,071		7,758

Increase/(decrease) in short-term borrowings	(8,036)	16,653		8,617	0	388		9,005

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	33,454		3,384	0	(99)		3,285

Issuances of long-term debt	191	28,962		29,153	6	1,464		30,623

Repayments of long-term debt	(1,849)	(24,981)		(26,830)	(483)	(924)		(28,237)

Issuances of common shares	0	0		0	29	0		29

Sale of treasury shares	0	1,528		1,528	21	13,350		14,899

Repurchase of treasury shares	0	(1,281)		(1,281)	(1,316)	(13,835)		(16,432)

Dividends paid/capital repayments	0	(3,159)		(3,159)	(2,378)	2,883		(2,654)

Other, net	140	(3,254)		(3,114)	2,419	23		(672)

Net cash provided by/(used in) financing activities of continuing operations	(39,550)	55,774		16,224	(3,941)	5,321		17,604

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	96	(847)		(751)	2	(3)		(752)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	(98)		(98)	0	0		(98)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(213)	25,757		25,544	(1)	124		25,667

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	1,776	76,303		78,079	10	(565)		77,524

1 Includes eliminations and consolidation adjustments.

Litigation	6 Months Ended
Jun. 30, 2011
Litigation.
Litigation
Note 29 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material judicial, regulatory and arbitration proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010 and updated in quarterly reports and below. Some of these actions have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when reasonably possible losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the condensed consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors.

In 2Q11, the Group recorded net litigation provisions of CHF 69 million, primarily in Investment Banking and Corporate Center. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

US tax matter
Credit Suisse has been responding to subpoenas and other requests for information from the Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted or arrested for alleged conduct while employed at Credit Suisse or other financial institutions. Credit Suisse has received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and, subject to Swiss legal obligations, are cooperating with the authorities to resolve these matters.

NCFE-related litigation
On April 12, 2011, the US District Court for the Southern District of Ohio (SDO) granted the summary judgment motion of Credit Suisse Securities (USA) LLC (CSS LLC) and an affiliate to dismiss the action filed by the trust created through the National Century Financial Enterprises, Inc. and its affiliates (NCFE) bankruptcy plan. The trust filed a motion with the SDO to reconsider that decision on May 11, 2011. CSS LLC and an affiliate filed an opposition to that motion on May 19, 2011. On June 24, 2011, CSS LLC and its affiliates agreed in principle to settle this action and the action filed by the trust and another trust created in NCFE's bankruptcy in the US Bankruptcy Court for the Southern District of Ohio (objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE's bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan). The agreement in principle with the trusts is subject to the execution of formal settlement documentation and is covered by existing provisions.

Mortgage-related matters
Class action litigations
In June 2011, the US District Court for the Southern District of New York (SDNY) allowed additional RMBS investors to intervene as plaintiffs in the In re IndyMac Mortgage-Backed Securities Litigation class action for the purpose of asserting certain claims related to an additional USD 1.7 billion of IndyMac RMBS offerings underwritten by CSS LLC. As a result, the proportional share of IndyMac RMBS at issue for which CSS LLC served as underwriter increased to approximately USD 3.0 billion (approximately 37% of USD 8.1 billion at issue across all banks).

Individual Investor Actions
CSS LLC and certain of its affiliates were named among the defendants in three new individual investor actions: one action brought by the Federal Home Loan Bank of Boston in Massachusetts state court related to approximately USD 423 million of RMBS at issue (approximately 7% of USD 5.9 billion at issue against all banks); and two actions brought by The Union Central Life Insurance Company and certain of its affiliates in the SDNY related to approximately USD 71 million of RMBS at issue (approximately 36% of USD 199 million at issue against all banks).

Monoline insurer disputes
In the two litigations brought against CSS LLC and certain of its affiliates by monoline insurers related to claims that loans underlying the insured transactions breach certain representations and warranties, the New York state court dismissed both of the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates. Plaintiffs are requesting reconsideration by the court.

Auction Rate Securities
On March 31, 2011, the US District Court for the Eastern District of New York denied in part, and granted in part, the Group's motion to dismiss the original complaint of ST Microelectronics (ST), alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio, and granted ST's motion to file an amended complaint in the action. On June 2, 2011, the US Court of Appeals for the Second Circuit affirmed the SDNY's confirmation of ST's FINRA arbitration award against CSS LLC (except to the extent that the SDNY failed to credit against the amount of the award USD 75 million received by ST from the sale of certain of the ARS and to reduce the amount of interest owed by CSS LLC accordingly). On June 8, 2011, CSS LLC, the Group and ST settled these cases. Pursuant to the settlement, CSS LLC and the Group paid ST USD 357 million and received the ARS positions and interest in ST's CSS LLC account as of the settlement date. Substantially all of the settlement amount was covered by existing provisions.

ADR litigation

On July 18, 2011, the SDNY granted final approval of the settlement among the Group, certain of its executives and a plaintiff class of purchasers of Group ADRs on the New York Stock Exchange and US purchasers of Group common shares on foreign exchanges, and dismissed with prejudice the entire action.

Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2011
Summary of significant accounting policies
Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2010, included in the Credit Suisse Annual Report 2010. For a description of the Group’s significant accounting policies, refer to Note 1 – Summary of significant accounting policies in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The presentation of period over period change, the 1Q11 consolidated statements of operations, consolidated balance sheet and consolidated statements of changes in equity and the 2Q10 consolidated balance sheet have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment information (Tables)	6 Months Ended
Jun. 30, 2011
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net revenues (CHF million)

Private Banking	2,797	2,896	2,991	(3)	(6)	5,693	5,891	(3)

Investment Banking	2,822	4,929	4,099	(43)	(31)	7,751	9,315	(17)

Asset Management	629	591	502	6	25	1,220	1,133	8

Corporate Center	78	(603)	828	–	(91)	(525)	1,042	–

Noncontrolling interests without SEI	566	343	119	65	376	909	171	432

Net revenues	6,892	8,156	8,539	(15)	(19)	15,048	17,552	(14)

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	843	855	874	(1)	(4)	1,698	1,766	(4)

Investment Banking	231	1,343	784	(83)	(71)	1,574	2,578	(39)

Asset Management	202	172	22	17	–	374	188	99

Corporate Center	(190)	(745)	126	(74)	–	(935)	208	–

Noncontrolling interests without SEI	554	341	103	62	438	895	144	–

Income from continuing operations before taxes	1,640	1,966	1,909	(17)	(14)	3,606	4,884	(26)

Total assets
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	335,098	341,581	337,496	351,009	(2)	(1)	(5)

Investment Banking	741,067	779,218	803,613	905,208	(5)	(8)	(18)

Asset Management	27,813	28,275	27,986	28,519	(2)	(1)	(2)

Corporate Center [1]	(133,347)	(138,996)	(143,945)	(156,232)	(4)	(7)	(15)

Noncontrolling interests without significant economic interest	6,292	6,390	6,855	9,444	(2)	(8)	(33)

Total assets	976,923	1,016,468	1,032,005	1,137,948	(4)	(5)	(14)

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net interest income (Tables)	6 Months Ended
Jun. 30, 2011
Net interest income
Net interest income

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net interest income (CHF million)

Loans	1,253	1,222	1,371	3	(9)	2,475	2,717	(9)

Investment securities	23	31	22	(26)	5	54	49	10

Trading assets	4,159	2,677	5,085	55	(18)	6,836	8,039	(15)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	870	707	656	23	33	1,577	1,208	31

Other	777	815	925	(5)	(16)	1,592	1,852	(14)

Interest and dividend income	7,082	5,452	8,059	30	(12)	12,534	13,865	(10)

Deposits	(427)	(404)	(398)	6	7	(831)	(766)	8

Short-term borrowings	(14)	(18)	(17)	(22)	(18)	(32)	(32)	0

Trading liabilities	(3,264)	(1,376)	(4,305)	137	(24)	(4,640)	(5,745)	(19)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(343)	(365)	47	38	(848)	(716)	18

Long-term debt	(1,422)	(1,470)	(1,696)	(3)	(16)	(2,892)	(3,313)	(13)

Other	(73)	(88)	(76)	(17)	(4)	(161)	(144)	12

Interest expense	(5,705)	(3,699)	(6,857)	54	(17)	(9,404)	(10,716)	(12)

Net interest income	1,377	1,753	1,202	(21)	15	3,130	3,149	(1)

Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2011
Commissions and fees
Commissions and fees

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Commissions and fees (CHF million)

Lending business	349	342	327	2	7	691	593	17

Investment and portfolio management	1,072	1,070	1,043	0	3	2,142	2,141	0

Other securities business	22	15	19	47	16	37	40	(8)

Fiduciary business	1,094	1,085	1,062	1	3	2,179	2,181	0

Underwriting	491	542	513	(9)	(4)	1,033	1,051	(2)

Brokerage	989	1,208	1,094	(18)	(10)	2,197	2,124	3

Underwriting and brokerage	1,480	1,750	1,607	(15)	(8)	3,230	3,175	2

Other services	540	494	590	9	(8)	1,034	1,044	(1)

Commissions and fees	3,463	3,671	3,586	(6)	(3)	7,134	6,993	2

Trading revenues (Tables)	6 Months Ended
Jun. 30, 2011
Trading revenues.
Trading revenues

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Trading revenues (CHF million)

Interest rate products	1,389	1,063	526	31	164	2,452	3,310	(26)

Foreign exchange products	(1,562)	678	1,088	–	–	(884)	1,747	–

Equity/index-related products	689	513	1,715	34	(60)	1,202	2,177	(45)

Credit products	317	(475)	462	–	(31)	(158)	(34)	365

Commodity, emission and energy products	232	74	28	214	–	306	(38)	–

Other products	51	158	(191)	(68)	–	209	(82)	–

Trading revenues	1,116	2,011	3,628	(45)	(69)	3,127	7,080	(56)

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	6 Months Ended
Jun. 30, 2011
Other revenues.
Other revenues

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	584	323	143	81	308	907	160	467

Loans held-for-sale	17	18	(1)	(6)	–	35	(72)	–

Long-lived assets held-for-sale	65	(1)	(69)	–	–	64	(92)	–

Equity method investments	52	6	55	–	(5)	58	121	(52)

Other investments	91	249	(142)	(63)	–	340	(86)	–

Other	127	126	137	1	(7)	253	299	(15)

Other revenues	936	721	123	30	–	1,657	330	402

Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2011
Provision for credit losses
Provision for credit losses

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Provision for credit losses (CHF million)

Provision for loan losses	3	12	7	(75)	(57)	15	(17)	–

Provision for lending-related and other exposures	10	(19)	13	–	(23)	(9)	(13)	(31)

Provision for credit losses	13	(7)	20	–	(35)	6	(30)	–

Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2011
Compensation and benefits
Compensation and benefits

	in				% change		in			% change

	2Q11		1Q11	2Q10	QoQ	YoY	6M11		6M10	YoY

Compensation and benefits (CHF million)

Salaries and variable compensation	2,719		3,503	3,011	(22)	(10)	6,222		6,469	(4)

Social security	207		322	321	(36)	(36)	529		566	(7)

Other [1]	170		204	648	(17)	(74)	374		838	(55)

Compensation and benefits	3,096	[2]	4,029	3,980	(23)	(22)	7,125	[2]	7,873	(10)

1 Includes pension and other post-retirement expense of CHF 112 million, CHF 134 million, CHF 124 million, CHF 246 million and CHF 241 million in 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively, and the UK levy on variable compensation of CHF 447 million in 2Q10 and 6M10. 2 Includes CHF 142 million of severance and other compensation expense related to headcount reductions in Investment Banking.

General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2011
General and administrative expenses
General and administrative expenses

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

General and administrative expenses (CHF million)

Occupancy expenses	269	264	308	2	(13)	533	595	(10)

IT, machinery, etc.	333	327	346	2	(4)	660	677	(3)

Provisions and losses	42	47	265	(11)	(84)	89	345	(74)

Travel and entertainment	115	104	130	11	(12)	219	242	(10)

Professional services	541	485	606	12	(11)	1,026	1,063	(3)

Amortization and impairment of other intangible assets	8	7	9	14	(11)	15	18	(17)

Other	344	398	397	(14)	(13)	742	796	(7)

General and administrative expenses	1,652	1,632	2,061	1	(20)	3,284	3,736	(12)

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings per share
Earnings per share

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net income attributable to shareholders (CHF million)

Income from continuing operations	768	1,139	1,593	(33)	(52)	1,907	3,667	(48)

Income/(loss) from discontinued operations, net of tax	0	0	0	–	–	0	(19)	100

Net income attributable to shareholders	768	1,139	1,593	(33)	(52)	1,907	3,648	(48)

Preferred securities dividends	(102)	–	(67)	–	52	(102)	(67)	52

Net income attributable to shareholders for basic earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,389	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	192	(47)

Net income attributable to shareholders for diluted earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,390	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	191	(47)

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,199.3	1,184.4	1,208.1	1	(1)	1,191.8	1,201.2	(1)

Dilutive share options and warrants	2.9	2.6	5.5	12	(47)	2.7	5.9	(54)

Dilutive share awards	5.6	1.2	0.4	367	–	3.4	0.7	386

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,207.8	1,188.2	1,214.0	2	(1)	1,197.9	1,207.8	(1)

Weighted-average shares outstanding for basic/ diluted earnings per share available for unvested share-based payment awards	74.6	72.1	69.8	3	7	73.4	65.4	12

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.48	0.91	1.15	(47)	(58)	1.43	2.84	(50)

Basic earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Basic earnings per share available for common shares	0.48	0.91	1.15	(47)	(58)	1.43	2.82	(49)

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.48	0.90	1.15	(47)	(58)	1.42	2.83	(50)

Diluted earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Diluted earnings per share available for common shares	0.48	0.90	1.15	(47)	(58)	1.42	2.81	(49)

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 36.4 million, 44.9 million, 45.1 million, 40.7 million and 45.6 million for 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively.

Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2011
Trading assets and liabilities
Trading assets and liabilities

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Trading assets (CHF million)

Debt securities	155,058	152,989	154,555	163,572	1	0	(5)

Equity securities [1]	89,077	97,037	102,941	92,203	(8)	(13)	(3)

Derivative instruments [2]	40,313	43,614	47,744	75,786	(8)	(16)	(47)

Other	18,178	20,561	19,464	18,532	(12)	(7)	(2)

Trading assets	302,626	314,201	324,704	350,093	(4)	(7)	(14)

Trading liabilities (CHF million)

Short positions	74,137	86,693	76,094	83,786	(14)	(3)	(12)

Derivative instruments [2]	46,315	48,153	57,903	80,651	(4)	(20)	(43)

Trading liabilities	120,452	134,846	133,997	164,437	(11)	(10)	(27)

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	25,333	23,349	28,500	43,030	8	(11)	(41)

Receivables not netted [1]	13,739	12,672	14,987	16,195	8	(8)	(15)

Total	39,072	36,021	43,487	59,225	8	(10)	(34)

Cash collateral payables (CHF million)

Payables netted against derivative positions	27,166	26,972	29,238	37,083	1	(7)	(27)

Payables not netted [1]	14,562	12,794	14,428	15,918	14	1	(9)

Total	41,728	39,766	43,666	53,001	5	(4)	(21)

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities (Tables)	6 Months Ended
Jun. 30, 2011
Investment securities.
Investment securities

end of	2Q11	4Q10	% change

Investment securities (CHF million)

Debt securities held-to-maturity	146	452	(68)

Securities available-for-sale	5,404	7,945	(32)

Total investment securities	5,550	8,397	(34)

Investment securities by type

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q11 (CHF million)

Debt securities issued by foreign governments	146	0	0	146

Debt securities held-to-maturity	146	0	0	146

Debt securities issued by the Swiss federal, cantonal or local governmental entities	255	14	0	269

Debt securities issued by foreign governments	3,662	86	2	3,746

Corporate debt securities	848	19	1	866

Collateralized debt obligations	419	12	2	429

Debt securities available-for-sale	5,184	131	5	5,310

Banks, trust and insurance companies	68	10	0	78

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	11	0	94

Securities available-for-sale	5,267	142	5	5,404

4Q10 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q11 (CHF million)

Debt securities issued by foreign governments	471	2	0	0	471	2

Corporate debt securities	29	0	30	1	59	1

Collateralized debt obligation	54	2	10	0	64	2

Debt securities available-for-sale	554	4	40	1	594	5

4Q10 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligation	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M11		6M10

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	2,095	1	679	0

Realized gains	40	0	5	0

Realized losses	(22)	0	(11)	0

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q11 (CHF million)

Due within 1 year	146	146	0.00	960	962	2.33

Due from 1 to 5 years	0	0	–	3,573	3,676	3.40

Due from 5 to 10 years	0	0	–	525	542	2.43

Due after 10 years	0	0	–	126	130	3.99

Total debt securities	146	146	0.00	5,184	5,310	3.12

Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2011
Loans, allowance for loan losses and credit quality
Loans

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Loans (CHF million)

Mortgages	86,374	85,449	84,625	83,838	1	2	3

Loans collateralized by securities	25,725	26,076	24,552	24,166	(1)	5	6

Consumer finance	6,024	5,742	5,708	5,629	5	6	7

Consumer loans	118,123	117,267	114,885	113,633	1	3	4

Real estate	24,163	23,846	23,362	24,628	1	3	(2)

Commercial and industrial loans	52,733	55,075	54,673	58,814	(4)	(4)	(10)

Financial institutions	23,674	25,146	24,764	27,460	(6)	(4)	(14)

Governments and public institutions	2,285	2,182	2,207	3,960	5	4	(42)

Corporate and institutional loans	102,855	106,249	105,006	114,862	(3)	(2)	(10)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

of which held at amortized cost	201,787	203,673	201,339	205,276	(1)	0	(2)

of which held at fair value	19,191	19,843	18,552	23,219	(3)	3	(17)

Net (unearned income)/deferred expenses	(32)	(32)	(32)	(37)	0	0	(14)

Allowance for loan losses	(916)	(974)	(1,017)	(1,253)	(6)	(10)	(27)

Net loans	220,030	222,510	218,842	227,205	(1)	1	(3)

Gross loans by location (CHF million)

Switzerland	142,091	139,993	138,989	138,337	1	2	3

Foreign	78,887	83,523	80,902	90,158	(6)	(2)	(13)

Gross loans	220,978	223,516	219,891	228,495	(1)	0	(3)

Impaired loan portfolio (CHF million)

Non-performing loans	880	943	961	1,099	(7)	(8)	(20)

Non-interest-earning loans	272	312	340	387	(13)	(20)	(30)

Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486	(8)	(11)	(22)

Restructured loans	46	41	52	67	12	(12)	(31)

Potential problem loans	446	424	510	426	5	(13)	5

Total other impaired loans	492	465	562	493	6	(12)	0

Gross impaired loans	1,644	1,720	1,863	1,979	(4)	(12)	(17)

Allowance for loan losses

	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	281	693	974	279	738	1,017	1,269

Net movements recognized in statements of operations	2	1	3	12	0	12	7

Gross write-offs	(17)	(30)	(47)	(24)	(37)	(61)	(48)

Recoveries	14	1	15	6	2	8	15

Net write-offs	(3)	(29)	(32)	(18)	(35)	(53)	(33)

Provisions for interest	1	2	3	1	1	2	3

Foreign currency translation impact and other adjustments, net	(12)	(20)	(32)	7	(11)	(4)	7

Balance at end of period	269	647	916	281	693	974	1,253

	6M11			6M10

	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395

Net movements recognized in statements of operations	14	1	15	(17)

Gross write-offs	(41)	(67)	(108)	(176)

Recoveries	20	3	23	33

Net write-offs	(21)	(64)	(85)	(143)

Provisions for interest	2	3	5	3

Foreign currency translation impact and other adjustments, net	(5)	(31)	(36)	15

Balance at end of period	269	647	916	1,253

Allowance for loan losses and gross loans held at amortized cost

	2Q11			1Q11			2Q10

	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at end of period	269	647	916	281	693	974	1,253

of which individually evaluated for impairment	198	470	668	211	501	712	865

of which collectively evaluated for impairment	71	177	248	70	192	262	388

Gross loans held at amortized cost (CHF million)

Balance at end of period	118,118	83,669	201,787	117,261	86,412	203,673	205,276

of which individually evaluated for impairment	538	837	1,375	581	909	1,490	1,840

of which collectively evaluated for impairment	117,580	82,832	200,412	116,680	85,503	202,183	203,436

Loans held at amortized cost - purchases, reclassifications and sales

	2Q11			1Q11			6M11

in	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total	Consumer loans	Corporate and institutional loans	Total

Loans held at amortized cost (CHF million)

Purchases	–	458	458	–	1,102	1,102	–	1,560	1,560

Reclassifications to loans held-for-sale	–	268	268	–	370	370	–	638	638

of which subsequently sold	–	95	95	–	370	370	–	465	465

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q11 (CHF million)

Mortgages	149	568	7,153	51,758	25,640	844	20	21	0	221	86,374

Loans collateralized by securities	1	17	304	22,868	2,466	25	0	0	0	44	25,725

Consumer finance	3	12	45	2,822	1,985	545	52	15	292	248	6,019

Consumer loans	153	597	7,502	77,448	30,091	1,414	72	36	292	513	118,118

Real estate	50	139	1,559	11,096	10,551	478	0	0	0	113	23,986

Commercial and industrial loans	268	409	1,565	20,137	16,295	2,947	120	66	148	626	42,581

Financial institutions	2,396	1,590	2,398	5,744	2,008	1,064	0	42	0	124	15,366

Governments and public institutions	112	82	324	503	150	104	455	0	0	6	1,736

Corporate and institutional loans	2,826	2,220	5,846	37,480	29,004	4,593	575	108	148	869	83,669

Gross loans held at amortized cost	2,979	2,817	13,348	114,928	59,095	6,007	647	144	440	1,382	201,787

Value of collateral [1]	2,449	1,756	12,039	103,935	49,330	3,469	93	64	8	639	173,782

4Q10 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer loans	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate and institutional loans	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis

	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2Q11 (CHF million)

Mortgages	86,035	113	32	5	189	339	86,374

Loans collateralized by securities	25,310	339	14	2	60	415	25,725

Consumer finance	5,199	546	76	31	167	820	6,019

Consumer loans	116,544	998	122	38	416	1,574	118,118

Real estate	23,835	93	6	19	33	151	23,986

Commercial and industrial loans	41,888	297	46	10	340	693	42,581

Financial institutions	15,200	122	2	19	23	166	15,366

Governments and public institutions	1,732	4	0	0	0	4	1,736

Corporate and institutional loans	82,655	516	54	48	396	1,014	83,669

Gross loans held at amortized cost	199,199	1,514	176	86	812	2,588	201,787

4Q10 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer loans	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate and institutional loans	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q11 (CHF million)

Mortgages	179	22	201	1	60	61	262

Loans collateralized by securities	25	17	42	0	2	2	44

Consumer finance	220	32	252	0	22	22	274

Consumer loans	424	71	495	1	84	85	580

Real estate	92	7	99	0	15	15	114

Commercial and industrial loans	308	139	447	45	292	337	784

Financial institutions	56	49	105	0	55	55	160

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	456	201	657	45	362	407	1,064

Gross impaired loans	880	272	1,152	46	446	492	1,644

4Q10 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer loans	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail

	2Q11			4Q10

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	234	221	42	270	256	50

Loans collateralized by securities	43	36	33	60	52	50

Consumer finance	261	248	123	304	290	110

Consumer loans	538	505	198	634	598	210

Real estate	59	50	24	80	67	34

Commercial and industrial loans	624	568	352	794	733	407

Financial institutions	148	146	88	137	135	92

Governments and public institutions	6	4	6	6	4	6

Corporate and institutional loans	837	768	470	1,017	939	539

Gross impaired loans with a specific allowance	1,375	1,273	668	1,651	1,537	749

Mortgages	28	28	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer loans	42	42	–	46	46	–

Real estate	55	53	–	3	3	–

Commercial and industrial loans	160	159	–	157	156	–

Financial institutions	12	12	–	6	6	–

Corporate and institutional loans	227	224	–	166	165	–

Gross impaired loans without specific allowance	269	266	–	212	211	–

Gross impaired loans	1,644	1,539	668	1,863	1,748	749

of which consumer loans	580	547	198	680	644	210

of which corporate and institutional loans	1,064	992	470	1,183	1,104	539

	2Q11			1Q11			6M11

end of	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	237	0	0	263	1	0	240	1	0

Loans collateralized by securities	39	0	0	58	0	0	43	0	0

Consumer finance	264	1	0	297	0	0	285	1	0

Consumer loans	540	1	0	618	1	0	568	2	0

Real estate	59	1	1	67	0	0	60	1	1

Commercial and industrial loans	655	1	1	732	2	2	659	3	3

Financial institutions	151	0	0	187	0	0	167	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate and institutional loans	871	2	2	992	2	2	892	4	4

Gross impaired loans with a specific allowance	1,411	3	2	1,610	3	2	1,460	6	4

Mortgages	38	0	0	43	0	0	53	0	0

Loans collateralized by securities	1	0	0	2	0	0	1	0	0

Consumer finance	13	0	0	16	0	0	16	0	0

Consumer loans	52	0	0	61	0	0	70	0	0

Real estate	57	3	3	12	0	0	61	3	3

Commercial and industrial loans	155	0	0	144	0	0	192	0	0

Financial institutions	4	0	0	58	0	0	4	0	0

Corporate and institutional loans	216	3	3	214	0	0	257	3	3

Gross impaired loans without specific allowance	268	3	3	275	0	0	327	3	3

Gross impaired loans	1,679	6	5	1,885	3	2	1,787	9	7

of which consumer loans	592	1	0	679	1	0	638	2	0

of which corporate and institutional loans	1,087	5	5	1,206	2	2	1,149	7	7

Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2011
Other assets and other liabilities
Other assets and other liabilities

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Other assets (CHF million)

Cash collateral on derivative instruments	13,739	12,672	14,987	16,195	8	(8)	(15)

Cash collateral on non-derivative transactions	1,841	1,769	1,792	1,630	4	3	13

Derivative instruments used for hedging	2,178	1,811	2,733	4,048	20	(20)	(46)

Assets held-for-sale	25,362	26,597	26,886	31,132	(5)	(6)	(19)

of which loans	23,816	25,514	24,925	29,524	(7)	(4)	(19)

of which real estate	1,528	1,064	1,946	1,608	44	(21)	(5)

Assets held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees receivable	5,748	5,400	5,158	6,542	6	11	(12)

Deferred tax assets	7,754	8,612	9,417	10,741	(10)	(18)	(28)

Prepaid expenses	718	782	452	856	(8)	59	(16)

Failed purchases	1,245	1,088	1,279	597	14	(3)	109

Other	3,488	3,384	3,066	3,882	3	14	(10)

Other assets	76,785	78,116	79,585	89,815	(2)	(4)	(15)

Other liabilities (CHF million)

Cash collateral on derivative instruments	14,562	12,794	14,428	15,918	14	1	(9)

Cash collateral on non-derivative transactions	52	66	20	45	(21)	160	16

Derivative instruments used for hedging	982	1,017	1,203	1,331	(3)	(18)	(26)

Provisions [1]	1,177	1,613	1,724	1,827	(27)	(32)	(36)

of which off-balance sheet risk	488	518	552	607	(6)	(12)	(20)

Liabilities held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees payable	7,588	6,956	6,798	9,335	9	12	(19)

Current tax liabilities	783	856	1,137	815	(9)	(31)	(4)

Deferred tax liabilities	354	431	412	523	(18)	(14)	(32)

Failed sales	6,963	7,548	7,354	8,061	(8)	(5)	(14)

Other	14,400	14,940	15,323	15,526	(4)	(6)	(7)

Other liabilities	61,573	62,222	62,214	67,573	(1)	(1)	(9)

1 Includes provisions for bridge commitments.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2011
Long-term debt.
Long-term debt

	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Long-term debt (CHF million)

Senior	122,668	131,074	130,792	134,389	(6)	(6)	(9)

Subordinated	23,307	24,648	23,221	26,403	(5)	0	(12)

Non-recourse liabilities from consolidated VIEs	18,184	20,155	19,739	21,918	(10)	(8)	(17)

Long-term debt	164,159	175,877	173,752	182,710	(7)	(6)	(10)

of which reported at fair value	76,844	83,811	83,692	92,132	(8)	(8)	(17)

Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

1Q11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	2	(434)	(29)	0	0	(461)

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	(14)	5	(11)	27	3	10

Balance at end of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

2Q10 (CHF million)

Balance at beginning of period	(34)	(8,416)	115	(2,875)	(43)	(11,253)

Increase/(decrease)	23	543	12	(167)	0	411

Increase/(decrease) due to equity method investments	(25)	0	1	0	0	(24)

Reclassification adjustments, included in net income	0	2	1	23	3	29

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M10 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	23	762	12	(167)	0	630

Increase/(decrease) due to equity method investments	(18)	0	1	0	0	(17)

Reclassification adjustments, included in net income	0	2	6	39	6	53

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

Tax (Tables)	6 Months Ended
Jun. 30, 2011
Tax
Effective tax rate

in	2Q11	1Q11	2Q10	6M11	6M10

Effective tax rate (%)

Effective tax rate	16.5	23.7	9.8	20.4	21.0

Net deferred tax assets

end of	2Q11	1Q11	Change

Net deferred tax assets (CHF million)

Net operating losses	4,501	4,993	(492)

Temporary differences	2,900	3,188	(288)

Net deferred tax assets	7,401	8,181	(780)

Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2011
Employee deferred compensation
Deferred compensation expense

in	2Q11	1Q11	2Q10	6M11	6M10

Deferred compensation expense (CHF million)

Share-based awards	223	200	60	423	127

Adjustable Performance Plan awards	318	370	245	688	517

Restricted Cash Awards	47	101	0	148	0

Scaled Incentive Share Units	98	117	139	215	303

Incentive Share Units	46	36	237	82	427

Cash Retention Awards	0	0	155	0	307

Performance Incentive Plans (PIP I and PIP II)	0	0	1	0	1

Partner Asset Facility [1]	20	53	(48)	73	(40)

Other cash awards	93	112	80	205	188

Total deferred compensation expense	845	989	869	1,834	1,830

Total shares delivered (million)

Total shares delivered	1.5	21.1	37.6	22.6	45.8

1 Compensation expense represents the change in underlying fair value of the indexed assets during the period.

Additional information

end of	2Q11

Estimated unrecognized compensation expense (CHF million)

Share-based awards	1,518

Adjustable Performance Plan awards	1,169

Restricted Cash Awards	258

Scaled Incentive Share Units	480

Incentive Share Units	195

Other cash awards	52

Total	3,672

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Share-based award activities

	2Q11		1Q11		2Q10		6M11		6M10

	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF

Share-based award activities

Balance at beginning of period	50.5	43.28	17.3	43.86	14.0	46.69	17.3	43.86	15.5	45.67

Granted	1.1	38.53	36.6	42.44	1.6	48.81	37.7	42.33	2.9	49.41

Settled	(1.9)	44.80	(3.3)	41.22	(0.5)	63.83	(5.2)	42.53	(3.2)	47.56

Forfeited	(0.4)	43.38	(0.1)	46.24	(0.1)	55.41	(0.5)	43.99	(0.2)	60.92

Balance at end of period	49.3	43.11	50.5	43.28	15.0	46.24	49.3	43.11	15.0	46.24

of which vested	0.9	–	1.3	–	1.1	–	0.9	–	1.1	–

of which unvested	48.4	–	49.2	–	13.9	–	48.4	–	13.9	–

Scaled Incentive Share Unit activities

	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	15.2	20.4	21.0	20.4	–

Granted	0.0	0.0	0.0	0.0	21.1

Settled	0.0	(5.1)	0.0	(5.1)	0.0

Forfeited	(0.2)	(0.1)	0.0	(0.3)	(0.1)

Balance at end of period	15.0	15.2	21.0	15.0	21.0

of which vested	0.5	0.4	0.0	0.5	0.0

of which unvested	14.5	14.8	21.0	14.5	21.0

Incentive Share Unit activities

	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	14.5	37.7	39.3	37.7	41.5

Granted [1]	0.0	0.0	0.0	0.0	6.0

Settled	(0.5)	(22.8)	0.0	(23.3)	(8.1)

Forfeited	(0.2)	(0.4)	(0.4)	(0.6)	(0.5)

Balance at end of period	13.8	14.5	38.9	13.8	38.9

of which vested	1.0	1.5	3.2	1.0	3.2

of which unvested	12.8	13.0	35.7	12.8	35.7

1 Includes ISUs granted in January and through out the year.

Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2011
Pension and other post-retirement benefits
Components of total pension costs

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Total pension costs (CHF million)

Service costs on benefit obligation	89	88	76	1	17	177	152	16

Interest costs on benefit obligation	136	138	149	(1)	(9)	274	297	(8)

Expected return on plan assets	(206)	(209)	(201)	(1)	2	(415)	(401)	3

Amortization of recognized prior service cost	3	4	4	(25)	(25)	7	8	(13)

Amortization of recognized actuarial losses	36	37	30	(3)	20	73	57	28

Net periodic pension costs	58	58	58	0	0	116	113	3

Settlement (gains)/losses	0	0	0	–	–	0	(2)	100

Curtailment (gains)/losses	0	1	0	(100)	–	1	0	–

Special termination benefits	0	0	0	–	–	0	0	–

Total pension costs	58	59	58	(2)	0	117	111	5

Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2011
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,873.2	4.0	3.3	0.0	0.0	0.0

Swaps	28,445.4	363.1	358.1	64.8	2.2	1.2

Options bought and sold (OTC)	2,711.9	39.4	40.4	0.0	0.0	0.0

Futures	2,656.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,010.6	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,697.4	406.9	402.1	64.8	2.2	1.2

Forwards	2,129.4	34.3	35.5	20.7	0.1	0.1

Swaps	1,093.6	34.2	44.8	0.0	0.0	0.0

Options bought and sold (OTC)	831.6	11.3	11.8	0.0	0.0	0.0

Futures	11.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	16.0	0.1	0.2	0.0	0.0	0.0

Foreign exchange products	4,081.8	79.9	92.3	20.7	0.1	0.1

Forwards	15.4	1.2	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	26.5	0.5	0.4	0.0	0.0	0.0

Futures	0.2	0.0	0.0	0.0	0.0	0.0

Precious metals products	42.1	1.7	1.6	0.0	0.0	0.0

Forwards	5.2	0.9	0.0	0.0	0.0	0.0

Swaps	230.1	5.1	6.4	0.0	0.0	0.0

Options bought and sold (OTC)	277.7	12.6	14.5	0.0	0.0	0.0

Futures	69.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	457.3	16.5	17.7	0.0	0.0	0.0

Equity/index-related products	1,039.6	35.1	38.6	0.0	0.0	0.0

Credit derivatives [2]	1,972.0	44.3	41.9	0.0	0.0	0.0

Forwards	24.1	1.1	1.1	0.0	0.0	0.0

Swaps	66.7	7.7	7.2	0.0	0.0	0.0

Options bought and sold (OTC)	39.7	2.5	2.0	0.0	0.0	0.0

Futures	184.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	98.8	4.0	4.1	0.0	0.0	0.0

Other products [3]	413.3	15.3	14.4	0.0	0.0	0.0

Total derivative instruments	50,246.2	583.2	590.9	85.5	2.3	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 50,331.7 billion as of June 30, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 4Q10	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2Q11		4Q10

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	585.5	592.2	681.8	691.2

Counterparty netting [1]	(517.7)	(517.7)	(602.9)	(602.9)

Cash collateral netting [1]	(25.3)	(27.2)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	42.5	47.3	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	40.3	46.3	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	2.2	1.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	248	(261)	587	(13)	904

Foreign exchange products	9	(11)	13	(2)	31

Total	257	(272)	600	(15)	935

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(273)	259	(595)	(14)	(918)

Foreign exchange products	(9)	11	(14)	2	(32)

Total	(282)	270	(609)	(12)	(950)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(25)	(2)	(9)	(27)	(15)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	3	(3)	0	0	7

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	14	17	0	31	0

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	4	0	8

Foreign exchange products	955	45	513	1,000	492

Total	955	45	517	1,000	500

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	1	(3)	0	(2)	3

Total	1	(3)	0	(2)	3

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q11 (CHF billion)

Current net exposure	11.7	1.9	0.6	14.2

Collateral posted	11.6	1.9	–	13.5

Additional collateral required in a one-notch downgrade event	0.1	1.6	0.2	1.9

Additional collateral required in a two-notch downgrade event	0.3	2.9	0.5	3.7

4Q10 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit protection sold/purchased

end of 2Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF million)

Investment grade [2]	(434,006)	414,518		(19,488)	46,451	2,314

Non-investment grade	(181,148)	158,947		(22,201)	13,928	(3,309)

Total single-name instruments	(615,154)	573,465		(41,689)	60,379	(995)

of which sovereigns	(113,653)	112,392		(1,261)	9,283	(2,163)

of which non-sovereigns	(501,501)	461,073		(40,428)	51,096	1,168

Multi-name instruments (CHF million)

Investment grade [2]	(272,100)	248,715		(23,385)	21,159	(3,942)

Non-investment grade	(65,009)	61,995		(3,014)	16,342	(1,270)

Total multi-name instruments	(337,109)	310,710		(26,399)	37,501	(5,212)

of which sovereigns	(21,952)	20,941		(1,011)	696	(854)

of which non-sovereigns	(315,157)	289,769		(25,388)	36,805	(4,358)

end of 4Q10

Single-name instruments (CHF million)

Investment grade [2]	(467,460)	450,139	(17,321)	49,008	975

Non-investment grade	(195,340)	169,173	(26,167)	17,161	(2,208)

Total single-name instruments	(662,800)	619,312	(43,488)	66,169	(1,233)

of which sovereigns	(115,191)	113,546	(1,645)	10,305	(2,390)

of which non-sovereigns	(547,609)	505,766	(41,843)	55,864	1,157

Multi-name instruments (CHF million)

Investment grade [2]	(238,372)	215,052	(23,320)	14,480	(4,765)

Non-investment grade	(60,283)	55,884	(4,399)	16,112	(1,088)

Total multi-name instruments	(298,655)	270,936	(27,719)	30,592	(5,853)

of which sovereigns	(15,425)	14,589	(836)	643	(636)

of which non-sovereigns	(283,230)	256,347	(26,883)	29,949	(5,217)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q11 (CHF million)

Single-name instruments	96,525	423,201	95,428	615,154

Multi-name instruments	25,647	265,068	46,394	337,109

Total	122,172	688,269	141,822	952,263

4Q10 (CHF million)

Single-name instruments	90,718	468,223	103,859	662,800

Multi-name instruments	27,257	227,007	44,391	298,655

Total	117,975	695,230	148,250	961,455

Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2011
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q11 (CHF million)

Credit guarantees and similar instruments	1,791	3,702	5,493	5,101		452	2,381

Performance guarantees and similar instruments	6,117	4,845	10,962	9,731		67	4,293

Securities lending indemnifications	17,044	0	17,044	17,044		0	17,044

Derivatives [2]	27,524	24,745	52,269	52,269		2,151	–	[3]

Other guarantees	3,871	987	4,858	4,810		6	2,157

Total guarantees	56,347	34,279	90,626	88,955		2,676	25,875

4Q10 (CHF million)

Credit guarantees and similar instruments	3,413	3,995	7,408	6,922		512	4,357

Performance guarantees and similar instruments	8,076	4,030	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	29,839	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	1,109	5,458	5,387		8	2,622

Total guarantees	69,896	38,973	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	21.8

Non-agency securitizations	128.5	[2]

Total	158.5

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of the end of 2Q11 was USD 33.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q11 is attributable to borrower payments of USD 80.8 billion and losses of USD 14.3 billion due to loan defaults.

Residential mortgage loans sold - repurchase claims and provisions

Residential mortgage loans sold – repurchase claims and provisions
end of	2Q11		4Q10

Outstanding repurchase claims (USD million)

Government-sponsored enterprises	60		39

Private investors [1]	487		434

Non-agency securitizations	1,084	[2]	–

Total	1,631		473

Provisions related to repurchase claims (USD million)

Total provisions [3]	48		29

1 Primarily banks. 2 At the end of 2Q11 we received repurchase claims of USD 1,084 million related to certain insured non-agency securitizations, and the Group is in the process of evaluating those claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold

in	2Q11	1Q11	2Q10	6M11	6M10

Losses from repurchase of residential mortgage loans (USD million)

Net losses [1]	0	3	5	3	11

1 Primarily related to government-sponsored enterprises.

Other commitments

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q11 (CHF million)

Irrevocable commitments under documentary credits	4,802	46	4,848		4,561		2,091

Loan commitments	157,428	53,395	210,823	[2]	206,522		136,805

Forward reverse repurchase agreements	45,976	0	45,976		45,976		45,976

Other commitments	1,954	1,993	3,947		3,947		68

Total other commitments	210,160	55,434	265,594		261,006		184,940

4Q10 (CHF million)

Irrevocable commitments under documentary credits	4,500	51	4,551		4,162		1,883

Loan commitments	153,759	55,794	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	51,968		51,968		51,968

Other commitments	1,375	2,485	3,860		3,860		55

Total other commitments	211,602	58,330	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 135,985 million and CHF 136,533 million of unused credit limits which were revocable at our sole discretion upon notice to the client at the end of 2Q11 and 4Q10, respectively.

Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2011
Transfers of financial assets and variable interest entities
Securitizations

in	6M11	6M10

Gains and cash flows (CHF million)

CMBS
Net gain [1]	0	13

Proceeds from transfer of assets	0	523

Cash received on interests that continue to be held	34	83

RMBS
Net gain [1]	36	109

Proceeds from transfer of assets	19,542	19,373

Servicing fees	2	3

Cash received on interests that continue to be held	220	225

ABS [2]
Cash received on interests that continue to be held	3	4

CDO
Net gain/(loss) [1]	17	(6)

Proceeds from transfer of assets	482	2,284

Purchases of previously transferred financial assets or its underlying collateral [3]	(157)	(1,258)

Cash received on interests that continue to be held	7	112

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Primarily home equity loans. 3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities

in	6M11	6M10

Gains and cash flows (CHF million)

Net gain/(loss) [1]	(6)	17

Proceeds from transfer of assets [2]	109	260

Purchases of previously transferred financial assets or its underlying collateral	(28)	(527)

Servicing fees	1	0

Cash received on interests that continue to be held	368	712

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q11		4Q10

CHF million

CMBS
Principal amount outstanding	37,789	[1]	45,129	[1]

Total assets of SPE	55,789		65,667

RMBS
Principal amount outstanding	85,297	[1]	79,077	[1]

Total assets of SPE	89,415		85,556

ABS
Principal amount outstanding	3,479		4,171

Total assets of SPE	3,479		4,171

CDO
Principal amount outstanding	24,868		29,275	[1]

Total assets of SPE	24,868		29,279

Other asset-backed financing activities
Principal amount outstanding	8,858		10,770

Total assets of SPE	8,858		10,770

1 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	RMBS

CHF million, except where indicated

Fair value of beneficial interests	2,538

of which level 2	2,432

of which level 3	106

Weighted-average life, in years	5.8

Prepayment speed assumption (rate per annum), in % [1]	9.0-23.5

Cash flow discount rate (rate per annum), in % [2]	0.5-71.2

Expected credit losses (rate per annum), in %	0.0-71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2Q11	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	309		3,575	19	263		1,854

of which non-investment grade	173		1,129	19	28		1,822

Weighted-average life, in years	4.0		5.9	8.6	1.5		2.1

Prepayment speed assumption (rate per annum), in % [3]	–		0.3-31.3	0.8-3.6	–		–

Impact on fair value from 10% adverse change	–		(44.0)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(87.6)	(0.1)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.0-44.0		1.4-52.0	8.0-26.0	2.0-49.0		0.7-10.0

Impact on fair value from 10% adverse change	(5.7)		(91.4)	(0.5)	(1.7)		(3.2)

Impact on fair value from 20% adverse change	(10.9)		(169.6)	(0.8)	(3.4)		(6.3)

Expected credit losses (rate per annum), in %	1.0-44.0		0.0-49.0	5.0-23.0	0.7-49.0		8.0-12.6

Impact on fair value from 10% adverse change	(4.4)		(64.2)	(0.4)	(1.0)		(3.3)

Impact on fair value from 20% adverse change	(8.5)		(117.4)	(0.7)	(2.1)		(6.6)

end of 4Q10	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q11	4Q10

CHF million

CMBS
Other assets	625	602

Liability to SPE, included in Other liabilities	(625)	(602)

RMBS
Other assets	0	58

Liability to SPE, included in Other liabilities	0	(58)

ABS
Trading assets	79	19

Other assets	1,534	1,341

Liability to SPE, included in Other liabilities	(1,613)	(1,360)

CDO
Trading assets	47	203

Other assets	194	171

Liability to SPE, included in Other liabilities	(241)	(374)

Other asset-backed financing activities
Trading assets	1,418	1,381

Other assets	26	29

Liability to SPE, included in Other liabilities	(1,444)	(1,410)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,171	37	57	79	123	24	1,491

Trading assets	1,857	979	23	3,070	474	1,076	7,479

Investment securities	0	45	0	0	0	0	45

Other investments	0	0	0	7	1,589	447	2,043

Net loans	0	2,939	0	0	51	1,046	4,036

Premises and equipment	0	0	0	0	38	53	91

Loans held-for-sale	6,832	0	6,794	0	5	0	13,631

Other assets	42	1,154	1	25	1,813	98	3,133

Total assets of consolidated VIEs	9,902	5,154	6,875	3,181	4,093	2,744	31,949

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	433	433

Trading liabilities	27	0	0	131	0	7	165

Short-term borrowings	0	4,121	0	5	0	0	4,126

Long-term debt	9,082	25	7,857	479	216	525	18,184

Other liabilities	58	0	61	2	225	474	820

Total liabilities of consolidated VIEs	9,167	4,146	7,918	617	441	1,439	23,728

			Financial intermediation

end of 4Q10	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Non-consolidated VIEs

		Financial intermediation

end of 2Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	4,518	2,038	895	2,208	9,759

Net loans	0	142	1,619	4,815	2,919	9,495

Other assets	0	0	40	0	55	95

Total variable interest assets	100	4,660	3,697	5,710	5,182	19,349

Maximum exposure to loss (CHF million)

Maximum exposure to loss	492	7,834	3,833	6,293	5,561	24,013

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	11,358	99,872	61,779	22,630	16,609	212,248

		Financial intermediation

end of 4Q10	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2011
Financial instruments
Assets and liabilities measured at fair value on a recurring basis

end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	336	0	0		336

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	116,274	1,066	0		117,340

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Securities received as collateral	28,255	3,802	0	0		32,057

Debt	80,644	65,032	9,382	0		155,058

of which foreign governments	61,777	10,320	312	0		72,409

of which corporates	544	36,607	3,836	0		40,987

of which RMBS	17,847	8,869	2,597	0		29,313

of which CMBS	0	3,245	1,440	0		4,685

of which CDO	0	5,933	699	0		6,632

Equity	77,370	11,093	614	0		89,077

Derivatives	9,071	566,241	8,028	(543,027)		40,313

of which interest rate products	1,417	403,999	1,514	–		–

of which foreign exchange products	1	78,851	1,084	–		–

of which equity/index-related products	6,096	26,728	2,293	–		–

of which credit derivatives	0	41,945	2,390	–		–

Other	7,185	8,971	2,022	0		18,178

Trading assets	174,270	651,337	20,046	(543,027)		302,626

Debt	3,934	1,268	108	0		5,310

of which foreign governments	3,666	63	17	0		3,746

of which corporates	0	820	46	0		866

of which CDO	0	384	45	0		429

Equity	10	84	0	0		94

Investment securities	3,944	1,352	108	0		5,404

Private equity	0	0	4,282	0		4,282

of which equity funds	0	0	3,237	0		3,237

Hedge funds	0	294	222	0		516

of which debt funds	0	143	144	0		287

Other equity investments	709	67	3,894	0		4,670

of which private	0	18	3,887	0		3,905

Life finance instruments	0	0	1,679	0		1,679

Other investments	709	361	10,077	0		11,147

Loans	0	13,388	5,803	0		19,191

of which commercial and industrial loans	0	6,805	3,349	0		10,154

of which financial institutions	0	5,860	2,447	0		8,307

Other intangible assets (mortgage servicing rights)	0	0	50	0		50

Other assets	5,978	24,299	7,747	(137)		37,887

of which loans held-for-sale	0	15,155	7,275	0		22,430

Total assets at fair value	213,156	811,149	44,897	(543,164)		526,038

Less other investments - equity at fair value attributable to noncontrolling interests	(611)	(118)	(5,047)	0		(5,776)

Less assets consolidated under ASU 2009-17 [2]	0	(11,675)	(5,214)	0		(16,889)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545	799,356	34,636	(543,164)		503,373

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,477	0	0		3,477

Customer deposits	0	3,675	0	0		3,675

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	109,282	0	0		109,282

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Obligations to return securities received as collateral	28,255	3,802	0	0		32,057

Debt	38,600	12,505	16	0		51,121

of which foreign governments	38,066	1,102	1	0		39,169

of which corporates	0	10,421	15	0		10,436

Equity	22,197	748	8	0		22,953

Derivatives	8,449	574,117	8,468	(544,656)		46,378

of which interest rate products	1,224	399,882	991	–		–

of which foreign exchange products	1	89,321	2,965	–		–

of which equity/index-related products	5,611	30,255	2,756	–		–

of which credit derivatives	0	40,600	1,250	–		–

Trading liabilities	69,246	587,370	8,492	(544,656)		120,452

Short-term borrowings	0	3,823	223	0		4,046

Long-term debt	427	63,785	12,632	0		76,844

of which treasury debt over two years	0	16,860	0	0		16,860

of which structured notes over two years	0	20,496	7,994	0		28,490

of which non-recourse liabilities	427	13,023	4,204	0		17,654

Other liabilities	0	26,313	3,705	(341)		29,677

of which failed sales	0	3,723	2,085	0		5,808

Total liabilities at fair value	97,928	801,527	25,052	(544,997)		379,510

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligations to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/liabilities at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which non-recourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M11				6M10

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	163	826	989	[1]	2,229	161	2,390	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,139)	801	(1,338)		1,897	50	1,947

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2Q11	4Q10

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	0.6

of which level 2	0.0	0.1

of which level 3	0.6	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q11			4Q10

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	82	168	(86)	105	187	(82)

Non-interest-earning loans	479	2,595	(2,116)	653	2,087	(1,434)

Financial instruments (CHF million)

Interest-bearing deposits with banks	336	337	(1)	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,831	509	136,906	135,939	967

Loans	19,191	19,345	(154)	18,552	18,677	(125)

Other assets [1]	23,661	33,844	(10,183)	25,078	36,195	(11,117)

Due to banks and customer deposits	(720)	(732)	12	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)	(109,202)	(80)	(123,697)	(123,562)	(135)

Short-term borrowings	(4,046)	(4,017)	(29)	(3,308)	(3,262)	(46)

Long-term debt	(76,844)	(82,539)	5,695	(83,692)	(90,271)	6,579

Other liabilities	(5,808)	(6,674)	866	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	6M11		6M10

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		10	[1]

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	713	[1]	998	[1]

Other trading assets	(5)	[2]	68	[2]

Other investments	88	[2]	(176)	[3]

of which related to credit risk	(2)		(18)

Loans	1,012	[2]	(513)	[2]

of which related to credit risk	134		453

Other assets	2,110	[2]	1,755	[1]

of which related to credit risk	269		(50)

Due to banks and customer deposits	(12)	[1]	(12)	[2]

of which related to credit risk	8		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(81)	[1]	30	[2]

Short-term borrowings	(141)	[2]	109	[2]

Long-term debt	(4,223)	[2]	1,954	[2]

of which related to credit risk [4]	(301)		1,086

Other liabilities	(738)	[2]	46	[3]

of which related to credit risk	(260)		(34)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (255) million and CHF 961 million in 6M11 and 6M10, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	46		9		55	0

Equity funds	26		5,640	[1]	5,666	0

Equity funds sold short	0		(156)		(156)	0

Total funds held in trading assets and liabilities	72		5,493		5,565	0

Debt funds	38		249		287	195

Equity funds	5		89		94	0

Others	7		128		135	0

Hedge funds	50		466	[2]	516	195

Debt funds	11		0		11	17

Equity funds	3,234		0		3,234	850

Real estate funds	283		0		283	199

Others	754		0		754	212

Private equities	4,282		0		4,282	1,278

Equity method investments	367		0		367	0

Total funds held in other investments	4,699		466		5,165	1,473

Total fair value	4,771	[3]	5,959	[4]	10,730	1,473	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 30 days and 17% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on demand with a notice period primarily of less than 30 days and 15% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,218 million attributable to noncontrolling interests. 4 Includes CHF 83 million attributable to noncontrolling interests. 5 Includes CHF 521 million attributable to noncontrolling interests.

end of 4Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2Q11		4Q10

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	200,091	220,443	220,443

Securities received as collateral	32,057	32,057	42,147	42,147

Trading assets	302,626	302,626	324,704	324,704

Investment securities	5,550	5,550	8,397	8,397

Loans	220,030	222,969	218,842	221,937

Other financial assets [1]	191,961	192,003	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	328,442	328,439	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	142,245	168,394	168,394

Obligation to return securities received as collateral	32,057	32,057	42,147	42,147

Trading liabilities	120,452	120,452	133,997	133,997

Short-term borrowings	20,373	20,373	21,683	21,683

Long-term debt	164,159	163,643	173,752	172,698

Other financial liabilities [2]	128,535	128,535	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	6 Months Ended
Jun. 30, 2011
Assets pledged or assigned
Assets pledged or assigned

end of	2Q11	4Q10

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	153,308	169,702

of which assets provided with the right to sell or repledge	106,454	112,246

Fair value of collateral received with the right to sell or repledge	345,270	356,970

of which sold or repledged	281,012	307,894

Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2011
Subsidiary guarantee information
Condensed consolidating statements of operations

in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,053		6,893	41	148		7,082

Interest expense	(1,212)	(4,459)		(5,671)	(39)	5		(5,705)

Net interest income	628	594		1,222	2	153		1,377

Commissions and fees	937	2,274		3,211	3	249		3,463

Trading revenues	(433)	1,498		1,065	0	51		1,116

Other revenues	761	76		837	749	(650)		936

Net revenues	1,893	4,442		6,335	754	(197)		6,892

Provision for credit losses	0	(2)		(2)	0	15		13

Compensation and benefits	879	2,091		2,970	24	102		3,096

General and administrative expenses	414	1,200		1,614	(38)	76		1,652

Commission expenses	60	393		453	1	37		491

Total other operating expenses	474	1,593		2,067	(37)	113		2,143

Total operating expenses	1,353	3,684		5,037	(13)	215		5,239

Income/(loss) from continuing operations before taxes	540	760		1,300	767	(427)		1,640

Income tax expense	(17)	238		221	(1)	51		271

Income/(loss) from continuing operations	557	522		1,079	768	(478)		1,369

Net income/(loss)	557	522		1,079	768	(478)		1,369

Net income/(loss) attributable to noncontrolling interests	577	27		604	0	(3)		601

Net income/(loss) attributable to shareholders	(20)	495		475	768	(475)		768

of which from continuing operations	(20)	495		475	768	(475)		768

1 Includes eliminations and consolidation adjustments.

in 2Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,288	5,591		7,879	59	121		8,059

Interest expense	(1,453)	(5,357)		(6,810)	(57)	10		(6,857)

Net interest income	835	234		1,069	2	131		1,202

Commissions and fees	1,176	2,168		3,344	3	239		3,586

Trading revenues	(120)	3,674		3,554	0	74		3,628

Other revenues	184	(48)		136	1,555	(1,568)		123

Net revenues	2,075	6,028		8,103	1,560	(1,124)		8,539

Provision for credit losses	1	18		19	0	1		20

Compensation and benefits	1,064	2,804		3,868	26	86		3,980

General and administrative expenses	650	1,386		2,036	(65)	90		2,061

Commission expenses	82	444		526	1	42		569

Total other operating expenses	732	1,830		2,562	(64)	132		2,630

Total operating expenses	1,796	4,634		6,430	(38)	218		6,610

Income/(loss) from continuing operations before taxes	278	1,376		1,654	1,598	(1,343)		1,909

Income tax expense	103	(18)		85	5	97		187

Income/(loss) from continuing operations	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss)	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss) attributable to noncontrolling interests	33	81		114	0	15		129

Net income/(loss) attributable to shareholders	142	1,313		1,455	1,593	(1,455)		1,593

of which from continuing operations	142	1,313		1,455	1,593	(1,455)		1,593

1 Includes eliminations and consolidation adjustments.

in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,293		12,151	85	298		12,534

Interest expense	(2,476)	(6,856)		(9,332)	(81)	9		(9,404)

Net interest income	1,382	1,437		2,819	4	307		3,130

Commissions and fees	2,043	4,566		6,609	5	520		7,134

Trading revenues	320	2,790		3,110	0	17		3,127

Other revenues	1,247	323		1,570	1,872	(1,785)		1,657

Net revenues	4,992	9,116		14,108	1,881	(941)		15,048

Provision for credit losses	1	(22)		(21)	0	27		6

Compensation and benefits	2,065	4,817		6,882	49	194		7,125

General and administrative expenses	857	2,359		3,216	(80)	148		3,284

Commission expenses	132	813		945	1	81		1,027

Total other operating expenses	989	3,172		4,161	(79)	229		4,311

Total operating expenses	3,054	7,989		11,043	(30)	423		11,436

Income/(loss) from continuing operations before taxes	1,937	1,149		3,086	1,911	(1,391)		3,606

Income tax expense	335	335		670	4	62		736

Income/(loss) from continuing operations	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss)	1,602	814		2,416	1,907	(1,453)		2,870

Net income/(loss) attributable to noncontrolling interests	947	52		999	0	(36)		963

Net income/(loss) attributable to shareholders	655	762		1,417	1,907	(1,417)		1,907

of which from continuing operations	655	762		1,417	1,907	(1,417)		1,907

1 Includes eliminations and consolidation adjustments.

in 6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,592	8,917		13,509	117	239		13,865

Interest expense	(2,758)	(7,857)		(10,615)	(114)	13		(10,716)

Net interest income	1,834	1,060		2,894	3	252		3,149

Commissions and fees	2,156	4,346		6,502	5	486		6,993

Trading revenues	512	6,429		6,941	0	139		7,080

Other revenues	311	(14)		297	3,557	(3,524)		330

Net revenues	4,813	11,821		16,634	3,565	(2,647)		17,552

Provision for credit losses	10	(51)		(41)	0	11		(30)

Compensation and benefits	2,260	5,404		7,664	47	162		7,873

General and administrative expenses	1,087	2,625		3,712	(137)	161		3,736

Commission expenses	160	846		1,006	1	82		1,089

Total other operating expenses	1,247	3,471		4,718	(136)	243		4,825

Total operating expenses	3,507	8,875		12,382	(89)	405		12,698

Income/(loss) from continuing operations before taxes	1,296	2,997		4,293	3,654	(3,063)		4,884

Income tax expense/(benefit)	476	405		881	6	139		1,026

Income/(loss) from continuing operations	820	2,592		3,412	3,648	(3,202)		3,858

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	820	2,573		3,393	3,648	(3,202)		3,839

Net income/(loss) attributable to noncontrolling interests	86	127		213	0	(22)		191

Net income/(loss) attributable to shareholders	734	2,446		3,180	3,648	(3,180)		3,648

of which from continuing operations	734	2,465		3,199	3,648	(3,180)		3,667

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,790	62,770		68,560	16	(503)		68,073

Interest-bearing deposits with banks	77	4,715		4,792	0	(2,852)		1,940

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,129	77,839		198,968	0	1,123		200,091

Securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading assets	93,586	204,945		298,531	0	4,095		302,626

Investment securities	0	4,024		4,024	0	1,526		5,550

Other investments	8,594	5,075		13,669	32,004	(31,587)		14,086

Net loans	26,047	174,283		200,330	6,534	13,166		220,030

Premises and equipment	937	5,223		6,160	0	491		6,651

Goodwill	535	6,238		6,773	0	1,135		7,908

Other intangible assets	90	184		274	0	7		281

Brokerage receivables	16,016	24,675		40,691	0	154		40,845

Other assets	17,456	59,001		76,457	198	130		76,785

Total assets	327,205	624,025		951,230	38,752	(13,059)		976,923

Liabilities and equity (CHF million)

Due to banks	93	50,708		50,801	5,514	(14,328)		41,987

Customer deposits	0	262,809		262,809	0	23,646		286,455

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	115,395	26,850		142,245	0	0		142,245

Obligation to return securities received as collateral	36,948	(4,947)		32,001	0	56		32,057

Trading liabilities	26,326	93,350		119,676	0	776		120,452

Short-term borrowings	23,495	(5,048)		18,447	0	1,926		20,373

Long-term debt	44,687	116,157		160,844	1,908	1,407		164,159

Brokerage payables	46,520	20,923		67,443	0	(128)		67,315

Other liabilities	10,390	50,323		60,713	114	746		61,573

Total liabilities	303,854	611,125		914,979	7,536	14,101		936,616

Total shareholders' equity	17,300	8,696		25,996	31,216	(25,996)		31,216

Noncontrolling interests	6,051	4,204		10,255	0	(1,164)		9,091

Total equity	23,351	12,900		36,251	31,216	(27,160)		40,307

Total liabilities and equity	327,205	624,025		951,230	38,752	(13,059)		976,923

1 Includes eliminations and consolidation adjustments.

end of 4Q10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(4,816)		127	2,964	(2,583)		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(561)		(562)	0	77		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	4,764		2,320	0	(1,388)		932

Purchase of investment securities	0	(79)		(79)	0	(1,093)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0	0		2,096

Maturities of investment securities	0	84		84	0	1,288		1,372

Investments in subsidiaries and other investments	708	(1,498)		(790)	(2,490)	2,410		(870)

Proceeds from sale of other investments	428	2,019		2,447	0	69		2,516

(Increase)/decrease in loans	2,192	(6,210)		(4,018)	74	(1,692)		(5,636)

Proceeds from sales of loans	0	230		230	0	0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(522)		(704)	0	(14)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	9	49		58	0	89		147

Net cash provided by/(used in) investing activities of continuing operations	710	375		1,085	(2,416)	(254)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	14,941		14,925	(656)	1,434		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,928		419	0	(6)		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0	0		(10,240)

Issuances of long-term debt	2,718	19,774		22,492	5	1,105		23,602

Repayments of long-term debt	(2,649)	(15,767)		(18,416)	0	(556)		(18,972)

Issuances of common shares	0	0		0	666	0		666

Sale of treasury shares	0	614		614	417	6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)	(6,999)		(7,672)

Dividends paid/capital repayments	0	(142)		(142)	(1,560)	(103)		(1,805)

Other, net	60	(358)		(298)	632	337		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	13,123		8,742	(557)	1,927		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(5,835)		(6,450)	7	(11)		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0	0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,872		3,529	(2)	(921)		2,606

Cash and due from banks at beginning of period	5,133	59,898		65,031	18	418		65,467

Cash and due from banks at end of period	5,790	62,770		68,560	16	(503)		68,073

1 Includes eliminations and consolidation adjustments.

6M10	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	40,062	(3,637)		36,425	3,859	(3,469)		36,815

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(589)	(1,013)		(1,602)	0	865		(737)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	(29,619)		(30,695)	0	494		(30,201)

Purchase of investment securities	0	(32)		(32)	0	(1,134)		(1,166)

Proceeds from sale of investment securities	0	680		680	0	0		680

Maturities of investment securities	0	590		590	29	1,122		1,741

Investments in subsidiaries and other investments	(94)	(269)		(363)	(408)	311		(460)

Proceeds from sale of other investments	423	513		936	0	118		1,054

(Increase)/decrease in loans	764	3,585		4,349	458	(3,521)		1,286

Proceeds from sales of loans	0	478		478	0	0		478

Capital expenditures for premises and equipment and other intangible assets	(283)	(474)		(757)	0	(7)		(764)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	34	123		157	0	27		184

Net cash provided by/(used in) investing activities of continuing operations	(821)	(25,435)		(26,256)	79	(1,725)		(27,902)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	74	7,852		7,926	(2,239)	2,071		7,758

Increase/(decrease) in short-term borrowings	(8,036)	16,653		8,617	0	388		9,005

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	33,454		3,384	0	(99)		3,285

Issuances of long-term debt	191	28,962		29,153	6	1,464		30,623

Repayments of long-term debt	(1,849)	(24,981)		(26,830)	(483)	(924)		(28,237)

Issuances of common shares	0	0		0	29	0		29

Sale of treasury shares	0	1,528		1,528	21	13,350		14,899

Repurchase of treasury shares	0	(1,281)		(1,281)	(1,316)	(13,835)		(16,432)

Dividends paid/capital repayments	0	(3,159)		(3,159)	(2,378)	2,883		(2,654)

Other, net	140	(3,254)		(3,114)	2,419	23		(672)

Net cash provided by/(used in) financing activities of continuing operations	(39,550)	55,774		16,224	(3,941)	5,321		17,604

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	96	(847)		(751)	2	(3)		(752)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	(98)		(98)	0	0		(98)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(213)	25,757		25,544	(1)	124		25,667

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	1,776	76,303		78,079	10	(565)		77,524

1 Includes eliminations and consolidation adjustments.

Business developments and subsequent events (Details) (Levy on UK operations on large banks, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jul. 31, 2011
Subsequent events
UK levy rate for short-term liabilities (in basis points)		0.08%
UK levy rate for long-term equity and liabilities (in basis points)		0.04%
Estimated expense from UK levy	125
Subsequent events
UK levy rate for short-term liabilities (in basis points)		0.08%
UK levy rate for long-term equity and liabilities (in basis points)		0.04%
Estimated expense from UK levy	125

Discontinued operations (Details) (CHF) In Millions	3 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management	Jun. 30, 2010 Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale						114
Loss recognized from discontinued operations	0	0	0	0	19	19	19

Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment information
Number of segments				3
Segment Reporting Information
Net revenues	6,892	8,156	8,539	15,048	17,552
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
QoQ Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(3.00%)
Income from continuing operations before taxes, % Change (as a percent)	(1.00%)
YoY Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(6.00%)			(3.00%)
Income from continuing operations before taxes, % Change (as a percent)	(4.00%)			(4.00%)
Private Banking
Segment Reporting Information
Net revenues	2,797	2,896	2,991	5,693	5,891
Income from continuing operations before taxes	843	855	874	1,698	1,766
QoQ Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(43.00%)
Income from continuing operations before taxes, % Change (as a percent)	(83.00%)
YoY Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(31.00%)			(17.00%)
Income from continuing operations before taxes, % Change (as a percent)	(71.00%)			(39.00%)
Investment Banking
Segment Reporting Information
Net revenues	2,822	4,929	4,099	7,751	9,315
Income from continuing operations before taxes	231	1,343	784	1,574	2,578
QoQ Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (as a percent)	6.00%
Income from continuing operations before taxes, % Change (as a percent)	17.00%
YoY Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (as a percent)	25.00%			8.00%
Income from continuing operations before taxes, % Change (as a percent)				99.00%
Asset Management
Segment Reporting Information
Net revenues	629	591	502	1,220	1,133
Income from continuing operations before taxes	202	172	22	374	188
QoQ Percent Change | Corporate Center
Segment Reporting Information
Income from continuing operations before taxes, % Change (as a percent)	(74.00%)
YoY Percent Change | Corporate Center
Segment Reporting Information
Net revenues, % Change (as a percent)	(91.00%)
Corporate Center
Segment Reporting Information
Net revenues	78	(603)	828	(525)	1,042
Income from continuing operations before taxes	(190)	(745)	126	(935)	208
QoQ Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues, % Change (as a percent)	65.00%
Income from continuing operations before taxes, % Change (as a percent)	62.00%
YoY Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues, % Change (as a percent)	376.00%			432.00%
Income from continuing operations before taxes, % Change (as a percent)	438.00%
Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues	566	343	119	909	171
Income from continuing operations before taxes	554	341	103	895	144
QoQ Percent Change
Segment Reporting Information
Net revenues, % Change (as a percent)	(15.00%)
Income from continuing operations before taxes, % Change (as a percent)	(17.00%)
YoY Percent Change
Segment Reporting Information
Net revenues, % Change (as a percent)	(19.00%)			(14.00%)
Income from continuing operations before taxes, % Change (as a percent)	(14.00%)			(26.00%)

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change Private Banking	Jun. 30, 2011 YoY Percent Change Private Banking	Jun. 30, 2011 Ytd Percent Change Private Banking	Jun. 30, 2011 Private Banking	Mar. 31, 2011 Private Banking	Dec. 31, 2010 Private Banking	Jun. 30, 2010 Private Banking	Jun. 30, 2011 QoQ Percent Change Investment Banking	Jun. 30, 2011 YoY Percent Change Investment Banking	Jun. 30, 2011 Ytd Percent Change Investment Banking	Jun. 30, 2011 Investment Banking	Mar. 31, 2011 Investment Banking	Dec. 31, 2010 Investment Banking	Jun. 30, 2010 Investment Banking	Jun. 30, 2011 QoQ Percent Change Asset Management	Jun. 30, 2011 YoY Percent Change Asset Management	Jun. 30, 2011 Ytd Percent Change Asset Management	Jun. 30, 2011 Asset Management	Mar. 31, 2011 Asset Management	Dec. 31, 2010 Asset Management	Jun. 30, 2010 Asset Management	Jun. 30, 2011 QoQ Percent Change Corporate Center	Jun. 30, 2011 YoY Percent Change Corporate Center	Jun. 30, 2011 Ytd Percent Change Corporate Center	Jun. 30, 2011 Corporate Center	Mar. 31, 2011 Corporate Center	Dec. 31, 2010 Corporate Center	Jun. 30, 2010 Corporate Center	Jun. 30, 2011 QoQ Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 YoY Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 Ytd Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 Noncontrolling interests without significant economic interest	Mar. 31, 2011 Noncontrolling interests without significant economic interest	Dec. 31, 2010 Noncontrolling interests without significant economic interest	Jun. 30, 2010 Noncontrolling interests without significant economic interest	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 YoY Percent Change	Jun. 30, 2011 Ytd Percent Change
Segment Reporting Information
Total assets	976,923	1,016,468	1,032,005	1,137,948				335,098	341,581	337,496	351,009				741,067	779,218	803,613	905,208				27,813	28,275	27,986	28,519				(133,347)	(138,996)	(143,945)	(156,232)				6,292	6,390	6,855	9,444
Total assets, % Change (as a percent)					(2.00%)	(5.00%)	(1.00%)					(5.00%)	(18.00%)	(8.00%)					(2.00%)	(2.00%)	(1.00%)					(4.00%)	(15.00%)	(7.00%)					(2.00%)	(33.00%)	(8.00%)					(4.00%)	(14.00%)	(5.00%)

Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net interest income (CHF million)
Loans	1,253	1,222	1,371	2,475	2,717
Investment securities	23	31	22	54	49
Trading assets	4,159	2,677	5,085	6,836	8,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	870	707	656	1,577	1,208
Other	777	815	925	1,592	1,852
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Deposits	(427)	(404)	(398)	(831)	(766)
Short-term borrowings	(14)	(18)	(17)	(32)	(32)
Trading liabilities	(3,264)	(1,376)	(4,305)	(4,640)	(5,745)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(343)	(365)	(848)	(716)
Long-term debt	(1,422)	(1,470)	(1,696)	(2,892)	(3,313)
Other	(73)	(88)	(76)	(161)	(144)
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
QoQ Percent Change
Net interest income (CHF million)
Loans, % Change (as a percent)	3.00%
Investment securities, % change (as a percent)	(26.00%)
Trading assets, % change (as a percent)	55.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (as a percent)	23.00%
Other, % change (as a percent)	(5.00%)
Interest and dividend income, % Change (as a percent)	30.00%
Deposits, % change (as a percent)	6.00%
Short-term borrowings, % change (as a percent)	(22.00%)
Trading liabilities, % change (as a percent)	137.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (as a percent)	47.00%
Long-term debt, % change (as a percent)	(3.00%)
Other, % change (as a percent)	(17.00%)
Interest expense, % Change (as a percent)	54.00%
Net interest income, % Change (as a percent)	(21.00%)
YoY Percent Change
Net interest income (CHF million)
Loans, % Change (as a percent)	(9.00%)			(9.00%)
Investment securities, % change (as a percent)	5.00%			10.00%
Trading assets, % change (as a percent)	(18.00%)			(15.00%)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (as a percent)	33.00%			31.00%
Other, % change (as a percent)	(16.00%)			(14.00%)
Interest and dividend income, % Change (as a percent)	(12.00%)			(10.00%)
Deposits, % change (as a percent)	7.00%			8.00%
Short-term borrowings, % change (as a percent)	(18.00%)			0.00%
Trading liabilities, % change (as a percent)	(24.00%)			(19.00%)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (as a percent)	38.00%			18.00%
Long-term debt, % change (as a percent)	(16.00%)			(13.00%)
Other, % change (as a percent)	(4.00%)			12.00%
Interest expense, % Change (as a percent)	(17.00%)			(12.00%)
Net interest income, % Change (as a percent)	15.00%			(1.00%)

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Commissions and fees (CHF million)
Commissions and fees	3,463	3,671	3,586	7,134	6,993
QoQ Percent Change | Lending business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	2.00%
YoY Percent Change | Lending business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	7.00%			17.00%
Lending business
Commissions and fees (CHF million)
Commissions and fees	349	342	327	691	593
QoQ Percent Change | Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	0.00%
YoY Percent Change | Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	3.00%			0.00%
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,072	1,070	1,043	2,142	2,141
QoQ Percent Change | Other securities business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	47.00%
YoY Percent Change | Other securities business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	16.00%			(8.00%)
Other securities business
Commissions and fees (CHF million)
Commissions and fees	22	15	19	37	40
QoQ Percent Change | Fiduciary business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	1.00%
YoY Percent Change | Fiduciary business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	3.00%			0.00%
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,094	1,085	1,062	2,179	2,181
QoQ Percent Change | Underwriting
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(9.00%)
YoY Percent Change | Underwriting
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(4.00%)			(2.00%)
Underwriting
Commissions and fees (CHF million)
Commissions and fees	491	542	513	1,033	1,051
QoQ Percent Change | Brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(18.00%)
YoY Percent Change | Brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(10.00%)			3.00%
Brokerage
Commissions and fees (CHF million)
Commissions and fees	989	1,208	1,094	2,197	2,124
QoQ Percent Change | Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(15.00%)
YoY Percent Change | Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(8.00%)			2.00%
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	1,480	1,750	1,607	3,230	3,175
QoQ Percent Change | Other services
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	9.00%
YoY Percent Change | Other services
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(8.00%)			(1.00%)
Other services
Commissions and fees (CHF million)
Commissions and fees	540	494	590	1,034	1,044
QoQ Percent Change
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(6.00%)
YoY Percent Change
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(3.00%)			2.00%

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Trading revenues (CHF million)
Trading revenues	1,116	2,011	3,628	3,127	7,080
QoQ Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	31.00%
YoY Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	164.00%			(26.00%)
Interest rate products
Trading revenues (CHF million)
Trading revenues	1,389	1,063	526	2,452	3,310
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(1,562)	678	1,088	(884)	1,747
QoQ Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	34.00%
YoY Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(60.00%)			(45.00%)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	689	513	1,715	1,202	2,177
YoY Percent Change | Credit products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(31.00%)			365.00%
Credit products
Trading revenues (CHF million)
Trading revenues	317	(475)	462	(158)	(34)
QoQ Percent Change | Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	214.00%
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	232	74	28	306	(38)
QoQ Percent Change | Other products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(68.00%)
Other products
Trading revenues (CHF million)
Trading revenues	51	158	(191)	209	(82)
QoQ Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(45.00%)
YoY Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(69.00%)			(56.00%)

Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other Revenues (CHF Million)
Non-controlling interests without significant economic interest	584	323	143	907	160
Loans held-for-sale	17	18	(1)	35	(72)
Long-lived assets held-for-sale	65	(1)	(69)	64	(92)
Equity method investments	52	6	55	58	121
Other investments	91	249	(142)	340	(86)
Other	127	126	137	253	299
Other revenues	936	721	123	1,657	330
QoQ Percent Change
Other revenues, % Change
Noncontrolling interests without significant economic interest, % Change (as a percent)	81.00%
Loans held-for-sale, % Change (as a percent)	(6.00%)
Other investments, % Change (as a percent)	(63.00%)
Other, % Change (as a percent)	1.00%
Other revenues, % Change (as a percent)	30.00%
YoY Percent Change
Other revenues, % Change
Noncontrolling interests without significant economic interest, % Change (as a percent)	308.00%			467.00%
Equity method investments, % Change (as a percent)	(5.00%)			(52.00%)
Other, % Change (as a percent)	(7.00%)			(15.00%)
Other revenues, % Change (as a percent)				402.00%

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Provision for credit losses (CHF million)
Provision for loan losses	3	12	7	15	(17)
Provision for lending-related and other exposures	10	(19)	13	(9)	(13)
Provision for credit losses	13	(7)	20	6	(30)
QoQ Percent Change
Provision for credit losses (CHF million)
Provision for loan losses, % Change (as a percent)	(75.00%)
YoY Percent Change
Provision for credit losses (CHF million)
Provision for loan losses, % Change (as a percent)	(57.00%)
Provision for lending-related and other exposures, % Change (as a percent)	(23.00%)			(31.00%)
Provision for credit losses, % Change (as a percent)	(35.00%)

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Compensation and benefits (CHF million)
Salaries and variable compensation	2,719	3,503	3,011	6,222	6,469
Social security	207	322	321	529	566
Other	170	204	648	374	838
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
Pension and other post-retirement expense	112	134	124	246	241
UK levy on variable compensation			447		447
Severance and other compensation expense related to headcount reductions in Investment Banking	142			142
QoQ Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (as a percent)	(22.00%)
Social security, % change (as a percent)	(36.00%)
Other, % change (as a percent)	(17.00%)
Compensation and benefits, % Change (as a percent)	(23.00%)
YoY Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (as a percent)	(10.00%)			(4.00%)
Social security, % change (as a percent)	(36.00%)			(7.00%)
Other, % change (as a percent)	(74.00%)			(55.00%)
Compensation and benefits, % Change (as a percent)	(22.00%)			(10.00%)

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
General and Administrative Expenses (CHF million)
Occupancy expenses	269	264	308	533	595
IT, machinery, etc.	333	327	346	660	677
Provisions and losses	42	47	265	89	345
Travel and entertainment	115	104	130	219	242
Professional services	541	485	606	1,026	1,063
Amortization and impairment of other intangible assets	8	7	9	15	18
Other	344	398	397	742	796
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
QoQ Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (as a percent)	2.00%
IT, machinery, etc., % change (as a percent)	2.00%
Provisions and losses, % change (as a percent)	(11.00%)
Travel and entertainment, % change (as a percent)	11.00%
Professional services, % change (as a percent)	12.00%
Amortization and impairment of other intangible assets, % change (as a percent)	14.00%
Other, % change (as a percent)	(14.00%)
General and administrative expenses, % Change (as a percent)	1.00%
YoY Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (as a percent)	(13.00%)			(10.00%)
IT, machinery, etc., % change (as a percent)	(4.00%)			(3.00%)
Provisions and losses, % change (as a percent)	(84.00%)			(74.00%)
Travel and entertainment, % change (as a percent)	(12.00%)			(10.00%)
Professional services, % change (as a percent)	(11.00%)			(3.00%)
Amortization and impairment of other intangible assets, % change (as a percent)	(11.00%)			(17.00%)
Other, % change (as a percent)	(13.00%)			(7.00%)
General and administrative expenses, % Change (as a percent)	(20.00%)			(12.00%)

Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations	768	1,139	1,593	1,907	3,667
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
Preferred securities dividends	(102)		(67)	(102)	(67)
Net income attributable to shareholders for basic earnings per share	666	1,139	1,526	1,805	3,581
Available for common shares	575	1,074	1,392	1,704	3,389
Available for unvested share-based payment awards	91	65	134	101	192
Net income attributable to shareholders for diluted earnings per share	666	1,139	1,526	1,805	3,581
Available for common shares	575	1,074	1,392	1,704	3,390
Available for unvested share-based payment awards	91	65	134	101	191
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,199.3	1,184.4	1,208.1	1,191.8	1,201.2
Dilutive share options and warrants (in shares)	2.9	2.6	5.5	2.7	5.9
Dilutive share awards (in shares)	5.6	1.2	0.4	3.4	0.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,207.8	1,188.2	1,214	1,197.9	1,207.8
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	74.6	72.1	69.8	73.4	65.4
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.48	0.91	1.15	1.43	2.84
Basic earnings per share from discontinued operations (in CHF per share)	0	0	0	0	(0.02)
Basic earnings per share (in CHF per share)	0.48	0.91	1.15	1.43	2.82
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.48	0.9	1.15	1.42	2.83
Diluted earnings per share from discontinued operations (in CHF per share)	0	0	0	0	(0.02)
Diluted earnings per share (in CHF per share)	0.48	0.9	1.15	1.42	2.81
Weighted-average potential dilutive common shares	36.4	44.9	45.1	40.7	45.6
QoQ Percent Change
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations, % Change (as a percent)	(33.00%)
Net income attributable to shareholders, % Change (as a percent)	(33.00%)
Net income attributable to shareholders for basic earnings per share, % change (as a percent)	(42.00%)
Available for common shares, % change (as a percent)	(46.00%)
Available for unvested share-based payment awards, % change (as a percent)	40.00%
Net income attributable to shareholders for diluted earnings per share, % change (as a percent)	(42.00%)
Available for common shares, % change (as a percent)	(46.00%)
Available for unvested share-based payment awards,% change (as a percent)	40.00%
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (as a percent)	1.00%
Dilutive share options and warrants,% change (as a percent)	12.00%
Dilutive share awards, % change (as a percent)	367.00%
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (as a percent)	2.00%
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (as a percent)	3.00%
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Basic earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
YoY Percent Change
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations, % Change (as a percent)	(52.00%)			(48.00%)
Income/(loss) from discontinued operations, net of tax, % Change (as a percent)				100.00%
Net income attributable to shareholders, % Change (as a percent)	(52.00%)			(48.00%)
Preferred securities dividends, % change (as a percent)	52.00%			52.00%
Net income attributable to shareholders for basic earnings per share, % change (as a percent)	(56.00%)			(50.00%)
Available for common shares, % change (as a percent)	(59.00%)			(50.00%)
Available for unvested share-based payment awards, % change (as a percent)	(32.00%)			(47.00%)
Net income attributable to shareholders for diluted earnings per share, % change (as a percent)	(56.00%)			(50.00%)
Available for common shares, % change (as a percent)	(59.00%)			(50.00%)
Available for unvested share-based payment awards,% change (as a percent)	(32.00%)			(47.00%)
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (as a percent)	(1.00%)			(1.00%)
Dilutive share options and warrants,% change (as a percent)	(47.00%)			(54.00%)
Dilutive share awards, % change (as a percent)				386.00%
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (as a percent)	(1.00%)			(1.00%)
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (as a percent)	7.00%			12.00%
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)			(50.00%)
Basic earnings per share from discontinued operations (in CHF per share), % Change (as a percent)				100.00%
Basic earnings per share (in CHF per share), % Change (as a percent)	(58.00%)			(49.00%)
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)			(50.00%)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (as a percent)				100.00%
Diluted earnings per share (in CHF per share), % Change (as a percent)	(58.00%)			(49.00%)

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change Debt securities	Jun. 30, 2011 YoY Percent Change Debt securities	Jun. 30, 2011 Ytd Percent Change Debt securities	Jun. 30, 2011 Debt securities	Mar. 31, 2011 Debt securities	Dec. 31, 2010 Debt securities	Jun. 30, 2010 Debt securities	Jun. 30, 2011 QoQ Percent Change Equity securities	Jun. 30, 2011 YoY Percent Change Equity securities	Jun. 30, 2011 Ytd Percent Change Equity securities	Jun. 30, 2011 Equity securities	Mar. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Jun. 30, 2010 Equity securities	Jun. 30, 2011 QoQ Percent Change Derivative instruments	Jun. 30, 2011 YoY Percent Change Derivative instruments	Jun. 30, 2011 Ytd Percent Change Derivative instruments	Jun. 30, 2011 Derivative instruments	Mar. 31, 2011 Derivative instruments	Dec. 31, 2010 Derivative instruments	Jun. 30, 2010 Derivative instruments	Jun. 30, 2011 QoQ Percent Change Other trading securities	Jun. 30, 2011 YoY Percent Change Other trading securities	Jun. 30, 2011 Ytd Percent Change Other trading securities	Jun. 30, 2011 Other trading securities	Mar. 31, 2011 Other trading securities	Dec. 31, 2010 Other trading securities	Jun. 30, 2010 Other trading securities	Jun. 30, 2011 QoQ Percent Change Short positions	Jun. 30, 2011 YoY Percent Change Short positions	Jun. 30, 2011 Ytd Percent Change Short positions	Jun. 30, 2011 Short positions	Mar. 31, 2011 Short positions	Dec. 31, 2010 Short positions	Jun. 30, 2010 Short positions	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Schedule of Trading Assets and Liabilities
Trading assets	302,626	314,201	324,704	350,093				155,058	152,989	154,555	163,572				89,077	97,037	102,941	92,203				40,313	43,614	47,744	75,786				18,178	20,561	19,464	18,532
Trading assets, at fair value, % Change (as a percent)					1.00%	(5.00%)	0.00%					(8.00%)	(3.00%)	(13.00%)					(8.00%)	(47.00%)	(16.00%)					(12.00%)	(2.00%)	(7.00%)												(4.00%)	(7.00%)	(14.00%)
Trading liabilities	120,452	134,846	133,997	164,437																		46,315	48,153	57,903	80,651											74,137	86,693	76,094	83,786
Trading liabilities, at fair value, % Change (as a percent)																			(4.00%)	(43.00%)	(20.00%)												(14.00%)	(12.00%)	(3.00%)					(11.00%)	(10.00%)	(27.00%)

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	25,333	23,349	28,500	43,030
Receivables netted against derivative positions, % Change (as a percent)					8.00%	(11.00%)	(41.00%)
Receivables not netted	13,739	12,672	14,987	16,195
Receivables not netted, % Change (as a percent)					8.00%	(8.00%)	(15.00%)
Total cash collateral receivables	39,072	36,021	43,487	59,225
Total cash collateral receivables, % Change (as a percent)					8.00%	(10.00%)	(34.00%)
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	27,166	26,972	29,238	37,083
Payables netted against derivative positions, % Change (as a percent)					1.00%	(7.00%)	(27.00%)
Payables not netted	14,562	12,794	14,428	15,918
Payables not netted, % Change (as a percent)					14.00%	1.00%	(9.00%)
Total cash collateral payables	41,728	39,766	43,666	53,001
Total cash collateral payables, % Change (as a percent)					5.00%	(4.00%)	(21.00%)

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 Ytd Percent Change
Investment securities (CHF million)
Debt securities held-to-maturity	146		452
Securities available-for-sale	5,404		7,945
Total investment securities	5,550	6,483	8,397	9,837
Debt securities held-to-maturity, % Change (as a percent)					(68.00%)
Securities available-for-sale, % Change (as a percent)					(32.00%)
Investment securities, % Change (as a percent)					(34.00%)

Investment securities (Details 2) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	146	452
Available-for-sale securities
Amortized cost	5,267	7,661
Gross unrealized gains	142	291
Gross unrealized losses	5	7
Fair value	5,404	7,945
Debt securities
Held-to-maturity securities
Amortized cost	146	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	146	452
Available-for-sale securities
Amortized cost	5,184	7,582
Gross unrealized gains	131	280
Gross unrealized losses	5	7
Fair value	5,310	7,855
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	255	267
Gross unrealized gains	14	15
Gross unrealized losses	0	0
Fair value	269	282
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	146	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	146	452
Available-for-sale securities
Amortized cost	3,662	5,975
Gross unrealized gains	86	233
Gross unrealized losses	2	2
Fair value	3,746	6,206
Corporate debt securities
Available-for-sale securities
Amortized cost	848	969
Gross unrealized gains	19	19
Gross unrealized losses	1	4
Fair value	866	984
Collateralized debt obligations
Available-for-sale securities
Amortized cost	419	371
Gross unrealized gains	12	13
Gross unrealized losses	2	1
Fair value	429	383
Equity securities
Available-for-sale securities
Amortized cost	83	79
Gross unrealized gains	11	11
Gross unrealized losses	0	0
Fair value	94	90
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	68	69
Gross unrealized gains	10	10
Gross unrealized losses	0	0
Fair value	78	79
Industry and all other
Available-for-sale securities
Amortized cost	15	10
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	16	11

Investment securities (Details 3) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	554	240
Gross unrealized losses, less than 12 months	4	4
Fair value, 12 months or more	40	37
Gross unrealized losses, 12 months or more	1	3
Fair value, total	594	277
Gross unrealized losses, total	5	7
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	471	88
Gross unrealized losses, less than 12 months	2	2
Fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	471	88
Gross unrealized losses, total	2	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	29	88
Gross unrealized losses, less than 12 months	0	1
Fair value, 12 months or more	30	37
Gross unrealized losses, 12 months or more	1	3
Fair value, total	59	125
Gross unrealized losses, total	1	4
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	54	64
Gross unrealized losses, less than 12 months	2	1
Fair value, 12 months or more	10	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	64	64
Gross unrealized losses, total	2	1

Investment securities (Details 4) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	2,095	679
Realized gains	40	5
Realized losses	(22)	(11)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	0
Realized gains	0	0
Realized losses	0	0

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	146
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	146
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	146
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	146
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.00%
Total, average yield (as a percent)	0.00%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	960
Due from 1 to 5 years, amortized cost	3,573
Due from 5 to 10 years, amortized cost	525
Due after 10 years, amortized cost	126
Total, amortized cost	5,184
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	962
Due from 1 to 5 years, fair value	3,676
Due from 5 to 10 years, fair value	542
Due after 10 years, fair value	130
Total, fair value	5,310
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.33%
Due from 1 to 5 years, average yield (as a percent)	3.40%
Due from 5 to 10 years, average yield (as a percent)	2.43%
Due after 10 years, average yield (as a percent)	3.99%
Total, average yield (as a percent)	3.12%

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	220,978	223,516	219,891	228,495
of which held at amortized cost	201,787	203,673	201,339	205,276
of which held at fair value	19,191	19,843	18,552	23,219
Net (unearned income)/deferred expenses	(32)	(32)	(32)	(37)
allowance for loan losses	(916)	(974)	(1,017)	(1,253)	(1,269)	(1,395)
Net loans	220,030	222,510	218,842	227,205
Impaired loan portfolio (CHF million)
Non-performing loans	880	943	961	1,099
Non-interest-earning loans	272	312	340	387
Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486
Restructured loans	46	41	52	67
Potential problem loans	446	424	510	426
Total other impaired loans	492	465	562	493
Gross impaired loans	1,644	1,720	1,863	1,979
QoQ Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	4.00%
Ytd Percent Change | Consumer loans
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Consumer loans
Loans (CHF million)
Gross loans	118,123	117,267	114,885	113,633
of which held at amortized cost	118,118	117,261	114,879
allowance for loan losses	(269)	(281)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	424		530
Non-interest-earning loans	71		71
Total non-performing and non-interest-earning loans	495		601
Restructured loans	1		0
Potential problem loans	84		79
Total other impaired loans	85		79
Gross impaired loans	580		680
QoQ Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Ytd Percent Change | Mortgages
Loans (CHF million)
Gross loans, % Change (as a percent)	2.00%
Mortgages
Loans (CHF million)
Gross loans	86,374	85,449	84,625	83,838
of which held at amortized cost	86,374		84,625
Impaired loan portfolio (CHF million)
Non-performing loans	179		208
Non-interest-earning loans	22		22
Total non-performing and non-interest-earning loans	201		230
Restructured loans	1		0
Potential problem loans	60		74
Total other impaired loans	61		74
Gross impaired loans	262		304
QoQ Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	(1.00%)
YoY Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	6.00%
Ytd Percent Change | Loans collateralized by securities
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
Loans collateralized by securities
Loans (CHF million)
Gross loans	25,725	26,076	24,552	24,166
of which held at amortized cost	25,725		24,552
Impaired loan portfolio (CHF million)
Non-performing loans	25		40
Non-interest-earning loans	17		19
Total non-performing and non-interest-earning loans	42		59
Restructured loans	0		0
Potential problem loans	2		1
Total other impaired loans	2		1
Gross impaired loans	44		60
QoQ Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
YoY Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	7.00%
Ytd Percent Change | Consumer finance
Loans (CHF million)
Gross loans, % Change (as a percent)	6.00%
Consumer finance
Loans (CHF million)
Gross loans	6,024	5,742	5,708	5,629
of which held at amortized cost	6,019		5,702
Impaired loan portfolio (CHF million)
Non-performing loans	220		282
Non-interest-earning loans	32		30
Total non-performing and non-interest-earning loans	252		312
Restructured loans	0		0
Potential problem loans	22		4
Total other impaired loans	22		4
Gross impaired loans	274		316
QoQ Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(3.00%)
YoY Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(10.00%)
Ytd Percent Change | Corporate and institutional loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Corporate and institutional loans
Loans (CHF million)
Gross loans	102,855	106,249	105,006	114,862
of which held at amortized cost	83,669	86,412	86,460
allowance for loan losses	(647)	(693)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	456		431
Non-interest-earning loans	201		269
Total non-performing and non-interest-earning loans	657		700
Restructured loans	45		52
Potential problem loans	362		431
Total other impaired loans	407		483
Gross impaired loans	1,064		1,183
QoQ Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Ytd Percent Change | Real estate.
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Real estate.
Loans (CHF million)
Gross loans	24,163	23,846	23,362	24,628
of which held at amortized cost	23,986		23,088
Impaired loan portfolio (CHF million)
Non-performing loans	92		55
Non-interest-earning loans	7		13
Total non-performing and non-interest-earning loans	99		68
Restructured loans	0		0
Potential problem loans	15		15
Total other impaired loans	15		15
Gross impaired loans	114		83
QoQ Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
YoY Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(10.00%)
Ytd Percent Change | Commercial and industrial loans
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
Commercial and industrial loans
Loans (CHF million)
Gross loans	52,733	55,075	54,673	58,814
of which held at amortized cost	42,581		44,542
Impaired loan portfolio (CHF million)
Non-performing loans	308		353
Non-interest-earning loans	139		207
Total non-performing and non-interest-earning loans	447		560
Restructured loans	45		52
Potential problem loans	292		339
Total other impaired loans	337		391
Gross impaired loans	784		951
QoQ Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(6.00%)
YoY Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(14.00%)
Ytd Percent Change | Financial institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(4.00%)
Financial institutions
Loans (CHF million)
Gross loans	23,674	25,146	24,764	27,460
of which held at amortized cost	15,366		17,181
Impaired loan portfolio (CHF million)
Non-performing loans	56		23
Non-interest-earning loans	49		43
Total non-performing and non-interest-earning loans	105		66
Restructured loans	0		0
Potential problem loans	55		77
Total other impaired loans	55		77
Gross impaired loans	160		143
QoQ Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	5.00%
YoY Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	(42.00%)
Ytd Percent Change | Governments and public institutions
Loans (CHF million)
Gross loans, % Change (as a percent)	4.00%
Governments and public institutions
Loans (CHF million)
Gross loans	2,285	2,182	2,207	3,960
of which held at amortized cost	1,736		1,649
Impaired loan portfolio (CHF million)
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6
QoQ Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	1.00%
YoY Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	3.00%
Ytd Percent Change | Switzerland
Loans (CHF million)
Gross loans, % Change (as a percent)	2.00%
Switzerland
Loans (CHF million)
Gross loans	142,091	139,993	138,989	138,337
QoQ Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(6.00%)
YoY Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(13.00%)
Ytd Percent Change | Foreign
Loans (CHF million)
Gross loans, % Change (as a percent)	(2.00%)
Foreign
Loans (CHF million)
Gross loans	78,887	83,523	80,902	90,158
QoQ Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	(1.00%)
of which held at amortized cost, % Change (as a percent)	(1.00%)
of which held at fair value, % Change (as a percent)	(3.00%)
Net (unearned income)/deferred expenses, % Change (as a percent)	0.00%
allowance for loan losses, % Change (as a percent)	(6.00%)
Net loans, % Change (as a percent)	(1.00%)
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(7.00%)
Non-interest-earning loans, % change (as a percent)	(13.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(8.00%)
Restructured loans, % change (as a percent)	12.00%
Potential problem loans, % change (as a percent)	5.00%
Total other impaired loans, % change (as a percent)	6.00%
Gross impaired loans, % change (as a percent)	(4.00%)
Ytd Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	0.00%
of which held at amortized cost, % Change (as a percent)	0.00%
of which held at fair value, % Change (as a percent)	3.00%
Net (unearned income)/deferred expenses, % Change (as a percent)	0.00%
allowance for loan losses, % Change (as a percent)	(10.00%)
Net loans, % Change (as a percent)	1.00%
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(8.00%)
Non-interest-earning loans, % change (as a percent)	(20.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(11.00%)
Restructured loans, % change (as a percent)	(12.00%)
Potential problem loans, % change (as a percent)	(13.00%)
Total other impaired loans, % change (as a percent)	(12.00%)
Gross impaired loans, % change (as a percent)	(12.00%)
YoY Percent Change
Loans (CHF million)
Gross loans, % Change (as a percent)	(3.00%)
of which held at amortized cost, % Change (as a percent)	(2.00%)
of which held at fair value, % Change (as a percent)	(17.00%)
Net (unearned income)/deferred expenses, % Change (as a percent)	(14.00%)
allowance for loan losses, % Change (as a percent)	(27.00%)
Net loans, % Change (as a percent)	(3.00%)
Impaired loan portfolio (CHF million)
Non-performing loans, % change (as a percent)	(20.00%)
Non-interest-earning loans, % change (as a percent)	(30.00%)
Total non-performing and non-interest-earning loans, % change (as a percent)	(22.00%)
Restructured loans, % change (as a percent)	(31.00%)
Potential problem loans, % change (as a percent)	5.00%
Total other impaired loans, % change (as a percent)	0.00%
Gross impaired loans, % change (as a percent)	(17.00%)

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Allowance for loan losses (CHF million)
Balance at beginning of period	974	1,017	1,269	1,017	1,395
Net movements recognized in statements of operations	3	12	7	15	(17)
Gross write-offs	(47)	(61)	(48)	(108)	(176)
Recoveries	15	8	15	23	33
Net write-offs	(32)	(53)	(33)	(85)	(143)
Provisions for interest	3	2	3	5	3
Foreign currency translation impact and other adjustments, net	(32)	(4)	7	(36)	15
Balance at end of period	916	974	1,253	916	1,253
Allowance for loan losses (CHF million)
Balance at end of period	916	974	1,253	916	1,253
of which individually evaluated for impairment	668	712	865	668	865
of which collectively evaluated for impairment	248	262	388	248	388
Gross loans held at amortized cost (CHF million)
Balance at end of period	201,787	203,673	205,276	201,787	205,276	201,339
of which individually evaluated for impairment	1,375	1,490	1,840	1,375	1,840
of which collectively evaluated for impairment	200,412	202,183	203,436	200,412	203,436
Loans held at amortized cost (CHF million)
Purchases	458	1,102		1,560
Reclassifications to loans held-for-sale	268	370		638
of which subsequently sold	95	370		465
Consumer loans
Allowance for loan losses (CHF million)
Balance at beginning of period	281	279		279
Net movements recognized in statements of operations	2	12		14
Gross write-offs	(17)	(24)		(41)
Recoveries	14	6		20
Net write-offs	(3)	(18)		(21)
Provisions for interest	1	1		2
Foreign currency translation impact and other adjustments, net	(12)	7		(5)
Balance at end of period	269	281		269
Allowance for loan losses (CHF million)
Balance at end of period	269	281		269
of which individually evaluated for impairment	198	211		198
of which collectively evaluated for impairment	71	70		71
Gross loans held at amortized cost (CHF million)
Balance at end of period	118,118	117,261		118,118		114,879
of which individually evaluated for impairment	538	581		538
of which collectively evaluated for impairment	117,580	116,680		117,580
Corporate and institutional loans
Allowance for loan losses (CHF million)
Balance at beginning of period	693	738		738
Net movements recognized in statements of operations	1	0		1
Gross write-offs	(30)	(37)		(67)
Recoveries	1	2		3
Net write-offs	(29)	(35)		(64)
Provisions for interest	2	1		3
Foreign currency translation impact and other adjustments, net	(20)	(11)		(31)
Balance at end of period	647	693		647
Allowance for loan losses (CHF million)
Balance at end of period	647	693		647
of which individually evaluated for impairment	470	501		470
of which collectively evaluated for impairment	177	192		177
Gross loans held at amortized cost (CHF million)
Balance at end of period	83,669	86,412		83,669		86,460
of which individually evaluated for impairment	837	909		837
of which collectively evaluated for impairment	82,832	85,503		82,832
Loans held at amortized cost (CHF million)
Purchases	458	1,102		1,560
Reclassifications to loans held-for-sale	268	370		638
of which subsequently sold	95	370		465

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	201,787	203,673	201,339	205,276
Value of collateral	173,782		176,397
Consumer loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	118,118	117,261	114,879
Consumer loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153		149
Consumer loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	597		1,339
Consumer loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,502		10,675
Consumer loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77,448		73,157
Consumer loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,091		27,059
Consumer loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,414		1,499
Consumer loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72		80
Consumer loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36		31
Consumer loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	292		266
Consumer loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	513		624
Consumer loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	116,544		113,758
Consumer loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,574		1,121
Consumer loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	998		574
Consumer loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	122		109
Consumer loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38		48
Consumer loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	416		390
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86,374		84,625
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149		147
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	568		1,267
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,153		10,206
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,758		48,270
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,640		23,499
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	844		949
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20		29
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21		3
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	221		255
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86,035		84,305
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	339		320
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	113		81
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32		16
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5		18
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	189		205
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,725		24,552
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17		69
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	304		355
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,868		22,547
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,466		1,495
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25		28
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44		57
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,310		24,421
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	415		131
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	339		100
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14		10
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		2
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60		19
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,019		5,702
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12		3
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45		114
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,822		2,340
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,985		2,065
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	545		522
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52		51
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		28
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	292		266
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	248		312
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,199		5,032
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	820		670
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	546		393
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76		83
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31		28
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	167		166
Corporate and institutional loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	83,669	86,412	86,460
Corporate and institutional loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,826		2,678
Corporate and institutional loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,220		3,891
Corporate and institutional loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,846		5,751
Corporate and institutional loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,480		38,373
Corporate and institutional loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29,004		28,824
Corporate and institutional loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,593		4,949
Corporate and institutional loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	575		619
Corporate and institutional loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108		239
Corporate and institutional loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		182
Corporate and institutional loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	869		954
Corporate and institutional loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82,655		84,944
Corporate and institutional loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,014		1,516
Corporate and institutional loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	516		903
Corporate and institutional loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54		101
Corporate and institutional loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48		44
Corporate and institutional loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	396		468
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,986		23,088
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50		25
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	139		278
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,559		1,955
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,096		9,758
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,551		10,496
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	478		499
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	113		77
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,835		23,004
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	151		84
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	93		39
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		0
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19		1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33		44
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42,581		44,542
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	268		351
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	409		714
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,565		1,926
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,137		21,008
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,295		16,190
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,947		3,085
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120		102
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66		239
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		162
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	626		765
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41,888		43,267
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	693		1,275
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	297		736
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46		96
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10		43
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	340		400
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,366		17,181
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,396		2,183
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,590		2,742
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,398		1,635
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,744		7,143
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,008		2,047
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,064		1,305
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42		0
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		20
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124		106
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,200		17,028
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	166		153
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	122		125
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		4
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19		0
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23		24
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,736		1,649
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	112		119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82		157
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	324		235
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	503		464
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	150		91
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	104		60
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	455		517
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		6
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,732		1,645
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4		4
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4		3
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		1
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,979		2,827
Value of collateral	2,449		2,490
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,817		5,230
Value of collateral	1,756		3,792
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,348		16,426
Value of collateral	12,039		14,125
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	114,928		111,530
Value of collateral	103,935		103,362
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	59,095		55,883
Value of collateral	49,330		47,813
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,007		6,448
Value of collateral	3,469		3,991
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	647		699
Value of collateral	93		76
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144		270
Value of collateral	64		0
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	440		448
Value of collateral	8		8
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,382		1,578
Value of collateral	639		740
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	199,199		198,702
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,588		2,637
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,514		1,477
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	176		210
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86		92
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	812		858

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Gross impaired loans by category
Non-performing loans	880	943	961	1,099
Non-interest-earning loans	272	312	340	387
Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486
Restructured loans	46	41	52	67
Potential problem loans	446	424	510	426
Total other impaired loans	492	465	562	493
Gross impaired loans	1,644	1,720	1,863	1,979
Consumer loans
Gross impaired loans by category
Non-performing loans	424		530
Non-interest-earning loans	71		71
Total non-performing and non-interest-earning loans	495		601
Restructured loans	1		0
Potential problem loans	84		79
Total other impaired loans	85		79
Gross impaired loans	580		680
Mortgages
Gross impaired loans by category
Non-performing loans	179		208
Non-interest-earning loans	22		22
Total non-performing and non-interest-earning loans	201		230
Restructured loans	1		0
Potential problem loans	60		74
Total other impaired loans	61		74
Gross impaired loans	262		304
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	25		40
Non-interest-earning loans	17		19
Total non-performing and non-interest-earning loans	42		59
Restructured loans	0		0
Potential problem loans	2		1
Total other impaired loans	2		1
Gross impaired loans	44		60
Consumer finance
Gross impaired loans by category
Non-performing loans	220		282
Non-interest-earning loans	32		30
Total non-performing and non-interest-earning loans	252		312
Restructured loans	0		0
Potential problem loans	22		4
Total other impaired loans	22		4
Gross impaired loans	274		316
Corporate and institutional loans
Gross impaired loans by category
Non-performing loans	456		431
Non-interest-earning loans	201		269
Total non-performing and non-interest-earning loans	657		700
Restructured loans	45		52
Potential problem loans	362		431
Total other impaired loans	407		483
Gross impaired loans	1,064		1,183
Real estate.
Gross impaired loans by category
Non-performing loans	92		55
Non-interest-earning loans	7		13
Total non-performing and non-interest-earning loans	99		68
Restructured loans	0		0
Potential problem loans	15		15
Total other impaired loans	15		15
Gross impaired loans	114		83
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	308		353
Non-interest-earning loans	139		207
Total non-performing and non-interest-earning loans	447		560
Restructured loans	45		52
Potential problem loans	292		339
Total other impaired loans	337		391
Gross impaired loans	784		951
Financial institutions
Gross impaired loans by category
Non-performing loans	56		23
Non-interest-earning loans	49		43
Total non-performing and non-interest-earning loans	105		66
Restructured loans	0		0
Potential problem loans	55		77
Total other impaired loans	55		77
Gross impaired loans	160		143
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Consumer loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	580		580	680
Unpaid principal balance	547		547	644
Associated specific allowance	198		198	210
Average recorded investment	592	679	638
Interest income recognized	1	1	2
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	1,064		1,064	1,183
Unpaid principal balance	992		992	1,104
Associated specific allowance	470		470	539
Average recorded investment	1,087	1,206	1,149
Interest income recognized	5	2	7
Interest income recognized on a cash basis	5	2	7
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,644		1,644	1,863
Unpaid principal balance	1,539		1,539	1,748
Associated specific allowance	668		668	749
Average recorded investment	1,679	1,885	1,787
Interest income recognized	6	3	9
Interest income recognized on a cash basis	5	2	7
Consumer loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	538		538	634
Unpaid principal balance	505		505	598
Associated specific allowance	198		198	210
Average recorded investment	540	618	568
Interest income recognized	1	1	2
Interest income recognized on a cash basis	0	0	0
Mortgages | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	234		234	270
Unpaid principal balance	221		221	256
Associated specific allowance	42		42	50
Average recorded investment	237	263	240
Interest income recognized	0	1	1
Interest income recognized on a cash basis	0	0	0
Loans collateralized by securities | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	43		43	60
Unpaid principal balance	36		36	52
Associated specific allowance	33		33	50
Average recorded investment	39	58	43
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Consumer finance | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	261		261	304
Unpaid principal balance	248		248	290
Associated specific allowance	123		123	110
Average recorded investment	264	297	285
Interest income recognized	1	0	1
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	837		837	1,017
Unpaid principal balance	768		768	939
Associated specific allowance	470		470	539
Average recorded investment	871	992	892
Interest income recognized	2	2	4
Interest income recognized on a cash basis	2	2	4
Real estate. | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	59		59	80
Unpaid principal balance	50		50	67
Associated specific allowance	24		24	34
Average recorded investment	59	67	60
Interest income recognized	1	0	1
Interest income recognized on a cash basis	1	0	1
Commercial and industrial loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	624		624	794
Unpaid principal balance	568		568	733
Associated specific allowance	352		352	407
Average recorded investment	655	732	659
Interest income recognized	1	2	3
Interest income recognized on a cash basis	1	2	3
Financial institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	148		148	137
Unpaid principal balance	146		146	135
Associated specific allowance	88		88	92
Average recorded investment	151	187	167
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Governments and public institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	6		6	6
Unpaid principal balance	4		4	4
Associated specific allowance	6		6	6
Average recorded investment	6	6	6
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,375		1,375	1,651
Unpaid principal balance	1,273		1,273	1,537
Associated specific allowance	668		668	749
Average recorded investment	1,411	1,610	1,460
Interest income recognized	3	3	6
Interest income recognized on a cash basis	2	2	4
Consumer loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	42		42	46
Unpaid principal balance	42		42	46
Average recorded investment	52	61	70
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Mortgages | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	28		28	34
Unpaid principal balance	28		28	34
Average recorded investment	38	43	53
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Loans collateralized by securities | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	1		1	0
Unpaid principal balance	1		1	0
Average recorded investment	1	2	1
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Consumer finance | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	13		13	12
Unpaid principal balance	13		13	12
Average recorded investment	13	16	16
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	227		227	166
Unpaid principal balance	224		224	165
Average recorded investment	216	214	257
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3
Real estate. | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	55		55	3
Unpaid principal balance	53		53	3
Average recorded investment	57	12	61
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3
Commercial and industrial loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	160		160	157
Unpaid principal balance	159		159	156
Average recorded investment	155	144	192
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Financial institutions | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	12		12	6
Unpaid principal balance	12		12	6
Average recorded investment	4	58	4
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	269		269	212
Unpaid principal balance	266		266	211
Average recorded investment	268	275	327
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Other assets (CHF million)
Cash collateral on derivative instruments	13,739	12,672	14,987	16,195
Cash collateral on non-derivative transactions	1,841	1,769	1,792	1,630
Derivative instruments used for hedging	2,178	1,811	2,733	4,048
Assets held-for-sale	25,362	26,597	26,886	31,132
of which loans	23,816	25,514	24,925	29,524
of which real estate	1,528	1,064	1,946	1,608
Assets held for separate accounts	14,712	16,001	13,815	14,192
Interest and fees receivable	5,748	5,400	5,158	6,542
Deferred tax assets	7,754	8,612	9,417	10,741
Prepaid expenses	718	782	452	856
Failed purchases	1,245	1,088	1,279	597
Other	3,488	3,384	3,066	3,882
Other assets	76,785	78,116	79,585	89,815
Other assets, % Change
Cash collateral on derivative instruments, % Change (as a percent)					8.00%	(8.00%)	(15.00%)
Cash collateral on non-derivative transactions, % Change (as a percent)					4.00%	3.00%	13.00%
Derivative instruments used for hedging, % Change (as a percent)					20.00%	(20.00%)	(46.00%)
Assets held-for-sale, % Change (as a percent)					(5.00%)	(6.00%)	(19.00%)
of which loans, % Change (as a percent)					(7.00%)	(4.00%)	(19.00%)
of which real estate, % Change (as a percent)					44.00%	(21.00%)	(5.00%)
Assets held for separate accounts, % Change (as a percent)					(8.00%)	6.00%	4.00%
Interest and fees receivable, % Change (as a percent)					6.00%	11.00%	(12.00%)
Deferred tax assets, % Change (as a percent)					(10.00%)	(18.00%)	(28.00%)
Prepaid expenses, % Change (as a percent)					(8.00%)	59.00%	(16.00%)
Failed purchases, % Change (as a percent)					14.00%	(3.00%)	109.00%
Other, % Change (as a percent)					3.00%	14.00%	(10.00%)
Other assets, % Change (as a percent)					(2.00%)	(4.00%)	(15.00%)
Other liabilities (CHF million)
Cash collateral on derivative instruments	14,562	12,794	14,428	15,918
Cash collateral on non-derivative transactions	52	66	20	45
Derivative instruments used for hedging	982	1,017	1,203	1,331
Provisions	1,177	1,613	1,724	1,827
of which off-balance sheet risk	488	518	552	607
Liabilities held for separate accounts	14,712	16,001	13,815	14,192
Interest and fees payable	7,588	6,956	6,798	9,335
Current tax liabilities	783	856	1,137	815
Deferred tax liabilities	354	431	412	523
Failed sales	6,963	7,548	7,354	8,061
Other	14,400	14,940	15,323	15,526
Other liabilities	61,573	62,222	62,214	67,573
Other liabilities, % Change
Cash collateral on derivative instruments, % Change (as a percent)					14.00%	1.00%	(9.00%)
Cash collateral on non-derivative transactions, % Change (as a percent)					(21.00%)	160.00%	16.00%
Derivative instruments used for hedging, % Change (as a percent)					(3.00%)	(18.00%)	(26.00%)
Provisions, % Change (as a percent)					(27.00%)	(32.00%)	(36.00%)
of which off-balance sheet risk, % Change (as a percent)					(6.00%)	(12.00%)	(20.00%)
Liabilities held for separate accounts, % Change (as a percent)					(8.00%)	6.00%	4.00%
Interest and fees payable, % Change (as a percent)					9.00%	12.00%	(19.00%)
Current tax liabilities, % Change (as a percent)					(9.00%)	(31.00%)	(4.00%)
Deferred tax liabilities, % Change (as a percent)					(18.00%)	(14.00%)	(32.00%)
Failed sales, % Change (as a percent)					(8.00%)	(5.00%)	(14.00%)
Other, % Change (as a percent)					(4.00%)	(6.00%)	(7.00%)
Other liabilities, % Change (as a percent)					(1.00%)	(1.00%)	(9.00%)

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Long-term debt (CHF million)
Senior	122,668	131,074	130,792	134,389
Senior notes, % change (as a percent)					(6.00%)	(6.00%)	(9.00%)
Subordinated	23,307	24,648	23,221	26,403
Subordinated, % change (as a percent)					(5.00%)	0.00%	(12.00%)
Non-recourse liabilities from consolidated VIEs	18,184	20,155	19,739	21,918
Nonrecourse liabilities from consolidated VIEs, % change (as a percent)					(10.00%)	(8.00%)	(17.00%)
Long-term debt	164,159	175,877	173,752	182,710
of which reported at fair value	76,844	83,811	83,692	92,132
Long-term debt, % Change (as a percent)					(7.00%)	(6.00%)	(10.00%)
of which reported at fair value, % Change (as a percent)					(8.00%)	(8.00%)	(17.00%)

Accumulated other comprehensive income (Details) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Mar. 31, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2010 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2010 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Cumulative translation adjustments	Mar. 31, 2011 Cumulative translation adjustments	Jun. 30, 2010 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2010 Cumulative translation adjustments	Jun. 30, 2011 Unrealized gains/(losses) on securities	Mar. 31, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2010 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2010 Unrealized gains/(losses) on securities	Jun. 30, 2011 Actuarial gains/(losses)	Mar. 31, 2011 Actuarial gains/(losses)	Jun. 30, 2010 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2010 Actuarial gains/(losses)	Jun. 30, 2011 Net prior service credit/ (cost)	Mar. 31, 2011 Net prior service credit/ (cost)	Jun. 30, 2010 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2010 Net prior service credit/ (cost)	Jun. 30, 2011 Accumulated other comprehensive income	Mar. 31, 2011 Accumulated other comprehensive income	Jun. 30, 2010 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income	Jun. 30, 2010 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(16,949)	(15,011)	(14,555)	(10,837)	(50)	(33)	(34)	(33)	(41)	(11,899)	(11,470)	(8,416)	(11,470)	(8,770)	77	117	115	117	110	(3,109)	(3,136)	(2,875)	(3,136)	(2,891)	(30)	(33)	(43)	(33)	(46)	(15,011)	(14,555)	(11,253)	(14,555)	(11,638)
Increase/(decrease)					2	2	23	4	23	(1,961)	(434)	543	(2,395)	762	15	(29)	12	(14)	12	0	0	(167)	0	(167)	0	0	0	0	0	(1,944)	(461)	411	(2,405)	630
Increase/(decrease) due to equity method investments					1	(5)	(25)	(4)	(18)	0	0	0	0	0	0	0	1	0	1	0	0	0	0	0	0	0	0	0	0	1	(5)	(24)	(4)	(17)
Reclassification adjustments, included in net income					(13)	(14)	0	(27)	0	2	5	2	7	2	(13)	(11)	1	(24)	6	26	27	23	53	39	3	3	3	6	6	5	10	29	15	53
Cumulative effect of accounting changes, net of tax									0					135					0					0					0					135
Balance	(16,949)	(15,011)	(14,555)	(10,837)	(60)	(50)	(36)	(60)	(36)	(13,858)	(11,899)	(7,871)	(13,858)	(7,871)	79	77	129	79	129	(3,083)	(3,109)	(3,019)	(3,083)	(3,019)	(27)	(30)	(40)	(27)	(40)	(16,949)	(15,011)	(10,837)	(16,949)	(10,837)

Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Tax Expense (Benefit)	271	465	187	736	1,026
Effective tax rate
Effective tax rate (as a percent)	16.50%	23.70%	9.80%	20.40%	21.00%
Net deferred tax assets (CHF million)
Net operating losses	4,501	4,993		4,501
Temporary differences	2,900	3,188		2,900
Net deferred tax assets	7,401	8,181		7,401
Net deferred tax assets change - Net operating losses	(492)
Net deferred tax assets change - Temporary differences	(288)
Net deferred tax assets change	(780)
Net deferred tax decrease related to foreign exchange translation losses	637
Valuation allowance against deferred tax assets of UK entity	180
Increase in deferred tax assets following a re-measurement of deferred tax assets	121
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	47			47

Employee deferred compensation (Details) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	845	989	869	1,834	1,830
Total shares delivered (million)
Total shares delivered (in shares)	1.5	21.1	37.6	22.6	45.8
Share-based awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	223	200	60	423	127
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	98	117	139	215	303
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	46	36	237	82	427
Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	1	0	1
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	318	370	245	688	517
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	47	101	0	148	0
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	155	0	307
Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	20	53	(48)	73	(40)
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	93	112	80	205	188

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	3,672
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Share-based awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,518
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	480
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	195
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,169
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	258
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	52

Employee deferred compensation (Details 3) (CHF)	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share-based awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)				1
Portion of awards that would vest on each anniversary of the grant date				One-quarter
Vesting period (in years)				4
Number of awards
Balance at beginning of period (in shares)	50,500,000	17,300,000	14,000,000	17,300,000	15,500,000
Granted (in shares)	1,100,000	36,600,000	1,600,000	37,700,000	2,900,000
Settled (in shares)	(1,900,000)	(3,300,000)	(500,000)	(5,200,000)	(3,200,000)
Forfeited (in shares)	(400,000)	(100,000)	(100,000)	(500,000)	(200,000)
Balance at end of period (in shares)	49,300,000	50,500,000	15,000,000	49,300,000	15,000,000
of which vested (in shares)	900,000	1,300,000	1,100,000	900,000	1,100,000
of which unvested (in shares)	48,400,000	49,200,000	13,900,000	48,400,000	13,900,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)	43.28	43.86	46.69	43.86	45.67
Weighted-average grant-date fair value - Granted (in CHF per share)	38.53	42.44	48.81	42.33	49.41
Weighted-average grant-date fair value - Settled (in CHF per share)	44.8	41.22	63.83	42.53	47.56
Weighted-average grant-date fair value - Forfeited (in CHF per share)	43.38	46.24	55.41	43.99	60.92
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)	43.11	43.28	46.24	43.11	46.24
Other share-based awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)				1
Weighted-average grant-date fair value (in CHF per share)
Vesting period, low end of range (in years)				0
Vesting period, high end of range (in years)				5
Blocked shares
Share-based compensation disclosures
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares (as a percent)				50.00%
Period for which other share-based awards are blocked after the shares vest, low end of the range (in months)				6M
Period for which other share-based awards are blocked after the shares vest, high end of the range (in years)				3Y
Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Vesting period (in years)				4
Number of awards
Balance at beginning of period (in shares)	15,200,000	20,400,000	21,000,000	20,400,000
Granted (in shares)	0	0	0	0	21,100,000
Settled (in shares)	0	(5,100,000)	0	(5,100,000)	0
Forfeited (in shares)	(200,000)	(100,000)	0	(300,000)	(100,000)
Balance at end of period (in shares)	15,000,000	15,200,000	21,000,000	15,000,000	21,000,000
of which vested (in shares)	500,000	400,000	0	500,000	0
of which unvested (in shares)	14,500,000	14,800,000	21,000,000	14,500,000	21,000,000
Incentive Share Unit (ISU)
Share-based compensation disclosures
Vesting period (in years)				3
Minimum number of Group shares to be received by an employee for each ISU granted (in shares)				1
Minimum predefined target price for settlement of shares (in CHF per share)	58.45			58.45
Number of awards
Balance at beginning of period (in shares)	14,500,000	37,700,000	39,300,000	37,700,000	41,500,000
Granted (in shares)	0	0	0	0	6,000,000
Settled (in shares)	(500,000)	(22,800,000)	0	(23,300,000)	(8,100,000)
Forfeited (in shares)	(200,000)	(400,000)	(400,000)	(600,000)	(500,000)
Balance at end of period (in shares)	13,800,000	14,500,000	38,900,000	13,800,000	38,900,000
of which vested (in shares)	1,000,000	1,500,000	3,200,000	1,000,000	3,200,000
of which unvested (in shares)	12,800,000	13,000,000	35,700,000	12,800,000	35,700,000

Employee deferred compensation (Details 4) (CHF) In Billions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
2009 Adjustable Performance Plan awards
Other compensation benefits
Vesting Period (in years)	3
2010 Adjustable Performance Plan awards
Other compensation benefits
Vesting Period (in years)	4
Annual negative adjustment outstanding APP awards (as a percent)	15.00%
Loss amount for each negative adjustment to outstanding APP awards	1
Restricted Cash Awards
Other compensation benefits
Vesting Period (in years)	2
Partner Asset Facility (PAF) awards
Other compensation benefits
Contractual term of PAF award (in years)	8

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Pension and other post-retirement benefits
Contributions previously expected to be made by the company by the end of the current fiscal year	525			525
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				276
Total pension costs (CHF million)
Service costs on benefit obligation	89	88	76	177	152
Interest costs on benefit obligation	136	138	149	274	297
Expected return on plan assets	(206)	(209)	(201)	(415)	(401)
Amortization of recognized prior service cost/(credit)	3	4	4	7	8
Amortization of recognized actuarial losses	36	37	30	73	57
Net periodic pension costs	58	58	58	116	113
Settlement (gains)/losses	0	0	0	0	(2)
Curtailment (gains)/losses	0	1	0	1	0
Special termination benefits	0	0	0	0	0
Total pension costs	58	59	58	117	111
QoQ Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (as a percent)	1.00%
Interest costs on benefit obligation, % Change (as a percent)	(1.00%)
Expected return on plan assets, % Change (as a percent)	(1.00%)
Amortization of recognized prior service cost, % Change (as a percent)	(25.00%)
Amortization of recognized actuarial losses, % Change (as a percent)	(3.00%)
Net periodic pension costs, % Change (as a percent)	0.00%
Curtailment (gains)/losses, % Change (as a percent)	(100.00%)
Total pension costs, % Change (as a percent)	(2.00%)
YoY Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (as a percent)	17.00%			16.00%
Interest costs on benefit obligation, % Change (as a percent)	(9.00%)			(8.00%)
Expected return on plan assets, % Change (as a percent)	2.00%			3.00%
Amortization of recognized prior service cost, % Change (as a percent)	(25.00%)			(13.00%)
Amortization of recognized actuarial losses, % Change (as a percent)	20.00%			28.00%
Net periodic pension costs, % Change (as a percent)	0.00%			3.00%
Settlement (gains)/losses, % Change (as a percent)				100.00%
Total pension costs, % Change (as a percent)	0.00%			5.00%

Derivatives and hedging activities (Details) (CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Fair value of derivative instruments
Notional amount	50,331.7	46,277.8
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,246.2	46,188.4
Positive replacement value (PRV)	583.2	678.9
Negative replacement value (NRV)	590.9	689.4
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	42,697.4	38,732.8
Positive replacement value (PRV)	406.9	480.9
Negative replacement value (NRV)	402.1	474.6
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,873.2	8,073.9
Positive replacement value (PRV)	4	6.3
Negative replacement value (NRV)	3.3	5.9
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,445.4	24,103.8
Positive replacement value (PRV)	363.1	429.2
Negative replacement value (NRV)	358.1	422.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,711.9	2,420.3
Positive replacement value (PRV)	39.4	44.9
Negative replacement value (NRV)	40.4	46.1
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	2,656.3	2,769.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,010.6	1,365.6
Positive replacement value (PRV)	0.4	0.5
Negative replacement value (NRV)	0.3	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,081.8	3,937.4
Positive replacement value (PRV)	79.9	84.7
Negative replacement value (NRV)	92.3	98.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,129.4	2,062.4
Positive replacement value (PRV)	34.3	35.2
Negative replacement value (NRV)	35.5	37.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,093.6	1,059
Positive replacement value (PRV)	34.2	35
Negative replacement value (NRV)	44.8	45.8
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	831.6	796.9
Positive replacement value (PRV)	11.3	14.4
Negative replacement value (NRV)	11.8	15.1
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	11.2	13.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	16	5.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.1
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	42.1	41.8
Positive replacement value (PRV)	1.7	2.4
Negative replacement value (NRV)	1.6	2.2
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	15.4	15.9
Positive replacement value (PRV)	1.2	1.7
Negative replacement value (NRV)	1.2	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	26.5	25.4
Positive replacement value (PRV)	0.5	0.7
Negative replacement value (NRV)	0.4	0.8
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.2	0.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	1,039.6	955.5
Positive replacement value (PRV)	35.1	37.3
Negative replacement value (NRV)	38.6	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.2	6.2
Positive replacement value (PRV)	0.9	1.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	230.1	213.7
Positive replacement value (PRV)	5.1	4.2
Negative replacement value (NRV)	6.4	7.5
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	277.7	268.2
Positive replacement value (PRV)	12.6	15
Negative replacement value (NRV)	14.5	16.2
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	69.3	77.9
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	457.3	389.5
Positive replacement value (PRV)	16.5	17
Negative replacement value (NRV)	17.7	18
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,972	1,989.5
Positive replacement value (PRV)	44.3	49.5
Negative replacement value (NRV)	41.9	46.6
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	413.3	531.4
Positive replacement value (PRV)	15.3	24.1
Negative replacement value (NRV)	14.4	25.3
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	24.1	32
Positive replacement value (PRV)	1.1	2
Negative replacement value (NRV)	1.1	1.9
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	66.7	100.9
Positive replacement value (PRV)	7.7	14.1
Negative replacement value (NRV)	7.2	15.7
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	39.7	50.1
Positive replacement value (PRV)	2.5	3.2
Negative replacement value (NRV)	2	2.9
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	184	219.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	98.8	128.6
Positive replacement value (PRV)	4	4.8
Negative replacement value (NRV)	4.1	4.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	85.5	89.4
Positive replacement value (PRV)	2.3	2.9
Negative replacement value (NRV)	1.3	1.8
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	64.8	70
Positive replacement value (PRV)	2.2	2.5
Negative replacement value (NRV)	1.2	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	64.8	70
Positive replacement value (PRV)	2.2	2.5
Negative replacement value (NRV)	1.2	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	20.7	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	20.7	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	585.5	681.8
Negative replacement value (NRV)	592.2	691.2
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(517.7)	(602.9)
Negative replacement value (NRV)	(517.7)	(602.9)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(25.3)	(28.5)
Negative replacement value (NRV)	(27.2)	(29.2)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	42.5	50.4
Negative replacement value (NRV)	47.3	59.1
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	40.3	47.7
Negative replacement value (NRV)	46.3	57.9
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	2.2	2.7
Negative replacement value (NRV)	1	1.2

Derivatives and hedging activities (Details 3) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest rate derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	248	(261)	587	(13)	904
Gains/(losses) recognized in income on hedged items	(273)	259	(595)	(14)	(918)
Foreign exchange derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	9	(11)	13	(2)	31
Gains/(losses) recognized in income on hedged items	(9)	11	(14)	2	(32)
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	257	(272)	600	(15)	935
Gains/(losses) recognized in income on hedged items	(282)	270	(609)	(12)	(950)
Net gains/(losses) on the ineffective portion	(25)	(2)	(9)	(27)	(15)
Foreign exchange derivatives | Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	3	(3)	0	0	7
Gains/(losses) reclassified from AOCI into income	14	17	0	31	0
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				9
Interest rate derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	4	0	8
Foreign exchange derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	955	45	513	1,000	492
Gains/(losses) reclassified from AOCI into income	1	(3)	0	(2)	3
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	955	45	517	1,000	500
Gains/(losses) reclassified from AOCI into income	1	(3)	0	(2)	3

Derivatives and hedging activities (Details 4) (CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Contingent credit risk
Current net exposure	14.2	17.5
Collateral posted	13.5	15
Additional collateral required in a one-notch downgrade event	1.9	2.1
Additional collateral required in a two-notch downgrade event	3.7	4
Bilateral counterparties
Contingent credit risk
Current net exposure	11.7	14.6
Collateral posted	11.6	13
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.3	0.4
Special purpose entities
Contingent credit risk
Current net exposure	1.9	2.1
Collateral posted	1.9	2
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	2.9	3.2
Accelerated terminations
Contingent credit risk
Current net exposure	0.6	0.8
Additional collateral required in a one-notch downgrade event	0.2	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.4

Derivatives and hedging activities (Details 5) (CHF) In Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Credit protection sold/purchased
Credit protection sold	(952,263)	(961,455)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(615,154)	(662,800)
Credit protection purchased	573,465	619,312
Net credit protection (sold)/purchased	(41,689)	(43,488)
Other protection purchased	60,379	66,169
Fair value of credit protection sold	(995)	(1,233)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(434,006)	(467,460)
Credit protection purchased	414,518	450,139
Net credit protection (sold)/purchased	(19,488)	(17,321)
Other protection purchased	46,451	49,008
Fair value of credit protection sold	2,314	975
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(181,148)	(195,340)
Credit protection purchased	158,947	169,173
Net credit protection (sold)/purchased	(22,201)	(26,167)
Other protection purchased	13,928	17,161
Fair value of credit protection sold	(3,309)	(2,208)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(113,653)	(115,191)
Credit protection purchased	112,392	113,546
Net credit protection (sold)/purchased	(1,261)	(1,645)
Other protection purchased	9,283	10,305
Fair value of credit protection sold	(2,163)	(2,390)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(501,501)	(547,609)
Credit protection purchased	461,073	505,766
Net credit protection (sold)/purchased	(40,428)	(41,843)
Other protection purchased	51,096	55,864
Fair value of credit protection sold	1,168	1,157
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(96,525)	(90,718)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(423,201)	(468,223)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(95,428)	(103,859)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(337,109)	(298,655)
Credit protection purchased	310,710	270,936
Net credit protection (sold)/purchased	(26,399)	(27,719)
Other protection purchased	37,501	30,592
Fair value of credit protection sold	(5,212)	(5,853)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(272,100)	(238,372)
Credit protection purchased	248,715	215,052
Net credit protection (sold)/purchased	(23,385)	(23,320)
Other protection purchased	21,159	14,480
Fair value of credit protection sold	(3,942)	(4,765)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65,009)	(60,283)
Credit protection purchased	61,995	55,884
Net credit protection (sold)/purchased	(3,014)	(4,399)
Other protection purchased	16,342	16,112
Fair value of credit protection sold	(1,270)	(1,088)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(21,952)	(15,425)
Credit protection purchased	20,941	14,589
Net credit protection (sold)/purchased	(1,011)	(836)
Other protection purchased	696	643
Fair value of credit protection sold	(854)	(636)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(315,157)	(283,230)
Credit protection purchased	289,769	256,347
Net credit protection (sold)/purchased	(25,388)	(26,883)
Other protection purchased	36,805	29,949
Fair value of credit protection sold	(4,358)	(5,217)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(25,647)	(27,257)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(265,068)	(227,007)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(46,394)	(44,391)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(122,172)	(117,975)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(688,269)	(695,230)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(141,822)	(148,250)

Guarantees and commitments (Details) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Guarantees
Maturity less than 1 year	56,347	69,896
Maturity greater than 1 year	34,279	38,973
Total gross amount	90,626	108,869
Total net amount	88,955	107,046
Carrying value	2,676	2,866
Collateral received	25,875	29,550
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,791	3,413
Maturity greater than 1 year	3,702	3,995
Total gross amount	5,493	7,408
Total net amount	5,101	6,922
Carrying value	452	512
Collateral received	2,381	4,357
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	6,117	8,076
Maturity greater than 1 year	4,845	4,030
Total gross amount	10,962	12,106
Total net amount	9,731	10,840
Carrying value	67	100
Collateral received	4,293	4,317
Securities lending indemnifications
Guarantees
Maturity less than 1 year	17,044	18,254
Maturity greater than 1 year	0	0
Total gross amount	17,044	18,254
Total net amount	17,044	18,254
Carrying value	0	0
Collateral received	17,044	18,254
Derivatives
Guarantees
Maturity less than 1 year	27,524	35,804
Maturity greater than 1 year	24,745	29,839
Total gross amount	52,269	65,643
Total net amount	52,269	65,643
Carrying value	2,151	2,246
Other guarantees
Guarantees
Maturity less than 1 year	3,871	4,349
Maturity greater than 1 year	987	1,109
Total gross amount	4,858	5,458
Total net amount	4,810	5,387
Carrying value	6	8
Collateral received	2,157	2,622

Guarantees and commitments (Details 2)	12 Months Ended		3 Months Ended			6 Months Ended		91 Months Ended		91 Months Ended		91 Months Ended		91 Months Ended
	Jun. 30, 2012 CHF	Jun. 30, 2011 CHF	Jun. 30, 2011 RMBS USD ( $)	Mar. 31, 2011 RMBS USD ( $)	Jun. 30, 2010 RMBS USD ( $)	Jun. 30, 2011 RMBS USD ( $)	Jun. 30, 2010 RMBS USD ( $)	Jun. 30, 2011 RMBS USD ( $)	Dec. 31, 2010 RMBS USD ( $)	Jun. 30, 2011 RMBS Government-sponsored enterprises USD ( $)	Dec. 31, 2010 RMBS Government-sponsored enterprises USD ( $)	Jun. 30, 2011 RMBS Private investors, primarily banks USD ( $)	Dec. 31, 2010 RMBS Private investors, primarily banks USD ( $)	Jun. 30, 2011 RMBS Non-agency securitizations USD ( $)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		700,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers, within next twelve months	700,000,000
Guarantees
Residential mortgage loans sold								158,500,000,000		8,200,000,000		21,800,000,000		128,500,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date														33,400,000,000
Borrower payments on mortgage loans sold														80,800,000,000
Loan defaults on mortgage loans sold														14,300,000,000
Outstanding repurchase claims			1,631,000,000			1,631,000,000		1,631,000,000	473,000,000	60,000,000	39,000,000	487,000,000	434,000,000	1,084,000,000
Provisions related to repurchase claims			48,000,000			48,000,000		48,000,000	29,000,000
Losses from repurchase of residential mortgage loans			$ 0	$ 3,000,000	$ 5,000,000	$ 3,000,000	$ 11,000,000

Guarantees and commitments (Details 3) In Millions	Jun. 30, 2011 CHF	Jun. 30, 2011 BRL	Dec. 31, 2010 CHF	Jun. 30, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2010 Irrevocable commitments under documentary credits CHF	Jun. 30, 2011 Loan commitments CHF	Dec. 31, 2010 Loan commitments CHF	Jun. 30, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2010 Forward reverse repurchase agreements CHF	Jun. 30, 2011 Other commitments CHF	Dec. 31, 2010 Other commitments CHF
Other commitments.
Maturity less than 1 year	210,160		211,602	4,802	4,500	157,428	153,759	45,976	51,968	1,954	1,375
Maturity greater than 1 year	55,434		58,330	46	51	53,395	55,794	0	0	1,993	2,485
Total gross amount	265,594		269,932	4,848	4,551	210,823	209,553	45,976	51,968	3,947	3,860
Total net amount	261,006		262,989	4,561	4,162	206,522	202,999	45,976	51,968	3,947	3,860
Collateral received	184,940		196,331	2,091	1,883	136,805	142,425	45,976	51,968	68	55
Unused revocable credit limits						135,985	136,533
Estimated redemption value of right to put available to redeemable noncontrolling interests	685	1,270

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)		100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)		0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)		0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)		6.00%
Non-investment grade | CMBS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	25	173
CMBS
Transfers of financial assets disclosures
Net gains		0	13
Proceeds from transfer of assets		0	523
Cash received on interests that continue to be held		34	83
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	45,129	37,789
Total assets of SPE	65,667	55,789
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	412	309
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.4	4
Cash flow discount rate per annum, low end of range, in % (as a percent)	2.20%	2.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	40.30%	44.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(13.7)	(5.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(26.6)	(10.9)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	1.80%	1.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	40.20%	44.00%
Impact on fair value from 10% adverse change in expected credit losses	(9.8)	(4.4)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(8.5)
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	602	625
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(602)	(625)
Non-investment grade | RMBS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,070	1,129
RMBS
Transfers of financial assets disclosures
Net gains		36	109
Proceeds from transfer of assets		19,542	19,373
Servicing fees		2	3
Cash received on interests that continue to be held		220	225
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	79,077	85,297
Total assets of SPE	85,556	89,415
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		2,538
Weighted-average life, in years		5.8
Prepayment speed assumption (rate per annum), low end of range in % (as a percent)		9.00%
Prepayment speed assumption (rate per annum), high end of range in % (as a percent)		23.50%
Cash flow discount rate (rate per annum), low end of range in % (as a percent)		0.50%
Cash flow discount rate (rate per annum), high end of range in % (as a percent)		71.20%
Expected credit losses (rate per annum), low end of range in % (as a percent)		0.00%
Expected credit losses (rate per annum), high end of range in % (as a percent)		71.00%
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,694	3,575
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	6.9	5.9
Prepayment speed assumption (rate per annum), low end of range, in % (as a percent)	0.20%	0.30%
Prepayment speed assumption (rate per annum), high end of range, in % (as a percent)	35.80%	31.30%
Impact on fair value from 10% adverse change in prepayment speed	(38.8)	(44)
Impact on fair value from 20% adverse change in prepayment speed	(78.1)	(87.6)
Cash flow discount rate per annum, low end of range, in % (as a percent)	2.20%	1.40%
Cash flow discount rate per annum, high end of range, in % (as a percent)	52.50%	52.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(61.8)	(91.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(117.6)	(169.6)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	1.50%	0.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	49.90%	49.00%
Impact on fair value from 10% adverse change in expected credit losses	(48.2)	(64.2)
Impact on fair value from 20% adverse change in expected credit losses	(92.1)	(117.4)
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		2,432
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		106
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	58	0
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(58)	0
Non-investment grade | ABS
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	22	19
ABS
Transfers of financial assets disclosures
Cash received on interests that continue to be held		3	4
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	4,171	3,479
Total assets of SPE	4,171	3,479
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	22	19
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	11.4	8.6
Prepayment speed assumption (rate per annum), low end of range, in % (as a percent)	0.00%	0.80%
Prepayment speed assumption (rate per annum), high end of range, in % (as a percent)	4.10%	3.60%
Impact on fair value from 10% adverse change in prepayment speed	(0.1)	(0.1)
Impact on fair value from 20% adverse change in prepayment speed	(0.3)	(0.1)
Cash flow discount rate per annum, low end of range, in % (as a percent)	7.50%	8.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	28.00%	26.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(1)	(0.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(0.8)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	3.60%	5.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	24.90%	23.00%
Impact on fair value from 10% adverse change in expected credit losses	(0.6)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	(1.2)	(0.7)
ABS | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	19	79
ABS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,341	1,534
ABS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,360)	(1,613)
Non-investment grade | Collateralized debt obligations
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	35	28
Collateralized debt obligations
Transfers of financial assets disclosures
Net gains		17	(6)
Proceeds from transfer of assets		482	2,284
Purchases of previously transferred financial assets or its underlying collateral		(157)	(1,258)
Cash received on interests that continue to be held		7	112
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	29,275	24,868
Total assets of SPE	29,279	24,868
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	262	263
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	1.8	1.5
Cash flow discount rate per annum, low end of range, in % (as a percent)	0.70%	2.00%
Cash flow discount rate per annum, high end of range, in % (as a percent)	29.20%	49.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(1.3)	(1.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(2.6)	(3.4)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	0.80%	0.70%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	27.60%	49.00%
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(1)
Impact on fair value from 20% adverse change in expected credit losses	(1.5)	(2.1)
Collateralized debt obligations | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	203	47
Collateralized debt obligations | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	171	194
Collateralized debt obligations | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(374)	(241)
Non-investment grade | Other asset-backed financing activities
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,397	1,822
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gains		(6)	17
Proceeds from transfer of assets		109	260
Purchases of previously transferred financial assets or its underlying collateral		(28)	(527)
Servicing fees		1	0
Cash received on interests that continue to be held		368	712
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	10,770	8,858
Total assets of SPE	10,770	8,858
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,440	1,854
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.7	2.1
Cash flow discount rate per annum, low end of range, in % (as a percent)	0.80%	0.70%
Cash flow discount rate per annum, high end of range, in % (as a percent)	7.80%	10.00%
Impact on fair value from 10% adverse change in cash flow discount rate	(4.6)	(3.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.3)	(6.3)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)	6.60%	8.00%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)	13.30%	12.60%
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(3.3)
Impact on fair value from 20% adverse change in expected credit losses	(8.4)	(6.6)
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,381	1,418
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	29	26
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,410)	(1,444)

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Transfers of financial assets and variable interest entities
Number of primary categories of VIEs			3
Average maturity of CP (in days)	21	20
Average maturity of conduit's assets (in years)	3.1	3.1
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model (as a percent)	50.00%		50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,491	1,510	1,491	1,432	2,008
Trading assets, consolidated VIEs	7,479	8,469	7,479	8,717	6,512
Other investments, consolidated VIEs	2,043	2,482	2,043	2,334	2,826
Net loans, consolidated VIEs	4,036	4,459	4,036	3,745	5,922
Premises and equipment, consolidated VIEs	91	80	91	72	57
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs	165	183	165	188	383
Short-term borrowings, consolidated VIEs	4,126	4,733	4,126	4,333	4,352
Long-term debt, consolidated VIEs	18,184	20,155	18,184	19,739	21,918
Other liabilities, consolidated VIEs	820	778	820	840	1,603
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,491		1,491	1,432
Trading assets, consolidated VIEs	7,479		7,479	8,717
Investment securities, consolidated VIEs	45		45	72
Other investments, consolidated VIEs	2,043		2,043	2,334
Net loans, consolidated VIEs	4,036		4,036	3,745
Premises and equipment, consolidated VIEs	91		91	72
Loans held-for-sale	13,631		13,631	15,470
Other assets	3,133		3,133	4,100
Total assets of consolidated VIEs	31,949		31,949	35,942
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	433		433	54
Trading liabilities, consolidated VIEs	165		165	188
Short-term borrowings, consolidated VIEs	4,126		4,126	4,333
Long-term debt, consolidated VIEs	18,184		18,184	19,739
Other liabilities, consolidated VIEs	820		820	840
Total liabilities of consolidated VIEs	23,728		23,728	25,154
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,171		1,171	1,011
Trading assets, consolidated VIEs	1,857		1,857	1,943
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	6,832		6,832	7,510
Other assets	42		42	58
Total assets of consolidated VIEs	9,902		9,902	10,522
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	27		27	33
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	9,082		9,082	9,617
Other liabilities, consolidated VIEs	58		58	54
Total liabilities of consolidated VIEs	9,167		9,167	9,704
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	37		37	24
Trading assets, consolidated VIEs	979		979	1,392
Investment securities, consolidated VIEs	45		45	72
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	2,939		2,939	2,521
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	0		0	0
Other assets	1,154		1,154	1,278
Total assets of consolidated VIEs	5,154		5,154	5,287
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	4,121		4,121	4,307
Long-term debt, consolidated VIEs	25		25	23
Other liabilities, consolidated VIEs	0		0	6
Total liabilities of consolidated VIEs	4,146		4,146	4,336
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	57		57	95
Trading assets, consolidated VIEs	23		23	31
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	6,794		6,794	7,960
Other assets	1		1	1
Total assets of consolidated VIEs	6,875		6,875	8,087
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	7,857		7,857	9,139
Other liabilities, consolidated VIEs	61		61	99
Total liabilities of consolidated VIEs	7,918		7,918	9,238
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	79		79	118
Trading assets, consolidated VIEs	3,070		3,070	3,417
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	7		7	46
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	0		0	0
Other assets	25		25	65
Total assets of consolidated VIEs	3,181		3,181	3,646
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	131		131	149
Short-term borrowings, consolidated VIEs	5		5	26
Long-term debt, consolidated VIEs	479		479	499
Other liabilities, consolidated VIEs	2		2	32
Total liabilities of consolidated VIEs	617		617	706
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	123		123	129
Trading assets, consolidated VIEs	474		474	605
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	1,589		1,589	1,781
Net loans, consolidated VIEs	51		51	60
Premises and equipment, consolidated VIEs	38		38	39
Loans held-for-sale	5		5	0
Other assets	1,813		1,813	2,278
Total assets of consolidated VIEs	4,093		4,093	4,892
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	216		216	221
Other liabilities, consolidated VIEs	225		225	322
Total liabilities of consolidated VIEs	441		441	543
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24		24	55
Trading assets, consolidated VIEs	1,076		1,076	1,329
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	447		447	507
Net loans, consolidated VIEs	1,046		1,046	1,164
Premises and equipment, consolidated VIEs	53		53	33
Loans held-for-sale	0		0	0
Other assets	98		98	420
Total assets of consolidated VIEs	2,744		2,744	3,508
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	433		433	54
Trading liabilities, consolidated VIEs	7		7	6
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	525		525	240
Other liabilities, consolidated VIEs	474		474	327
Total liabilities of consolidated VIEs	1,439		1,439	627
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	9,759		9,759	9,953
Net loans, non-consolidated VIEs	9,495		9,495	10,662
Other assets, non-consolidated VIEs	95		95	112
Total variable interest assets, non-consolidated VIEs	19,349		19,349	20,727
Maximum exposure to loss (CHF million)
Maximum exposure to loss	24,013		24,013	25,896
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	212,248		212,248	238,367
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100		100	130
Net loans, non-consolidated VIEs	0		0	332
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	100		100	462
Maximum exposure to loss (CHF million)
Maximum exposure to loss	492		492	634
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	11,358		11,358	10,491
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	4,518		4,518	3,847
Net loans, non-consolidated VIEs	142		142	145
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	4,660		4,660	3,992
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,834		7,834	7,686
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	99,872		99,872	115,024
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,038		2,038	2,426
Net loans, non-consolidated VIEs	1,619		1,619	1,634
Other assets, non-consolidated VIEs	40		40	80
Total variable interest assets, non-consolidated VIEs	3,697		3,697	4,140
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,833		3,833	4,270
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	61,779		61,779	66,068
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	895		895	645
Net loans, non-consolidated VIEs	4,815		4,815	6,520
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	5,710		5,710	7,165
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,293		6,293	7,936
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,630		22,630	31,006
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,208		2,208	2,905
Net loans, non-consolidated VIEs	2,919		2,919	2,031
Other assets, non-consolidated VIEs	55		55	32
Total variable interest assets, non-consolidated VIEs	5,182		5,182	4,968
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,561		5,561	5,370
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	16,609		16,609	15,778

Financial instruments (Details) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Financial instruments
Interest rate yield curves used as a reference rate		OIS
Variable rate used as a reference rate		LIBOR
Loss from change in reference rate	115

Financial instruments (Details 2) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets (CHF million)
Interest-bearing deposits with banks	336	0	0	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,468	136,906	153,125
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,404	6,026	7,945	9,417
Other investments	11,147	13,033	13,448	17,055
Loans	19,191	19,843	18,552	23,219
Other intangible assets (mortgage servicing rights)	50	58	66	90
Other assets	37,887	39,216	39,470	44,152
Level 1 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	28,255		36,319
Trading assets	174,270		190,546
Investment securities	3,944		6,190
Other investments	709		631
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	5,978		5,886
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	213,156		239,572
Less other investments - equity at fair value attributable to noncontrolling interests	(611)		(522)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545		239,050
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	311		431
Trading assets	80,644		84,937
Investment securities	3,934		6,186
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	61,777		67,775
Investment securities	3,666		5,904
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	544		196
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	17,847		16,233
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	27,944		35,888
Trading assets	77,370		91,376
Investment securities	10		4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	9,071		7,004
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,417		3,217
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1		1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	6,096		3,002
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	7,185		7,229
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	709		631
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		8
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	116,274		135,709
Securities received as collateral	3,802		5,828
Trading assets	651,337		742,881
Investment securities	1,352		1,676
Other investments	361		1,382
Loans	13,388		12,294
Loans - of which commercial and industrial	6,805		6,574
Loans - of which financial institutions	5,860		5,389
Other intangible assets (mortgage servicing rights)	0		0
Other assets	24,299		24,526
Other assets - of which loans held-for-sale	15,155		14,866
Total assets at fair value	811,149		924,296
Less other investments - equity at fair value attributable to noncontrolling interests	(118)		(870)
Less assets consolidated under ASU 2009-17	(11,675)		(11,655)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	799,356		911,771
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	3,717		5,812
Trading assets	65,032		58,605
Investment securities	1,268		1,590
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	10,320		8,100
Investment securities	63		284
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,628		5,552
Trading assets	36,607		34,722
Investment securities	820		984
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,869		6,937
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	3,245		2,226
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,933		5,764
Investment securities	384		321
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	85		16
Trading assets	11,093		10,943
Investment securities	84		86
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	566,241		663,116
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	403,999		475,596
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	78,851		83,857
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	26,728		31,967
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	41,945		46,824
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,971		10,217
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	294		575
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143		185
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	67		807
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	18		614
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 3 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,066		1,197
Securities received as collateral	0		0
Trading assets	20,046		22,372
Investment securities	108		79
Other investments	10,077		11,435
Loans	5,803		6,258
Loans - of which commercial and industrial	3,349		3,558
Loans - of which financial institutions	2,447		2,195
Other intangible assets (mortgage servicing rights)	50		66
Other assets	7,747		9,253
Other assets - of which loans held-for-sale	7,275		8,932
Total assets at fair value	44,897		50,660
Less other investments - equity at fair value attributable to noncontrolling interests	(5,047)		(4,518)
Less assets consolidated under ASU 2009-17	(5,214)		(7,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	34,636		38,987
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	9,382		11,013
Investment securities	108		79
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	312		373
Investment securities	17		18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	3,836		3,803
Investment securities	46		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	2,597		3,264
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,440		1,861
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	699		1,135
Investment securities	45		62
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	614		622
Investment securities	0		0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,028		8,719
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,514		2,072
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,084		843
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,293		2,300
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,390		2,725
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,022		2,018
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,282		4,609
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,237		3,516
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	222		259
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	144		165
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	3,894		4,723
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	3,887		4,719
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,679		1,844
Netting impact | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(543,027)		(631,095)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(137)		(195)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(543,164)		(631,290)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	(543,164)		(631,290)
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(543,027)		(631,095)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340		136,906
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,404		7,945
Other investments	11,147		13,448
Loans	19,191		18,552
Loans - of which commercial and industrial	10,154		10,132
Loans - of which financial institutions	8,307		7,584
Other intangible assets (mortgage servicing rights)	50		66
Other assets	37,887		39,470
Other assets - of which loans held-for-sale	22,430		23,798
Total assets at fair value	526,038		583,238
Less other investments - equity at fair value attributable to noncontrolling interests	(5,776)		(5,910)
Less assets consolidated under ASU 2009-17	(16,889)		(18,810)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	503,373		558,518
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	4,028		6,243
Trading assets	155,058		154,555
Investment securities	5,310		7,855
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,409		76,248
Investment securities	3,746		6,206
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,628		5,552
Trading assets	40,987		38,721
Investment securities	866		984
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,313		26,434
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,685		4,087
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	6,632		6,899
Investment securities	429		383
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	28,029		35,904
Trading assets	89,077		102,941
Investment securities	94		90
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	40,313		47,744
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	18,178		19,464
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,282		4,609
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,237		3,516
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	516		834
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	287		350
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	4,670		6,161
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	3,905		5,341
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,679		1,844

Financial instruments (Details 3) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Liabilities (CHF million)
Due to banks	3,477	4,443	3,444	3,869
Customer deposits	3,675	3,607	3,537	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282	111,385	123,697	130,279
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	4,046	4,838	3,308	3,304
Long-term debt	76,844	83,811	83,692	92,132
Other liabilities	29,677	31,995	29,185	30,018
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	28,255		36,319
Trading liabilities	69,246		71,032
Short-term borrowings	0		0
Long-term debt	427		402
Other liabilities	0		0
Total liabilities	97,928		107,753
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	311		431
Trading liabilities	38,600		44,635
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	38,066		44,466
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	27,944		35,888
Trading liabilities	22,197		19,580
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,449		6,817
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,224		2,980
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1		16
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	5,611		2,971
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	427		402
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,477		3,444
Customer deposits	3,675		3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282		123,190
Obligation to return securities received as collateral	3,802		5,828
Trading liabilities	587,370		685,197
Short-term borrowings	3,823		3,185
Long-term debt	63,785		66,493
Other liabilities	26,313		26,047
Total liabilities	801,527		916,921
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,717		5,812
Trading liabilities	12,505		11,356
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,102		1,130
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,628		5,552
Trading liabilities	10,421		9,432
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	85		16
Trading liabilities	748		404
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	574,117		673,437
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	399,882		470,284
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	89,321		95,916
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	30,255		35,897
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	40,600		45,343
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	16,860		19,500
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	20,496		20,162
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,023		12,200
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,723		3,885
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		507
Obligation to return securities received as collateral	0		0
Trading liabilities	8,492		9,200
Short-term borrowings	223		123
Long-term debt	12,632		16,797
Other liabilities	3,705		3,734
Total liabilities	25,052		30,361
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	16		65
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	15		65
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	8		28
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,468		9,107
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	991		1,341
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,965		2,941
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,756		2,940
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,250		1,256
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,994		9,488
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	4,204		6,825
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,085		1,849
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(544,656)		(631,432)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(341)		(596)
Total liabilities	(544,997)		(632,028)
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(544,656)		(631,432)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,477		3,444
Customer deposits	3,675		3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282		123,697
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	4,046		3,308
Long-term debt	76,844		83,692
Other liabilities	29,677		29,185
Total liabilities	379,510		423,007
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	4,028		6,243
Trading liabilities	51,121		56,056
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	39,169		45,596
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,628		5,552
Trading liabilities	10,436		9,503
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	28,029		35,904
Trading liabilities	22,953		20,012
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	46,378		57,929
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	16,860		19,500
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,490		29,650
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17,654		19,427
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	5,808		5,734

Financial instruments (Details 4) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011 Recurring basis Debt securities Corporate debt securities Trading assets	Jun. 30, 2010 Recurring basis Debt securities Corporate debt securities Trading assets	Jun. 30, 2011 Recurring basis Debt securities RMBS Trading assets	Jun. 30, 2010 Recurring basis Debt securities RMBS Trading assets	Jun. 30, 2011 Recurring basis Debt securities CMBS Trading assets	Jun. 30, 2010 Recurring basis Debt securities CMBS Trading assets	Jun. 30, 2011 Recurring basis Debt securities Collateralized debt obligations Trading assets	Jun. 30, 2010 Recurring basis Debt securities Collateralized debt obligations Trading assets	Jun. 30, 2011 Recurring basis Debt securities Trading assets	Jun. 30, 2010 Recurring basis Debt securities Trading assets	Jun. 30, 2011 Recurring basis Equity securities Trading assets	Jun. 30, 2010 Recurring basis Equity securities Trading assets	Jun. 30, 2011 Recurring basis Equity securities Other investments	Jun. 30, 2010 Recurring basis Equity securities Other investments	Jun. 30, 2011 Recurring basis Derivative instruments Interest rate derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Interest rate derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Equity/index-related derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Equity/index-related derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Credit derivatives Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Credit derivatives Trading assets	Jun. 30, 2011 Recurring basis Derivative instruments Trading assets	Jun. 30, 2010 Recurring basis Derivative instruments Trading assets	Jun. 30, 2011 Recurring basis Other. Trading assets	Jun. 30, 2010 Recurring basis Other. Trading assets	Jun. 30, 2011 Recurring basis Life finance instruments Other investments	Jun. 30, 2010 Recurring basis Life finance instruments Other investments	Jun. 30, 2011 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2010 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Recurring basis Trading assets	Jun. 30, 2010 Recurring basis Trading assets	Jun. 30, 2011 Recurring basis Investment securities	Jun. 30, 2010 Recurring basis Investment securities	Jun. 30, 2011 Recurring basis Other investments	Jun. 30, 2010 Recurring basis Other investments	Jun. 30, 2011 Recurring basis Loans	Jun. 30, 2010 Recurring basis Loans	Jun. 30, 2011 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2010 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2011 Recurring basis Loans - of which financial institutions	Jun. 30, 2010 Recurring basis Loans - of which financial institutions	Jun. 30, 2011 Recurring basis Other intangible assets.	Jun. 30, 2010 Recurring basis Other intangible assets.	Jun. 30, 2011 Recurring basis Other assets	Jun. 30, 2010 Recurring basis Other assets	Jun. 30, 2011 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2010 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2011 Recurring basis Assets.	Jun. 30, 2010 Recurring basis Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			3,803	4,816	3,264	3,626	1,861	2,461	1,135	559	11,013	11,980	622	488	9,591	12,205	2,072	1,529	2,300	3,298	2,725	4,339	8,719	11,192	2,018	2,310	1,844	2,048	1,197	1,514	22,372	25,970	79	86	11,435	14,253	6,258	11,079	3,558	8,346	2,195	2,454	66	30	9,253	6,744	8,932	6,220	50,660	59,676
Transfers in, assets	3,433	6,953	378	481	792	548	68	117	175	307	1,450	1,463	204	34	23	143	60	173	109	152	845	489	1,288	874	106	370	0	0	0	0	3,048	2,741	2	0	23	143	915	835	912	251	3	180	0	0	2,965	1,484	2,963	1,457	6,953	5,203
Transfers out, assets	(4,808)	(8,707)	(205)	(359)	(769)	(731)	(159)	(135)	(343)	(304)	(1,512)	(1,540)	(355)	(90)	(66)	(350)	(122)	(150)	(153)	(282)	(717)	(582)	(1,040)	(1,151)	(199)	(601)	0	0	(9)	0	(3,106)	(3,382)	0	0	(66)	(350)	(935)	(312)	(564)	(113)	(127)	(95)	0	0	(4,591)	(1,309)	(4,588)	(1,287)	(8,707)	(5,353)
Purchases, assets			2,180		2,187		324		305		5,291		523		640		0		0		0		0		1,573		59		0		7,387		50		699		1,050		170		876		0		3,185		2,991		12,371
Sales, assets			(1,853)		(2,830)		(601)		(616)		(6,237)		(425)		(1,876)		0		0		0		0		(1,239)		(90)		0		(7,901)		(11)		(1,966)		(454)		(269)		(80)		0		(2,874)		(2,861)		(13,206)
Issuances, assets			0		0		0		0		0		0		0		112		110		21		319		0		0		56		319		0		0		1,163		975		189		0		1,186		1,185		2,724
Settlements, assets			0		0		0		0		0		0		0		(241)		(13)		(382)		(805)		(36)		0		(46)		(841)		(4)		0		(1,748)		(1,192)		(370)		0		(839)		(833)		(3,478)
Purchases, sales, issuances, settlements, assets				(1,183)		(1,229)		(669)		237		(2,605)		115		(266)		296		(724)		(377)		(1,002)		74		(38)		0		(3,418)		356		(304)		155		(1,537)		1,598		87		7,772		7,857		4,648
Gain (loss) on transfers in/out included in trading revenues, assets			46	52	35	22	4	12	12	2	98	88	40	1	0	0	(9)	52	24	63	(65)	(70)	(51)	41	8	(1)	0	0	0	0	95	129	0	0	0	0	21	7	5	3	(1)	4	0	0	89	31	89	31	205	167
Gain (loss) on all other activity included in trading revenues, assets			33	(98)	215	407	64	(37)	134	398	442	618	32	18	35	3	(171)	169	171	565	222	(876)	475	182	19	52	56	130	(9)	(1)	968	870	0	4	91	133	190	(42)	96	(275)	42	231	0	0	374	899	349	931	1,614	1,863
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	0	0	0	0	0	0	0	0	0	0	0	29
Gain (loss) on all other activity included in other revenues, assets			1	(1)	0	0	0	0	0	0	1	(1)	38	0	927	180	0	0	0	0	0	0	0	0	0	0	0	0	0	0	39	(1)	0	0	927	180	0	9	0	9	0	0	(10)	(28)	(1)	18	0	21	955	178
Foreign currency translation impact, assets			(547)	268	(297)	166	(121)	122	(103)	12	(1,164)	593	(65)	19	(876)	489	(187)	67	(255)	151	(259)	200	(877)	511	(228)	105	(190)	94	(123)	70	(2,334)	1,228	(8)	(3)	(1,066)	583	(657)	481	(342)	366	(280)	103	(6)	1	(1,000)	273	(952)	250	(5,194)	2,633
Balance at end of period, assets			3,836	3,976	2,597	2,809	1,440	1,871	699	1,211	9,382	10,596	614	585	8,398	12,433	1,514	2,136	2,293	3,223	2,390	3,123	8,028	10,647	2,022	2,309	1,679	2,234	1,066	1,583	20,046	24,137	108	443	10,077	14,667	5,803	12,212	3,349	7,050	2,447	4,475	50	90	7,747	15,912	7,275	15,480	44,897	69,044

Financial instruments (Details 5) (Recurring basis, CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest rate derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341	1,786
Transfers in, liabilities	26	128
Transfers out, liabilities	(10)	(142)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	11
Settlements, liabilities	(102)
Purchases, sales, issuances, settlements, liabilities		(210)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(146)	274
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(118)	81
Balance at end of period, liabilities	991	1,901
Foreign exchange derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,941	2,936
Transfers in, liabilities	59	59
Transfers out, liabilities	(33)	(15)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	3
Settlements, liabilities	(324)
Purchases, sales, issuances, settlements, liabilities		(1,126)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	640	(84)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(320)	140
Balance at end of period, liabilities	2,965	1,909
Equity/index-related derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,940	3,635
Transfers in, liabilities	94	253
Transfers out, liabilities	(232)	(468)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	185
Settlements, liabilities	(190)
Purchases, sales, issuances, settlements, liabilities		(478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	26	185
Gain (loss) on all other activity included in trading revenues, liabilities	252	(363)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(319)	170
Balance at end of period, liabilities	2,756	2,934
Credit derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,256	1,996
Transfers in, liabilities	623	444
Transfers out, liabilities	(507)	(567)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	123
Settlements, liabilities	(276)
Purchases, sales, issuances, settlements, liabilities		(351)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(43)	36
Gain (loss) on all other activity included in trading revenues, liabilities	203	(540)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(129)	96
Balance at end of period, liabilities	1,250	1,114
Long-term debt - of which structured notes over two years | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,488	14,781
Transfers in, liabilities	804	1,086
Transfers out, liabilities	(1,121)	(1,996)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,759
Settlements, liabilities	(2,282)
Purchases, sales, issuances, settlements, liabilities		(1,231)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(9)	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	337	(756)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(982)	690
Balance at end of period, liabilities	7,994	12,448
Long-term debt - of which nonrecourse liabilities | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,825	0
Transfers in, liabilities	2,577	350
Transfers out, liabilities	(4,398)	(16)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,043
Settlements, liabilities	(2,441)
Purchases, sales, issuances, settlements, liabilities		8,928
Gain (loss) on transfers in/out included in trading revenues, liabilities	57	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	224	1,558
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(683)	(29)
Balance at end of period, liabilities	4,204	10,665
Other liabilities - of which failed sales | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,849	1,932
Transfers in, liabilities	499	106
Transfers out, liabilities	(131)	(28)
Purchases, liabilities	124
Sales, liabilities	(207)
Issuances, liabilities	0
Settlements, liabilities	(9)
Purchases, sales, issuances, settlements, liabilities		668
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	159	(373)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(194)	86
Balance at end of period, liabilities	2,085	2,387
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	507	206
Transfers in, liabilities	0	0
Transfers out, liabilities	(263)	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(204)
Purchases, sales, issuances, settlements, liabilities		(217)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(36)	11
Balance at end of period, liabilities	0	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,200	11,951
Transfers in, liabilities	836	909
Transfers out, liabilities	(844)	(1,498)
Purchases, liabilities	134
Sales, liabilities	(192)
Issuances, liabilities	453
Settlements, liabilities	(1,070)
Purchases, sales, issuances, settlements, liabilities		(2,359)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(29)	234
Gain (loss) on all other activity included in trading revenues, liabilities	950	(529)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(946)	557
Balance at end of period, liabilities	8,492	9,265
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	123	164
Transfers in, liabilities	43	12
Transfers out, liabilities	(18)	(14)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	226
Settlements, liabilities	(137)
Purchases, sales, issuances, settlements, liabilities		160
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	0
Gain (loss) on all other activity included in trading revenues, liabilities	5	(40)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(20)	6
Balance at end of period, liabilities	223	288
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,797	16,646
Transfers in, liabilities	3,535	1,532
Transfers out, liabilities	(5,630)	(2,156)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	4,005
Settlements, liabilities	(4,963)
Purchases, sales, issuances, settlements, liabilities		6,513
Gain (loss) on transfers in/out included in trading revenues, liabilities	54	(256)
Gain (loss) on all other activity included in trading revenues, liabilities	546	799
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1,712)	753
Balance at end of period, liabilities	12,632	23,831
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,734	3,995
Transfers in, liabilities	507	145
Transfers out, liabilities	(155)	(67)
Purchases, liabilities	157
Sales, liabilities	(225)
Issuances, liabilities	1
Settlements, liabilities	(211)
Purchases, sales, issuances, settlements, liabilities		508
Gain (loss) on transfers in/out included in trading revenues, liabilities	(30)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	163	(403)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	129	46
Foreign currency translation impact, liabilities	(365)	174
Balance at end of period, liabilities	3,705	4,394
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30,361	32,962
Transfers in, liabilities	4,921	2,598
Transfers out, liabilities	(6,910)	(3,735)
Purchases, liabilities	291
Sales, liabilities	(417)
Issuances, liabilities	4,685
Settlements, liabilities	(6,585)
Purchases, sales, issuances, settlements, liabilities		4,605
Gain (loss) on transfers in/out included in trading revenues, liabilities	(8)	(26)
Gain (loss) on all other activity included in trading revenues, liabilities	1,664	(173)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	129	46
Foreign currency translation impact, liabilities	(3,079)	1,501
Balance at end of period, liabilities	25,052	37,778

Financial instruments (Details 6) (Recurring basis, CHF)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	20,299,000,000	26,714,000,000
Transfers in, net assets/liabilities	2,032,000,000	2,605,000,000
Transfers out, net assets/liabilities	(1,797,000,000)	(1,618,000,000)
Purchases, net assets/liabilities	12,080,000,000
Sales, net assets/liabilities	(12,789,000,000)
Issuances, net assets/liabilities	(1,961,000,000)
Settlements, net assets/liabilities	3,107,000,000
Purchases, sales, issuances, settlements, net assets/liabilities		43,000,000
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	213,000,000	193,000,000
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(50,000,000)	2,036,000,000
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	29,000,000
Gain (loss) on all other activity included in other revenues, net assets/liabilities	826,000,000	132,000,000
Foreign currency translation impact, net assets/liabilities	(2,115,000,000)	1,132,000,000
Balance at beginning of period, net assets/liabilities	19,845,000,000	31,266,000,000
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010		10,100,000,000

Financial instruments (Details 7) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		989	2,390
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,338)	1,947
Transfers into level 3 assets	3,433	6,953
Transfers out of level 3 assets	4,808	8,707
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		163	2,229
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(2,139)	1,897
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		826	161
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		801	50

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Level 2
Assets and liabilities recorded at fair value
Loans	0	0.1
Level 3
Assets and liabilities recorded at fair value
Loans	0.6	0.5
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.6	0.6

Financial instruments (Details 9) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial instruments (CHF million)
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
Loans	220,030	222,510	218,842	227,205
Other assets	76,785	78,116	79,585	89,815
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Other liabilities	61,573	62,222	62,214	67,573
Aggregate fair value
Loans (CHF million)
Non-performing loans	82		105
Non-interest-earning loans	479		653
Financial instruments (CHF million)
Interest-bearing deposits with banks	336		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340		136,906
Loans	19,191		18,552
Other assets	23,661		25,078
Due to banks and customer deposits	(720)		(410)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)		(123,697)
Short-term borrowings	(4,046)		(3,308)
Long-term debt	(76,844)		(83,692)
Other liabilities	(5,808)		(5,734)
Aggregate unpaid principal
Loans (CHF million)
Non-performing loans	168		187
Non-interest-earning loans	2,595		2,087
Financial instruments (CHF million)
Interest-bearing deposits with banks	337		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	116,831		135,939
Loans	19,345		18,677
Other assets	33,844		36,195
Due to banks and customer deposits	(732)		(420)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,202)		(123,562)
Short-term borrowings	(4,017)		(3,262)
Long-term debt	(82,539)		(90,271)
Other liabilities	(6,674)		(7,569)
Difference
Loans (CHF million)
Non-performing loans	(86)		(82)
Non-interest-earning loans	(2,116)		(1,434)
Financial instruments (CHF million)
Interest-bearing deposits with banks	(1)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	509		967
Loans	(154)		(125)
Other assets	(10,183)		(11,117)
Due to banks and customer deposits	12		10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(80)		(135)
Short-term borrowings	(29)		(46)
Long-term debt	5,695		6,579
Other liabilities	866		1,835

Financial instruments (Details 10) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	0	10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	713	998
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	(5)	68
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	88	(176)
Net gains/(losses) of which related to credit risk - on assets	(2)	(18)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,012	(513)
Net gains/(losses) of which related to credit risk - on assets	134	453
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,110	1,755
Net gains/(losses) of which related to credit risk - on assets	269	(50)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(12)	(12)
Net gains/(losses) of which related to credit risk - on liabilities	8	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(81)	30
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(141)	109
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(4,223)	1,954
Net gains/(losses) of which related to credit risk - on liabilities	(301)	1,086
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	(738)	46
Net gains/(losses) of which related to credit risk - on liabilities	(260)	(34)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(255)	961

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,771	5,862
Redeemable	5,959	7,061
Total fair value	10,730	12,923
Unfunded commitments	1,473	1,743
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,218	2,399
Redeemable attributable to non-controlling interest	83	95
Unfunded commitments attributable to non-controlling interest	521	641
High end of period of time, in years, that the underlying assets of nonredeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	72	37
Redeemable	5,493	6,260
Total fair value	5,565	6,297
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	46	0
Redeemable	9	29
Total fair value	55	29
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	26	37
Redeemable	5,640	6,340
Total fair value	5,666	6,377
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (as a percent)	54.00%	47.00%
Percentage of investment subject to monthly redemption (as a percent)		22.00%
Percentage of investment subject to quarterly redemption (as a percent)	17.00%
Percentage of investment subject to annual redemption (as a percent)	17.00%	16.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(156)	(109)
Total fair value	(156)	(109)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,699	5,825
Redeemable	466	801
Total fair value	5,165	6,626
Unfunded commitments	1,473	1,743
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	38	20
Redeemable	249	330
Total fair value	287	350
Unfunded commitments	195	234
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	11	12
Redeemable	0	0
Total fair value	11	12
Unfunded commitments	17	19
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	8
Redeemable	89	219
Total fair value	94	227
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,234	3,516
Redeemable	0	0
Total fair value	3,234	3,516
Unfunded commitments	850	1,054
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	283	322
Redeemable	0	0
Total fair value	283	322
Unfunded commitments	199	223
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	7	5
Redeemable	128	252
Total fair value	135	257
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	754	759
Redeemable	0	0
Total fair value	754	759
Unfunded commitments	212	213
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	50	33
Redeemable	466	801
Total fair value	516	834
Unfunded commitments	195	234
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (as a percent)	17.00%	22.00%
Percentage of investment subject to monthly redemption (as a percent)		17.00%
Percentage of investment subject to quarterly redemption (as a percent)	61.00%	51.00%
Percentage of investment subject to annual redemption (as a percent)	15.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,282	4,609
Redeemable	0	0
Total fair value	4,282	4,609
Unfunded commitments	1,278	1,509
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	367	1,183
Redeemable	0	0
Total fair value	367	1,183
Unfunded commitments	0	0

Financial instruments (Details 12) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial assets (CHF million)
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,550	6,483	8,397	9,837
Loans	220,030	222,510	218,842	227,205
Financial liabilities (CHF million)
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091		220,443
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,550		8,397
Loans	220,030		218,842
Other financial assets	191,961		189,973
Financial liabilities (CHF million)
Due to banks and deposits	328,442		325,057
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	20,373		21,683
Long-term debt	164,159		173,752
Other financial liabilities	128,535		123,549
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091		220,443
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,550		8,397
Loans	222,969		221,937
Other financial assets	192,003		190,011
Financial liabilities (CHF million)
Due to banks and deposits	328,439		325,051
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	20,373		21,683
Long-term debt	163,643		172,698
Other financial liabilities	128,535		123,549

Assets pledged or assigned (Details) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	153,308	169,702
of which assets provided with the right to sell or repledge	106,454	112,246
Fair value of collateral received with the right to sell or repledge	345,270	356,970
of which sold or repledged	281,012	307,894

Subsidiary guarantee information (Details) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
Commissions and fees	3,463	3,671	3,586	7,134	6,993
Trading revenues	1,116	2,011	3,628	3,127	7,080
Other revenues	936	721	123	1,657	330
Net revenues	6,892	8,156	8,539	15,048	17,552
Provision for credit losses	13	(7)	20	6	(30)
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
Commission expenses	491	536	569	1,027	1,089
Total other operating expenses	2,143	2,168	2,630	4,311	4,825
Total operating expenses	5,239	6,197	6,610	11,436	12,698
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
Income tax expense	271	465	187	736	1,026
Income from continuing operations	1,369	1,501	1,722	2,870	3,858
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income	1,369	1,501	1,722	2,870	3,839
Net income attributable to noncontrolling interests	601	362	129	963	191
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
of which from continuing operations	768	1,139	1,593	1,907	3,667
of which from discontinued operations	0	0	0	0	(19)
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,840		2,288	3,858	4,592
Interest expense	(1,212)		(1,453)	(2,476)	(2,758)
Net interest income	628		835	1,382	1,834
Commissions and fees	937		1,176	2,043	2,156
Trading revenues	(433)		(120)	320	512
Other revenues	761		184	1,247	311
Net revenues	1,893		2,075	4,992	4,813
Provision for credit losses	0		1	1	10
Compensation and benefits	879		1,064	2,065	2,260
General and administrative expenses	414		650	857	1,087
Commission expenses	60		82	132	160
Total other operating expenses	474		732	989	1,247
Total operating expenses	1,353		1,796	3,054	3,507
Income from continuing operations before taxes	540		278	1,937	1,296
Income tax expense	(17)		103	335	476
Income from continuing operations	557		175	1,602	820
Income/(loss) from discontinued operations, net of tax					0
Net income	557		175	1,602	820
Net income attributable to noncontrolling interests	577		33	947	86
Net income attributable to shareholders	(20)		142	655	734
of which from continuing operations	(20)		142	655	734
of which from discontinued operations					0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,053		5,591	8,293	8,917
Interest expense	(4,459)		(5,357)	(6,856)	(7,857)
Net interest income	594		234	1,437	1,060
Commissions and fees	2,274		2,168	4,566	4,346
Trading revenues	1,498		3,674	2,790	6,429
Other revenues	76		(48)	323	(14)
Net revenues	4,442		6,028	9,116	11,821
Provision for credit losses	(2)		18	(22)	(51)
Compensation and benefits	2,091		2,804	4,817	5,404
General and administrative expenses	1,200		1,386	2,359	2,625
Commission expenses	393		444	813	846
Total other operating expenses	1,593		1,830	3,172	3,471
Total operating expenses	3,684		4,634	7,989	8,875
Income from continuing operations before taxes	760		1,376	1,149	2,997
Income tax expense	238		(18)	335	405
Income from continuing operations	522		1,394	814	2,592
Income/(loss) from discontinued operations, net of tax					(19)
Net income	522		1,394	814	2,573
Net income attributable to noncontrolling interests	27		81	52	127
Net income attributable to shareholders	495		1,313	762	2,446
of which from continuing operations	495		1,313	762	2,465
of which from discontinued operations					(19)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,893		7,879	12,151	13,509
Interest expense	(5,671)		(6,810)	(9,332)	(10,615)
Net interest income	1,222		1,069	2,819	2,894
Commissions and fees	3,211		3,344	6,609	6,502
Trading revenues	1,065		3,554	3,110	6,941
Other revenues	837		136	1,570	297
Net revenues	6,335		8,103	14,108	16,634
Provision for credit losses	(2)		19	(21)	(41)
Compensation and benefits	2,970		3,868	6,882	7,664
General and administrative expenses	1,614		2,036	3,216	3,712
Commission expenses	453		526	945	1,006
Total other operating expenses	2,067		2,562	4,161	4,718
Total operating expenses	5,037		6,430	11,043	12,382
Income from continuing operations before taxes	1,300		1,654	3,086	4,293
Income tax expense	221		85	670	881
Income from continuing operations	1,079		1,569	2,416	3,412
Income/(loss) from discontinued operations, net of tax					(19)
Net income	1,079		1,569	2,416	3,393
Net income attributable to noncontrolling interests	604		114	999	213
Net income attributable to shareholders	475		1,455	1,417	3,180
of which from continuing operations	475		1,455	1,417	3,199
of which from discontinued operations					(19)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	41		59	85	117
Interest expense	(39)		(57)	(81)	(114)
Net interest income	2		2	4	3
Commissions and fees	3		3	5	5
Trading revenues	0		0	0	0
Other revenues	749		1,555	1,872	3,557
Net revenues	754		1,560	1,881	3,565
Provision for credit losses	0		0	0	0
Compensation and benefits	24		26	49	47
General and administrative expenses	(38)		(65)	(80)	(137)
Commission expenses	1		1	1	1
Total other operating expenses	(37)		(64)	(79)	(136)
Total operating expenses	(13)		(38)	(30)	(89)
Income from continuing operations before taxes	767		1,598	1,911	3,654
Income tax expense	(1)		5	4	6
Income from continuing operations	768		1,593	1,907	3,648
Income/(loss) from discontinued operations, net of tax					0
Net income	768		1,593	1,907	3,648
Net income attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	768		1,593	1,907	3,648
of which from continuing operations	768		1,593	1,907	3,648
of which from discontinued operations					0
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	148		121	298	239
Interest expense	5		10	9	13
Net interest income	153		131	307	252
Commissions and fees	249		239	520	486
Trading revenues	51		74	17	139
Other revenues	(650)		(1,568)	(1,785)	(3,524)
Net revenues	(197)		(1,124)	(941)	(2,647)
Provision for credit losses	15		1	27	11
Compensation and benefits	102		86	194	162
General and administrative expenses	76		90	148	161
Commission expenses	37		42	81	82
Total other operating expenses	113		132	229	243
Total operating expenses	215		218	423	405
Income from continuing operations before taxes	(427)		(1,343)	(1,391)	(3,063)
Income tax expense	51		97	62	139
Income from continuing operations	(478)		(1,440)	(1,453)	(3,202)
Income/(loss) from discontinued operations, net of tax					0
Net income	(478)		(1,440)	(1,453)	(3,202)
Net income attributable to noncontrolling interests	(3)		15	(36)	(22)
Net income attributable to shareholders	(475)		(1,455)	(1,417)	(3,180)
of which from continuing operations	(475)		(1,455)	(1,417)	(3,180)
of which from discontinued operations					0

Subsidiary guarantee information (Details 2) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010
Assets (CHF million)
Cash and due from banks	68,073	73,360	65,467	77,524
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,550	6,483	8,397	9,837
Other investments	14,086	16,166	16,482	19,805
Net loans	220,030	222,510	218,842	227,205
Premises and equipment	6,651	6,669	6,725	6,701
Goodwill	7,908	8,433	8,585	9,582
Other intangible assets	281	294	312	377
Brokerage receivables	40,845	47,275	38,769	51,699
Other assets	76,785	78,116	79,585	89,815
Assets of discontinued operations held-for-sale	0	0	23	69
Total assets	976,923	1,016,468	1,032,005	1,137,948
Liabilities and equity (CHF million)
Due to banks	41,987	41,113	37,493	37,822
Customer deposits	286,455	293,295	287,564	287,400
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Brokerage payables	67,315	64,693	61,746	83,472
Other liabilities	61,573	62,222	62,214	67,573
Total liabilities	936,616	973,180	988,990	1,091,364
Total shareholders' equity	31,216	34,057	33,282	35,633
Noncontrolling interests	9,091	9,231	9,733	10,951
Total equity	40,307	43,288	43,015	46,584	47,756
Total liabilities and equity	976,923	1,016,468	1,032,005	1,137,948
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	5,790		5,133
Interest-bearing deposits with banks	77		85
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,129		132,338
Securities received as collateral	36,948		45,251
Trading assets	93,586		101,913
Investment securities	0		0
Other investments	8,594		7,878
Net loans	26,047		31,243
Premises and equipment	937		1,003
Goodwill	535		595
Other intangible assets	90		89
Brokerage receivables	16,016		15,745
Other assets	17,456		13,414
Assets of discontinued operations held-for-sale			0
Total assets	327,205		354,687
Liabilities and equity (CHF million)
Due to banks	93		120
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	115,395		120,189
Obligation to return securities received as collateral	36,948		45,251
Trading liabilities	26,326		28,589
Short-term borrowings	23,495		38,717
Long-term debt	44,687		41,984
Brokerage payables	46,520		44,791
Other liabilities	10,390		11,139
Total liabilities	303,854		330,780
Total shareholders' equity	17,300		18,183
Noncontrolling interests	6,051		5,724
Total equity	23,351		23,907
Total liabilities and equity	327,205		354,687
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	62,770		59,898
Interest-bearing deposits with banks	4,715		4,372
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,839		88,370
Securities received as collateral	(4,947)		(3,151)
Trading assets	204,945		219,343
Investment securities	4,024		6,331
Other investments	5,075		8,177
Net loans	174,283		169,505
Premises and equipment	5,223		5,217
Goodwill	6,238		6,855
Other intangible assets	184		215
Brokerage receivables	24,675		23,028
Other assets	59,001		65,891
Assets of discontinued operations held-for-sale			23
Total assets	624,025		654,074
Liabilities and equity (CHF million)
Due to banks	50,708		47,555
Customer deposits	262,809		263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,850		48,205
Obligation to return securities received as collateral	(4,947)		(3,151)
Trading liabilities	93,350		105,348
Short-term borrowings	(5,048)		(19,201)
Long-term debt	116,157		129,156
Brokerage payables	20,923		17,071
Other liabilities	50,323		50,067
Total liabilities	611,125		638,817
Total shareholders' equity	8,696		9,600
Noncontrolling interests	4,204		5,657
Total equity	12,900		15,257
Total liabilities and equity	624,025		654,074
Bank
Assets (CHF million)
Cash and due from banks	68,560		65,031
Interest-bearing deposits with banks	4,792		4,457
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	198,968		220,708
Securities received as collateral	32,001		42,100
Trading assets	298,531		321,256
Investment securities	4,024		6,331
Other investments	13,669		16,055
Net loans	200,330		200,748
Premises and equipment	6,160		6,220
Goodwill	6,773		7,450
Other intangible assets	274		304
Brokerage receivables	40,691		38,773
Other assets	76,457		79,305
Assets of discontinued operations held-for-sale			23
Total assets	951,230		1,008,761
Liabilities and equity (CHF million)
Due to banks	50,801		47,675
Customer deposits	262,809		263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,001		42,100
Trading liabilities	119,676		133,937
Short-term borrowings	18,447		19,516
Long-term debt	160,844		171,140
Brokerage payables	67,443		61,862
Other liabilities	60,713		61,206
Total liabilities	914,979		969,597
Total shareholders' equity	25,996		27,783
Noncontrolling interests	10,255		11,381
Total equity	36,251		39,164
Total liabilities and equity	951,230		1,008,761
Group parent company
Assets (CHF million)
Cash and due from banks	16		18
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	32,004		34,611
Net loans	6,534		6,733
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	198		266
Assets of discontinued operations held-for-sale			0
Total assets	38,752		41,628
Liabilities and equity (CHF million)
Due to banks	5,514		6,210
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	1,908		1,989
Brokerage payables	0		0
Other liabilities	114		147
Total liabilities	7,536		8,346
Total shareholders' equity	31,216		33,282
Noncontrolling interests	0		0
Total equity	31,216		33,282
Total liabilities and equity	38,752		41,628
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(503)		418
Interest-bearing deposits with banks	(2,852)		(2,933)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,123		(265)
Securities received as collateral	56		47
Trading assets	4,095		3,448
Investment securities	1,526		2,066
Other investments	(31,587)		(34,184)
Net loans	13,166		11,361
Premises and equipment	491		505
Goodwill	1,135		1,135
Other intangible assets	7		8
Brokerage receivables	154		(4)
Other assets	130		14
Assets of discontinued operations held-for-sale			0
Total assets	(13,059)		(18,384)
Liabilities and equity (CHF million)
Due to banks	(14,328)		(16,392)
Customer deposits	23,646		23,797
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	56		47
Trading liabilities	776		60
Short-term borrowings	1,926		2,167
Long-term debt	1,407		623
Brokerage payables	(128)		(116)
Other liabilities	746		861
Total liabilities	14,101		11,047
Total shareholders' equity	(25,996)		(27,783)
Noncontrolling interests	(1,164)		(1,648)
Total equity	(27,160)		(29,431)
Total liabilities and equity	(13,059)		(18,384)

Subsidiary guarantee information (Details 3) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	508	36,815
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(485)	(737)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	932	(30,201)
Purchase of investment securities	(1,172)	(1,166)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	1,372	1,741
Investments in subsidiaries and other investments	(870)	(460)
Proceeds from sale of other investments	2,516	1,054
(Increase)/decrease in loans	(5,636)	1,286
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(718)	(764)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	147	184
Net cash provided by/(used in) investing activities of continuing operations	(1,585)	(27,902)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,703	7,758
Increase/(decrease) in short-term borrowings	413	9,005
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,285
Issuances of long-term debt	23,602	30,623
Repayments of long-term debt	(18,972)	(28,237)
Issuances of common shares	666	29
Sale of treasury shares	7,746	14,899
Repurchase of treasury shares	(7,672)	(16,432)
Dividends paid/capital repayments	(1,805)	(2,654)
Other, net	671	(672)
Net cash provided by/(used in) financing activities of continuing operations	10,112	17,604
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,454)	(752)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,606	25,667
Cash and due from banks at beginning of period	65,467	51,857
Cash and due from banks at end of period	68,073	77,524
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	4,943	40,062
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(589)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	(1,076)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	708	(94)
Proceeds from sale of other investments	428	423
(Increase)/decrease in loans	2,192	764
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(182)	(283)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	9	34
Net cash provided by/(used in) investing activities of continuing operations	710	(821)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(16)	74
Increase/(decrease) in short-term borrowings	(12,509)	(8,036)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(30,070)
Issuances of long-term debt	2,718	191
Repayments of long-term debt	(2,649)	(1,849)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Other, net	60	140
Net cash provided by/(used in) financing activities of continuing operations	(4,381)	(39,550)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(615)	96
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	657	(213)
Cash and due from banks at beginning of period	5,133	1,989
Cash and due from banks at end of period	5,790	1,776
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(4,816)	(3,637)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(561)	(1,013)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	4,764	(29,619)
Purchase of investment securities	(79)	(32)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	84	590
Investments in subsidiaries and other investments	(1,498)	(269)
Proceeds from sale of other investments	2,019	513
(Increase)/decrease in loans	(6,210)	3,585
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(522)	(474)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	49	123
Net cash provided by/(used in) investing activities of continuing operations	375	(25,435)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,941	7,852
Increase/(decrease) in short-term borrowings	12,928	16,653
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,255)	33,454
Issuances of long-term debt	19,774	28,962
Repayments of long-term debt	(15,767)	(24,981)
Issuances of common shares	0	0
Sale of treasury shares	614	1,528
Repurchase of treasury shares	(612)	(1,281)
Dividends paid/capital repayments	(142)	(3,159)
Other, net	(358)	(3,254)
Net cash provided by/(used in) financing activities of continuing operations	13,123	55,774
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(5,835)	(847)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,872	25,757
Cash and due from banks at beginning of period	59,898	50,546
Cash and due from banks at end of period	62,770	76,303
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	127	36,425
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(562)	(1,602)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,320	(30,695)
Purchase of investment securities	(79)	(32)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	84	590
Investments in subsidiaries and other investments	(790)	(363)
Proceeds from sale of other investments	2,447	936
(Increase)/decrease in loans	(4,018)	4,349
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(704)	(757)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	58	157
Net cash provided by/(used in) investing activities of continuing operations	1,085	(26,256)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,925	7,926
Increase/(decrease) in short-term borrowings	419	8,617
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,384
Issuances of long-term debt	22,492	29,153
Repayments of long-term debt	(18,416)	(26,830)
Issuances of common shares	0	0
Sale of treasury shares	614	1,528
Repurchase of treasury shares	(612)	(1,281)
Dividends paid/capital repayments	(142)	(3,159)
Other, net	(298)	(3,114)
Net cash provided by/(used in) financing activities of continuing operations	8,742	16,224
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,450)	(751)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	3,529	25,544
Cash and due from banks at beginning of period	65,031	52,535
Cash and due from banks at end of period	68,560	78,079
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	2,964	3,859
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	29
Investments in subsidiaries and other investments	(2,490)	(408)
Proceeds from sale of other investments	0	0
(Increase)/decrease in loans	74	458
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	0
Net cash provided by/(used in) investing activities of continuing operations	(2,416)	79
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(656)	(2,239)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	6
Repayments of long-term debt	0	(483)
Issuances of common shares	666	29
Sale of treasury shares	417	21
Repurchase of treasury shares	(61)	(1,316)
Dividends paid/capital repayments	(1,560)	(2,378)
Other, net	632	2,419
Net cash provided by/(used in) financing activities of continuing operations	(557)	(3,941)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	7	2
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2)	(1)
Cash and due from banks at beginning of period	18	11
Cash and due from banks at end of period	16	10
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(2,583)	(3,469)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	77	865
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,388)	494
Purchase of investment securities	(1,093)	(1,134)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	1,288	1,122
Investments in subsidiaries and other investments	2,410	311
Proceeds from sale of other investments	69	118
(Increase)/decrease in loans	(1,692)	(3,521)
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(14)	(7)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	89	27
Net cash provided by/(used in) investing activities of continuing operations	(254)	(1,725)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	1,434	2,071
Increase/(decrease) in short-term borrowings	(6)	388
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	(99)
Issuances of long-term debt	1,105	1,464
Repayments of long-term debt	(556)	(924)
Issuances of common shares	0	0
Sale of treasury shares	6,715	13,350
Repurchase of treasury shares	(6,999)	(13,835)
Dividends paid/capital repayments	(103)	2,883
Other, net	337	23
Net cash provided by/(used in) financing activities of continuing operations	1,927	5,321
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(11)	(3)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(921)	124
Cash and due from banks at beginning of period	418	(689)
Cash and due from banks at end of period	(503)	(565)

Litigation (Details)	6 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2011 CHF	Jun. 30, 2011 IndyMac Mortgage-Backed Securities Litigation Credit Suisse Securities (USA) LLC USD ( $)	Jun. 30, 2011 IndyMac Mortgage-Backed Securities Litigation Credit Suisse Securities (USA) LLC USD ( $)	Jun. 30, 2011 Mortgage-related actions filed by Federal Home Loan Bank of Boston Credit Suisse Securities (USA) LLC USD ( $)	Jun. 30, 2011 Mortgage-related actions filed by Court for the Southern District of New York Credit Suisse Securities (USA) LLC USD ( $)	Jun. 30, 2011 FINRA arbitration brought by ST Microelectronics. Credit Suisse Securities (USA) LLC USD ( $)	Jun. 30, 2011 Credit Suisse Securities (USA) LLC
Litigation.
Net litigation provisions	69,000,000
Loss Contingencies
Number of individual investor actions					2		3
Additional claims filed against IndyMac RMBS underwritten by CSS LLC		1,700,000,000
Value of RMBS issued by third party underwritten by CSS LLC			3,000,000,000	423,000,000	71,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC (as a percent)			37.00%	7.00%	36.00%
RMBS offerings by third party			8,100,000,000	5,900,000,000	199,000,000
Credit received for amount of award paid to ST Microelectronics						75,000,000
Amount of damages paid to ST Microelectronics						$ 357,000,000

Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2